1933 Act File No. 33-44590
                                   1940 Act File No. 811-6504

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.        ............
                                 ---

   Post-Effective Amendment No.   20    ..........       X
                                -                         --

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -  --

   Amendment No.    21   .........................       X
                 --                                    -  --

                            THE BILTMORE FUNDS

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 15, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                         Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430



                           CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement of THE BILTMORE FUNDS which is comprised of twelve portfolios: (1) Biltmore Balanced Fund (Class A Shares, Class B Shares, and Class Y Shares); (2) Biltmore Equity Fund (Class A Shares, Class B Shares, and Class Y Shares); (3) Biltmore Equity Index Fund (Class A Shares and Class Y Shares); (4) Biltmore Fixed Income Fund(Class A Shares, Class B Shares, and Class Y Shares); (5) Biltmore Special Values Fund (Class A Shares and Class Y Shares); (6) Biltmore Short-Term Fixed Income Fund (Class A Shares and Class Y Shares); (7) Biltmore Money Market Fund (Institutional and Investment Shares); (8) Biltmore Tax-Free Money Market Fund (Institutional and Investment Shares);
(9)Biltmore U.S. Treasury Money Market Fund (Institutional and Investment Shares); (10) Biltmore Prime Cash Management Fund (Institutional Shares);
(11) Biltmore Quantitative Equity Fund (Class A Shares, Class B Shares, and Class Y Shares); and (12) Biltmore Emerging Markets Fund (Class A Shares and Class Y Shares) and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-12) Cover Page.
Item 2.   Synopsis.................(1-12) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............(1-12) Financial Highlights.
Item 4.   General Description of
           Registrant..............(1-12) General Information; (1- 6, 11,
                                   12) The Biltmore Funds; (7) Money Market
                                   Fund Investment Objective; (8)Tax-Free
                                   Fund Investment Objective; (9) U.S.
                                   Treasury Fund Investment Objective; (10)
                                   Prime Cash ManagementFund Investment
                                   Objective; (1- 6, 11, 12) Portfolio
                                   Investments and Strategies; (7)Money
                                   Market Fund Investment Policies; (8)Tax-
                                   Free Fund Investment Policies; (9) U.S.
                                   Treasury Fund Investment Policies; (10)
                                   Prime Cash Management Investment
                                   Policies; (1- 6, 11, 12) Investment
                                   Limitations; (7) Money Market Fund
                                   Investment Limitations; (8) Tax-Free
                                   Fund Investment Limitations;  (9) U.S.
                                   Treasury Fund Limitations; (1- 6, 11,
                                   12) Risk Factors; (7-10) Investment
                                   Risks;(1-12)) Investment Considerations;
                                   (7-10) Investment Policies.
Item 5.   Management of the Fund...(1-6,11, 12) Management of The Trusts;
                                   (7-10) Management of the Trust;(1, 2, 4,
                                   11) Distribution of Shares; (7-9)
                                   Distribution of Investment Shares; (1-
                                   12) Distribution Plan; (1-12)
                                   Administrative Arrangements; (1-6,11,12)
                                   Shareholder Servicing Arrangements
                                   (Class A and Class B Shares only); (1-
                                   12) Administration of the Fund; (1-6,
                                   11, 12) Expenses of the Fund and Class Y
                                   Shares; Expenses of the Funds and Class
                                   A Shares and Class B Shares; (1-6,11,12)
                                   Brokerage Transactions.
Item 6.   Capital Stock and Other
           Securities..............(1-12) Dividends; (1-12) Capital Gains;
                                   (1-12) Shareholder Information; (1-12)
                                   Voting Rights; (1-12) Tax Information;
                                   (1-12) Effect of Banking Laws; (1-12)
                                   Other Classes of Shares.
Item 7.   Purchase of Securities Being
           Offered.................(1-12) Net Asset Value; (1-6, 11, 12)
                                   Investing In The Funds;(7-9) Investing
                                   In Investment Shares; (7-10) Investing
                                   In Institutional Shares); (1-12) Share
                                   Purchases; (1-12) By Mail; (1-12)
                                   Through Wachovia Investments, Inc.;
                                   (1-6, 11, 12) Through the Trust
                                   Divisions of The Wachovia Banks;(7-10)
                                   Through The Wachovia Banks or Other
                                   Service Organizations;
                                   (1-12) Minimum Investment Required; (1-
                                   12) What Shares Cost; (1-6,11,12) Sales
                                   Charge Reallowance (Class A and B only);
                                   (1-6,11,12) Reducing the Initial Sales
                                   Charge Class A and B only); (1-6,11,12)
                                   Quantity Discounts and Accumulated
                                   Purchases (Class A and B only); (1-
                                   6,11,12) Letter of Intent (Class A and B
                                   only); (1-6,11,12) Reinvestment
                                   Privilege (Class A and B only); (1-
                                   6,11,12) Concurrent Purchases (Class A
                                   and B only); (1-6,11,12) Systematic
                                   Investment Program; (1-6,11,12) Exchange
                                   Privilege; (7-10) Exchanges; (1-12)
                                   Certificates and Confirmations; (1-
                                   6,11,12) Subaccounting Services.
Item 8.   Redemption or Repurchase.(1-6, 11, 12) Redeeming Shares; (7-9)
                                   Redeeming Investment Shares; (7-10)
                                   Redeeming Institutional Shares; (1-12)
                                   By Telephone; (1-12) By Mail; (7-10)
                                   Through the Wachovia Banks; (7-10)
                                   Through Service Organizations;(1-12)
                                   Accounts With Low Balances; (1-12)
                                   Systematic Withdrawal Program.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-12) Cover Page.
Item 11.  Table of Contents........(1-12) Table of Contents.
Item 12.  General Information and
           History.................(1-6, 11, 12) General Information; (7-
                                   10)General Information About the Fund.
Item 13.  Investment Objectives and
           Policies................(1-6, 11, 12) Investment Objectives,
                                   Policies, and Limitations of the Funds;
                                   (7-10)Investment Objectives and
                                   Policies;(7-10) Investment Limitations.
Item 14.  Management of the Fund...(1-6, 11, 12) The Biltmore Funds and The
                                   Biltmore Municipal Funds Management; (7-
                                   10) The Biltmore Funds Management.
Item 15.  Control Persons and Principal
           Holders of Securities...Not Applicable.
Item 16.  Investment Advisory and Other
           Services................(1-12) Investment Advisory Services; (1-
                                   12) Other Services; (1-6, 11, 12)
                                   Administration; (7-10) fund
                                   Administration; (1-12) Custodian; (1-12)
                                   Transfer Agent; (1-12) Legal Services;
                                   (1-12) Independent Auditors.
Item 17.  Brokerage Allocation.....(1-12) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................(1-6, 11, 12) Purchasing Fund Shares;
                                   (1-6. 11, 12) Determining Net Asset
                                   Value; (1-6, 11, 12) Redeeming Fund
                                   Shares; (1-6,11,12) Redemption in Kind;
                                   (1-6, 11, 12) Determining Market Value
                                   of Securities; (1-6, 11, 12)
                                   Massachusetts Business Trusts.
Item 20.  Tax Status...............(1-12) Tax Status.
Item 21.  Underwriters.............(1, 2, 4, 11 Class B Shares only)
                                   Distribution Plan.
Item 22.  Calculation of Performance
           Data....................(1-6) Effective Yield; (1-12) Yield; (1-
                                   6,11,12) Total Return; (1-12)
                                   Performance Comparisons; (1-6,11, 12)
                                   Duration; (11) Standard & Poor's
                                   Corporation.
Item 23.  Financial Statements.....(1-12) The Financial Statements for the
                                   fiscal period ended November 30, 1996,
                                   are incorporated herein by reference
                                   from the Funds' Annual Reports dated
                                   November 30, 1996.


                              The Biltmore Funds
                         The Biltmore Municipal Funds
                                Class A Shares
                                All Portfolios
                                Class B Shares
                             Biltmore Equity Fund
                      Biltmore Quantitative Equity Fund
                            Biltmore Balanced Fund
                          Biltmore Fixed Income Fund

                                  Prospectus
                               January 31, 1997


                                    [LOGO]



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS

The Biltmore Funds and The Biltmore Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are open-end management investment companies which offer separate investment portfolios, each having its own investment objective and policies for different investor needs. The shares offered by this prospectus represent interests in the following portfolios (individually referred to as the "Fund" or collectively as the "Funds"):


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  THE BILTMORE FUNDS                                 THE BILTMORE MUNICIPAL FUNDS

                 BILTMORE EQUITY FUND                            BILTMORE GEORGIA MUNICIPAL BOND FUND

          BILTMORE QUANTITATIVE EQUITY FUND                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

              BILTMORE EQUITY INDEX FUND                     BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

             BILTMORE SPECIAL VALUES FUND

            BILTMORE EMERGING MARKETS FUND

                BILTMORE BALANCED FUND

              BILTMORE FIXED INCOME FUND

        BILTMORE SHORT-TERM FIXED INCOME FUND




In addition, The Biltmore Funds offers through separate prospectuses the following money market portfolios, each having a distinct investment objective and policies: Biltmore Money Market Fund, Biltmore Prime Cash Management Fund, Biltmore Tax-Free Money Market Fund, and Biltmore U.S. Treasury Money Market Fund.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, WACHOVIA BANK OF GEORGIA, N.A., WACHOVIA BANK OF NORTH CAROLINA, N.A., OR WACHOVIA BANK OF SOUTH CAROLINA, N.A. OR ANY OF THEIR AFFILIATES OR SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This prospectus provides you with information specfic to the Class A Shares and Class B Shares of the Funds. It contains the information you should read and know before you invest in the Class A Shares or Class B Shares of the Funds. The Funds also offer Class Y Shares to certain institutional investors. Keep this prospectus for future reference.


The Funds have also filed a Statement of Additional Information dated January 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Funds, call 1-800-994-4414 or write The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

----------------------------------------------------------
SUMMARY OF INVESTMENT INFORMATION                                              1
----------------------------------------------------------
SUMMARY OF FUND EXPENSES--CLASS A SHARES                                       2
----------------------------------------------------------
SUMMARY OF FUND EXPENSES--CLASS B SHARES                                       4
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           6
----------------------------------------------------------
GENERAL INFORMATION                                                           10
----------------------------------------------------------
THE BILTMORE FUNDS                                                            10
Biltmore Equity Fund                                                          10
Biltmore Quantitative Equity Fund                                             10
Biltmore Equity Index Fund                                                    10
Biltmore Special Values Fund                                                  11
Biltmore Emerging Markets Fund                                                11
Biltmore Balanced Fund                                                        12
Biltmore Fixed Income Fund                                                    12
Biltmore Short-Term Fixed Income Fund                                         12
Additional Acceptable Investments                                             12
----------------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS                                                  13
Biltmore Georgia Municipal Bond Fund                                          13
Biltmore North Carolina Municipal Bond Fund                                   13
Biltmore South Carolina Municipal Bond Fund                                   13
Acceptable Investments                                                        13
State Municipal Securities                                                    13
----------------------------------------------------------
PORTFOLIO INVESTMENTS AND STRATEGIES                                          14
Investment Considerations                                                     14
     Equity Investments                                                       14
     Securities of Foreign Issuers                                            14
     Securities in Emerging Markets                                           14
     Investments in Debt Obligations                                          15
     Investments in Lower-Rated Debt Obligations                              15
     Municipal Security Investments                                           15
Investment Processes                                                          16
     Quantitative Equity Fund                                                 16
     Equity Index Fund                                                        16
       S&P 500 Index                                                          17
     Emerging Markets Fund                                                    17
     Fixed Income Funds                                                       17
Portfolio Investments                                                         18
     Corporate Debt Obligations                                               18
     Fixed Rate Corporate Debt Obligations                                    18
     Floating Rate Corporate Debt Obligations                                 18
     Convertible Securities                                                   18
     Put and Call Options                                                     19
     Stock Index Futures and Options                                          19
     Forward Foreign Currency Exchange
       Contracts                                                              19
     Index Participation Contracts                                            20
     Mortgage-Backed Securities                                               20
     Adjustable Rate Mortgage Securities                                      20
     Collateralized Mortgage Obligations                                      20
     Real Estate Mortgage Investment Conduits                                 20
     Stripped Mortgage-Backed Securities                                      21
     Asset-Backed Securities                                                  21
     U.S. Government Obligations                                              22
     Demand Master Notes                                                      22
     Temporary Investments                                                    22
     Restricted and Illiquid Securities                                       22
     Repurchase Agreements                                                    23
     Demand Features                                                          23
     When-Issued and Delayed Delivery
       Transactions                                                           23
     Lending of Portfolio Securities                                          23
     Investing in Securities of Other Investment
       Companies                                                              23
     Ratings                                                                  23
     Municipal Leases                                                         23
     Participation Interests                                                  23
     Variable Rate Municipal Securities                                       24
Municipal Bond Insurance                                                      24
Non-Diversification                                                           24
Duration                                                                      24
----------------------------------------------------------
INVESTMENT LIMITATIONS                                                        25
Borrowing Money                                                               25
Diversification                                                               25
----------------------------------------------------------
TRUST INFORMATION                                                             25
Management of the Trusts                                                      25
     Board of Trustees                                                        25
     Investment Advisers                                                      25
     Sub-Adviser                                                              25
     Advisory Fees                                                            25
     Advisers' Background                                                     26
Distribution of Shares                                                        27
     Distribution Plan                                                        27
Administrative Arrangements                                                   28
Shareholder Servicing Arrangements                                            28
Administration of the Funds                                                   28
Expenses of the Funds and Class A Shares and
  Class B Shares                                                              28
Brokerage Transactions                                                        29
----------------------------------------------------------
NET ASSET VALUE                                                               29
----------------------------------------------------------
INVESTING IN THE FUNDS                                                        29
Share Purchases                                                               29
     Through the Trust Divisions of the Wachovia
       Banks                                                                  29
     Through Wachovia Investments, Inc.                                       29
       By Mail                                                                29
Minimum Investment Required                                                   29
What Shares Cost                                                              30
     Class A Shares                                                           30
     Purchases at Net Asset Value                                             30
     Reducing the Initial Sales Charge                                        30
     Quantity Discounts and Accumulated
       Purchases                                                              30
     Letter of Intent                                                         30
     Reinvestment Privilege                                                   31
     Concurrent Purchases                                                     31
     Plan Right of Accumulation                                               31
     Class B Shares                                                           31
Conversion Feature                                                            31
     Sales Charge Reallowance                                                 31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           TABLE OF CONTENTS (CONT'D)

Systematic Investment Program                                                 32
Certificates and Confirmations                                                32
Subaccounting Services                                                        32
Dividends and Capital Gains                                                   32
----------------------------------------------------------
EXCHANGE PRIVILEGE                                                            32
     Exchange by Telephone                                                    33
----------------------------------------------------------
REDEEMING SHARES                                                              33
     By Telephone                                                             33
     By Mail                                                                  33
     Signatures                                                               34
Systematic Withdrawal Program                                                 34
Accounts with Low Balances                                                    34
----------------------------------------------------------
SHAREHOLDER INFORMATION                                                       34
Voting Rights                                                                 34
----------------------------------------------------------
EFFECT OF BANKING LAWS                                                        34
----------------------------------------------------------
TAX INFORMATION                                                               35
----------------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS TAX INFORMATION                                  35
Federal Income Taxes                                                          35
Georgia and North Carolina Taxes                                              36
South Carolina Taxes                                                          36
Other State and Local Taxes                                                   36
----------------------------------------------------------
OTHER CLASSES OF SHARES                                                       36
----------------------------------------------------------
PERFORMANCE INFORMATION                                                       36
----------------------------------------------------------
ADDRESSES                                                             BACK COVER

---------------------------------------------------------
---------------------------------------------------------
                             SUMMARY OF INVESTMENT
                                  INFORMATION

WHO MAY WANT TO INVEST IN THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS?

THE BILTMORE FUNDS and THE BILTMORE MUNICIPAL FUNDS offer investment opportunities to a wide range of investors, from those who may be investing for the short-term to those with long-term goals. In addition to certain money market portfolios offered pursuant to separate prospectuses, the Trusts currently offer the following eight professionally managed diversified portfolios and three non-diversified portfolios:


 BILTMORE EQUITY FUND ("EQUITY FUND")--seeks to produce growth of principal and income;

 BILTMORE QUANTITATIVE EQUITY FUND ("QUANTITATIVE EQUITY FUND")--seeks to provide growth of principal and income;

 BILTMORE EQUITY INDEX FUND ("EQUITY INDEX FUND")--seeks to provide a total return that approximates that of the stock market as measured by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index" or "Index");

 BILTMORE SPECIAL VALUES FUND ("SPECIAL VALUES FUND")--seeks to produce growth of principal;

 BILTMORE EMERGING MARKETS FUND ("EMERGING MARKETS FUND")--seeks to produce long-term capital appreciation;

 BILTMORE BALANCED FUND ("BALANCED FUND")--seeks to provide long-term growth of principal and current income;

 BILTMORE FIXED INCOME FUND ("FIXED INCOME FUND")--seeks a high level of total return;

 BILTMORE SHORT-TERM FIXED INCOME FUND ("SHORT-TERM FIXED INCOME FUND")--seeks to produce a high level of current income;

 BILTMORE GEORGIA MUNICIPAL BOND FUND ("GEORGIA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia;

 BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND ("NORTH CAROLINA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina; and

 BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND ("SOUTH CAROLINA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

WHO MANAGES THE FUNDS?
Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., serves as investment adviser to THE BILTMORE FUNDS and the NORTH CAROLINA MUNICIPAL BOND FUND. Wachovia Bank of Georgia, N.A. serves as investment adviser to GEORGIA MUNICIPAL BOND FUND and Wachovia Bank of South Carolina, N.A. serves as investment adviser to SOUTH CAROLINA MUNICIPAL BOND FUND. Twin Capital Management, Inc. serves as sub-adviser to the QUANTITATIVE EQUITY FUND.

HOW TO BUY AND SELL SHARES
You may buy and sell shares of any of the Funds by telephone, by mail, or in person. Except as indicated below, all shares are sold with sales charges. Fund shares are redeemed at net asset value. The Trusts also offer you the privilege of exchanging shares of one Fund for another. For more information, please see "Investing in the Funds," "Exchange Privilege," and "Redeeming Shares."

RISK FACTORS
Investors should be aware of general risks associated with investment in mutual funds. Market values of fixed income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. Foreign securities in which some of the Funds (particularly the EMERGING MARKETS FUND) may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more of the Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under "Portfolio Investments and Strategies."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                             THE BILTMORE FUNDS AND
                          THE BILTMORE MUNICIPAL FUNDS
                                 CLASS A SHARES



                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                        QUANTITATIVE     EQUITY       SPECIAL
                                                                             EQUITY        EQUITY         INDEX       VALUES
                                                                              FUND          FUND          FUND         FUND
                                                                             -----         -----         -----        -----
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
price)                                                                        4.50%         4.50%         4.50%        4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                           None          None          None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)                                  None          None          None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)           None          None          None         None
Exchange Fee                                                                  None          None          None         None

                                                                        EMERGING
                                                                        MARKETS      BALANCED
                                                                         FUND          FUND
                                                                         -----        -----
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)                                                       4.50%        4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                       None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)                              None         None
Redemption Fees (as a percentage of amount redeemed, if applicable        None         None
Exchange Fee                                                              None         None



                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (1)                               0.60%         0.59%         0.25%        0.72%
12b-1 Fees                                                                     None          None          None         None
Other Expenses (after waiver and reimbursement, if applicable) (2)             0.55%         0.53%         0.48%        0.68%
    Shareholder Servicing Agent Fee                                0.25%
        Total Class A Shares Operating Expenses (after waivers
          and reimbursement, if applicable) (3)                                1.15%         1.12%         0.73%        1.40%

Management Fee (after waiver, if applicable) (1)                         1.00%        0.53%
12b-1 Fees                                                               None         None
Other Expenses (after waiver and reimbursement, if applicable (2)        0.85%        0.48%
    Shareholder Servicing Agent Fee
        Total Class A Shares Operating Expenses (after waivers
          and reimbursement, if applicable) (3)                          1.85%        1.01%


                        SHAREHOLDER TRANSACTION EXPENSES

                                                                      FIXED     SHORT-TERM      GEORGIA    NORTH CAROLINA
                                                                     INCOME    FIXED-INCOME    MUNI BOND      MUNI BOND
                                                                      FUND         FUND          FUND           FUND
                                                                     -----        -----         -----          -----
Maximum Sales Charge Imposed on Purchases (as a percentage of
offering price)                                                      4.50%         2.50%         4.50%          4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                  None          None          None           None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                None          None          None           None
Redemption Fees (as a percentage of amount redeemed, if
applicable)                                                          None          None          None           None
Exchange Fee                                                         None          None          None           None

                                                             SOUTH CAROLINA
                                                                MUNI BOND
                                                                  FUND
                                                                 -----
Maximum Sales Charge Imposed on Purchases (as a percentage
offering price)                                                  4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                              None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)            None
Redemption Fees (as a percentage of amount redeemed, if
applicable)                                                      None
Exchange Fee                                                     None



                    ANNUAL CLASS A SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (1)                              0.48%        0.32%         0.00%          0.31%
12b-1 Fees                                                                    None         None          None           None
Other Expenses (after waiver and reimbursement, if applicable) (2)            0.51%        0.56%         1.17%          0.79%
    Shareholder Servicing Agent Fee                                 0.25%
        Total Class A Shares Operating Expenses (after
          waivers and reimbursement, if applicable) (3)                       0.99%        0.88%         1.17%          1.10%

Management Fee (after waiver, if applicable) (1)                          0.26%
12b-1 Fees                                                                None
Other Expenses (after waiver and reimbursement, if applicable (2)         0.57%
    Shareholder Servicing Agent Fee
        Total Class A Shares Operating Expenses (after
          waivers and reimbursement, if applicable) (3)                   0.83%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30% for the EQUITY INDEX FUND, 0.55% for the SHORT-TERM FIXED INCOME FUND, 0.60% for the FIXED INCOME FUND, 0.70% for the EQUITY FUND, QUANTITATIVE EQUITY FUND and BALANCED FUND, 0.75% for the GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND, 0.80% for the SPECIAL VALUES FUND, and 1.00% for the EMERGING MARKETS FUND.


(2) Other expenses are expected to be 1.74% for the GEORGIA MUNICIPAL BOND FUND, absent an anticipated reimbursement of other operating expenses.


(3) The Annual Class A Shares Operating Expenses and the Operating Expenses absent the voluntary waivers/reimbursements were 0.90% and 1.05% for the EQUITY FUND, 0.87% and 1.02% for the QUANTITATIVE EQUITY FUND, 0.48% and 0.61% for the EQUITY INDEX FUND, 1.21% and 1.50% for the SPECIAL VALUES FUND, 1.69% and 1.78% for the EMERGING MARKETS FUND, 0.76% and 1.00% for the BALANCED FUND, 0.74% and 0.92% for the FIXED INCOME FUND, 0.63% and 0.90% for the SHORT-TERM FIXED INCOME FUND, 0.89% and 2.50% for the GEORGIA MUNICIPAL BOND FUND, 0.84% and 1.61% for the NORTH CAROLINA MUNICIPAL BOND FUND, and 0.57% and 1.16% for the SOUTH CAROLINA MUNICIPAL BOND FUND for the fiscal year ended November 30, 1996. The Annual Class A Shares Operating Expenses are expected to be 1.25% for the EQUITY FUND, 1.23% for the QUANTITATIVE EQUITY FUND, 0.78% for the EQUITY INDEX FUND, 1.48% for the SPECIAL VALUES FUND, 1.18% for the BALANCED FUND, 1.11% for the FIXED INCOME FUND and the SHORT-TERM FIXED INCOME FUND, 2.49% for the GEORGIA MUNICIPAL BOND FUND, 1.54% for the NORTH CAROLINA MUNICIPAL BOND FUND, and 1.32% for the SOUTH CAROLINA MUNICIPAL BOND FUND, absent the voluntary waivers reimbursements described above in Note 1 and 2.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "TRUST INFORMATION" and "INVESTING IN THE FUNDS."


EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. As noted in the table above, the Funds Class A Shares charge no redemption fees.

                                               QUANTITATIVE     EQUITY      SPECIAL     EMERGING
                                    EQUITY        EQUITY        INDEX       VALUES       MARKETS     BALANCED
                                     FUND          FUND          FUND        FUND         FUND         FUND
                                    -----         -----         -----        -----        -----        -----
1 Year                           $      56     $      56     $      52    $      59    $      63    $      55
3 Years                          $      80     $      79     $      67    $      87    $     101    $      76
5 Years                          $     105     $     104     $      84    $     118    $     141    $      98
10 Years                         $     178     $     175     $     132    $     205    $     252    $     163

                                                  SHORT-TERM      GEORGIA    NORTH CAROLINA   SOUTH CAROLINA
                                  FIXED INCOME   FIXED-INCOME    MUNI BOND      MUNI BOND        MUNI BOND
                                      FUND           FUND          FUND           FUND             FUND
                                      -----          -----         -----          -----            -----
1 Year                            $      55      $      34     $      56      $      56        $      53
3 Years                           $      75      $      52     $      80      $      78        $      70
5 Years                           $      97      $      73     $     106      $     103        $      89
10 Years                          $     161      $     131     $     181      $     173        $     143



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

                               THE BILTMORE FUNDS

                               THE BILTMORE FUNDS
                                 CLASS B SHARES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                                         QUANTITATIVE
                                                                               EQUITY                       EQUITY
                                                                                FUND                         FUND
                                                                      -------------------------    -------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of
offering price)                                                                 None                         None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                             None                         None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable) (1)             5% during the first year,      5% during the first year,
                                                                      4% during the second year,     4% during the second year
                                                                      3% during the third year,      3% during the third year,
                                                                      3% during the fourth year,     3% during the fourth year,
                                                                      2% during the fifth year,      2% during the fifth year,
                                                                      1% during the sixth year,      1% during the sixth year,
                                                                   and 0% after the seventh year.   and 0% after the seventh year.


Redemption Fees (as a percentage of amount redeemed, if applicable)             None                       None
Exchange Fee                                                                    None                       None



                    ANNUAL CLASS B SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (2)                                  0.60%                      0.59%
12b-1 Fees                                                                        0.75%                      0.75%
Other Expenses (after reimbursement, if applicable)                               0.55%                      0.53%
    Shareholder Servicing Agent Fee                               0.25%
        Total Class B Shares Operating Expenses (after waiver,
          if applicable)                                                          1.90%                      1.87%



                        SHAREHOLDER TRANSACTION EXPENSES


                                                                              BALANCED                     FIXED INCOME
                                                                                FUND                           FUND
                                                                      -------------------------      -------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of
offering price)                                                                 None                           None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                             None                           None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable) (1)                      5% during the first year,       5% during the first year,
                                                                      4% during the second year,      4% during the second year,
                                                                      3% during the third year,       3% during the third year,
                                                                      3% during the fourth year,      3% during the fourth year,
                                                                      2% during the fifth year,       2% during the fifth year,
                                                                      1% during the sixth year,       1% during the sixth year,
                                                                    and 0% after the seventh year.   and 0% after the seventh year.

Redemption Fees (as a percentage of amount redeemed, if applicable)             None                           None
Exchange Fee                                                                    None                           None



                    ANNUAL CLASS B SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (2)                                     0.53%                      0.48%
12b-1 Fees                                                                           0.75%                      0.75%
Other Expenses (after reimbursement, if applicable)                                  0.48%                      0.51%
    Shareholder Servicing Agent Fee                                  0.25%
        Total Class B Shares Operating Expenses (after waiver, if
          applicable)                                                                1.76%                      1.74%



(1) No contingent deferred sales charge will be imposed on: (a) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (b) Shares acquired through reinvestment of dividends and capital gains, (c) Shares held for more than seven years after the end of the calendar month of acquisition,
     (d) accounts following the death or disability of any shareholder in the account, or (e) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan.


(2) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.70% for the EQUITY FUND, QUANTITATIVE EQUITY FUND and the BALANCED FUND, and 0.60% for the FIXED INCOME FUND.


(3) The Annual Class B Shares Operating Expenses and the Operating Expenses absent the voluntary waiver were 1.90% and 2.10% for the EQUITY FUND, 1.87% and 1.98% for the QUANTITATIVE EQUITY FUND, 1.76% and 1.92% for the BALANCED FUND, and 1.74% and 1.87% for the FIXED INCOME FUND for the fiscal year ended November 30, 1996. The Annual Class B Shares are expected to be 2.00% for the EQUITY FUND, 1.98% for the QUANTITATIVE EQUITY FUND, 1.93% for the BALANCED FUND, and 1.86% for the FIXED INCOME FUND, absent the voluntary waiver described above in Note 2.



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "TRUST INFORMATION" and "INVESTING IN THE FUND."


EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                             QUANTITATIVE
                                  EQUITY        EQUITY       BALANCED     FIXED INCOME
                                   FUND          FUND          FUND           FUND
                                   ----          ----          ----           ----
1 Year                           $      71     $      71     $      70      $      69
3 Years                          $      93     $      92     $      88      $      88



You would pay the following expenses on the same investment, assuming no redemptions:

                                             QUANTITATIVE
                                  EQUITY        EQUITY       BALANCED     FIXED INCOME
                                   FUND          FUND          FUND           FUND
                                   ----          ----          ----           ----
1 Year                           $      19     $      19     $      18      $      18
3 Years                          $      60     $      59     $      55      $      55



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      FINANCIAL HIGHLIGHTS--CLASS A SHARES


(For a Class A Share outstanding throughout each period)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                                           DISTRIBUTIONS FROM
                                          NET REALIZED AND                                  NET REALIZED GAIN
                               NET           UNREALIZED                                      ON INVESTMENTS,
               NET ASSET   INVESTMENT      GAIN/(LOSS) ON                   DISTRIBUTIONS   FUTURES CONTRACTS
                VALUE,       INCOME/    INVESTMENTS, FUTURES   TOTAL FROM     FROM NET         AND FOREIGN
PERIOD ENDED   BEGINNING   (OPERATING      CONTRACTS, AND      INVESTMENT    INVESTMENT         CURRENCY           TOTAL
NOVEMBER 30,   OF PERIOD      LOSS)       FOREIGN CURRENCY     OPERATIONS      INCOME         TRANSACTIONS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND
1993(a)        $   10.00         0.12              0.25              0.37         (0.09)               --            (0.09)
1994           $   10.28         0.20              0.12              0.32         (0.20)            (0.08)           (0.28)
1995           $   10.32         0.23              2.64              2.87         (0.25)            (0.23)           (0.48)
1996           $   12.71         0.22(i)            2.83             3.05         (0.22)            (0.73)           (0.95)
BILTMORE QUANTITATIVE EQUITY FUND
1994(b)        $   10.00         0.12             (0.43)            (0.31)        (0.09)               --            (0.09)
1995           $    9.60         0.22              3.51              3.73         (0.22)               --            (0.22)
1996           $   13.11         0.24(i)            2.77             3.01         (0.21)            (0.24)           (0.45)
BILTMORE EQUITY INDEX FUND
1993(a)        $   10.00         0.15              0.43              0.58         (0.11)               --            (0.11)
1994           $   10.47         0.25             (0.19)             0.06         (0.24)            (0.02)           (0.26)
1995           $   10.27         0.28              3.37              3.65         (0.27)            (0.03)           (0.30)
1996           $   13.62         0.32(i)            3.13             3.45         (0.31)            (0.78)           (1.09)
BILTMORE SPECIAL VALUES FUND
1993(a)        $   10.00       (0.002)            0.242              0.24            --                --               --
1994           $   10.24         0.06             (0.22)            (0.16)        (0.05)            (0.28)           (0.33)
1995           $    9.75         0.09              2.42              2.51         (0.02)            (0.06)           (0.08)
1996           $   12.18         0.35              4.13              4.48         (0.08)            (0.91)           (0.99)
BILTMORE EMERGING MARKETS FUND
1995(c)        $   10.00         0.05              0.36              0.41            --                --               --
1996           $   10.41         0.09(i)            1.20             1.29         (0.03)               --            (0.03)
BILTMORE BALANCED FUND
1993(a)        $   10.00         0.19              0.29              0.48         (0.15)               --            (0.15)
1994           $   10.33         0.35             (0.38)            (0.03)        (0.33)            (0.04)           (0.37)
1995           $    9.93         0.40              2.13              2.53         (0.38)            (0.16)           (0.54)
1996           $   11.92         0.38(i)            1.72             2.10         (0.38)            (0.34)           (0.72)
BILTMORE FIXED INCOME FUND
1993(a)        $   10.00         0.31             (0.01)             0.30         (0.30)               --            (0.30)
1994           $   10.00         0.56             (0.98)            (0.42)        (0.55)            (0.06)           (0.61)
1995           $    8.97         0.58              0.92              1.50         (0.57)               --            (0.57)
1996           $    9.90         0.61(i)           (0.09)            0.52         (0.59)               --            (0.59)
BILTMORE SHORT-TERM FIXED INCOME FUND
1993(a)        $   10.00         0.27             (0.10)             0.17         (0.26)               --            (0.26)
1994           $    9.91         0.45             (0.33)             0.12         (0.45)               --            (0.45)
1995           $    9.58         0.59              0.24              0.83         (0.52)               --            (0.52)
1996           $    9.89         0.56(i)           (0.06)            0.50         (0.60)               --            (0.60)
BILTMORE GEORGIA MUNICIPAL BOND FUND
1995(c)        $   10.00         0.41              0.96              1.37         (0.41)               --            (0.41)
1996           $   10.96         0.47              0.05              0.52         (0.47)            (0.01)           (0.48)
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
1995(c)        $   10.00         0.43              0.99              1.42         (0.43)               --            (0.43)
1996           $   10.99         0.45              0.09              0.54         (0.45)            (0.05)           (0.50)
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND (D)
9/30/91(e)     $   10.00         0.43              0.17              0.60         (0.43)               --            (0.43)
9/30/92        $   10.17         0.60              0.36              0.96         (0.60)               --            (0.60)
9/30/93        $   10.53         0.59              0.74              1.33         (0.59)               --            (0.59)
11/30/93(f)    $   11.27         0.10             (0.15)            (0.05)        (0.10)               --            (0.10)
11/30/94       $   11.12         0.56             (1.04)            (0.48)        (0.56)            (0.03)           (0.59)
11/30/95       $   10.05         0.56              1.10              1.66         (0.56)            (0.10)           (0.66)
11/30/96       $   11.05         0.55              0.03              0.58         (0.55)            (0.03)           (0.58)



  * Computed on an annualized basis.
(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.
(b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(d) Prior to November 30, 1993 the Fund's year end was September 30.
(e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.
(f) Reflects operations for the two months ended November 30, 1993.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(i) Per share information is based on average shares outstanding.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 RATIOS TO AVERAGE NET ASSETS          NET ASSETS,
 NET ASSET                                 NET                           END OF       AVERAGE     PORTFOLIO
VALUE, END      TOTAL                  INVESTMENT    EXPENSE WAIVER/   PERIOD (000  COMMISSION    TURNOVER
 OF PERIOD    RETURN(G)    EXPENSES      INCOME     REIMBURSEMENT(H)    OMITTED)     RATE PAID      RATE
------------------------------------------------------------------------------------------------------------
 $   10.28         3.68%        0.81%*       2.18%*          0.32%*     $  61,997           --           50%
 $   10.32         3.10%        0.87%        1.98%           0.16%      $  87,022           --           35%
 $   12.71        28.74%        0.90%        1.99%           0.07%      $ 130,150           --           65%
 $   14.81        25.56%        0.90%        1.62%           0.15%      $  20,774    $  0.0652           64%
 $    9.60        (3.08%)       0.90%*       1.83%*          0.10%*     $  91,979           --           64%
 $   13.11        39.33%        0.87%        1.93%           0.10%      $ 121,895           --           63%
 $   15.67        23.74%        0.87%        1.70%           0.15%      $  15,742    $  0.0532           44%
 $   10.47         5.80%        0.43%*       2.54%*          0.12%*     $ 149,266           --            9%
 $   10.27         0.56%        0.46%        2.44%           0.08%      $ 183,852           --            9%
 $   13.62        36.15%        0.48%        2.39%           0.05%      $ 186,841           --           60%
 $   15.98        27.19%        0.48%        2.23%           0.13%      $  18,154    $  0.0137           12%
 $   10.24         2.40%        1.25%*      (0.03%)*          1.79%*    $  12,072           --           68%
 $    9.75        (1.61%)       1.13%        0.63%           1.09%      $  17,431           --           62%
 $   12.18        25.91%        1.29%        0.80%           0.58%      $  24,093           --           57%
 $   15.67        39.78%        1.21%        0.47%           0.29%      $   6,642    $  0.0650           38%
 $   10.41         4.10%        1.80%*       0.85%*          0.28%*     $  71,276           --           17%
 $   11.67        12.45%        1.69%        0.73%           0.09%      $   5,488    $  0.0009           30%
 $   10.33         4.89%        0.75%*       3.30%*          0.19%*     $ 166,271           --           60%
 $    9.93        (0.39%)       0.75%        3.46%           0.17%      $ 194,430           --           74%
 $   11.92        26.32%        0.76%        3.58%           0.16%      $ 207,421           --          102%
 $   13.30        18.55%        0.76%        3.05%           0.24%      $  18,619    $  0.0545           99%
 $   10.00         3.02%        0.68%*       5.44%*          0.19%*     $ 140,325           --          149%
 $    8.97        (4.30%)       0.71%        5.90%           0.13%      $ 148,751           --          148%
 $    9.90        17.20%        0.74%        6.07%           0.10%      $ 169,846           --          155%
 $    9.83         5.51%        0.74%        6.05%           0.18%      $   4,853           --          181%
 $    9.91         1.69%        0.58%*       4.78%*          0.22%*     $ 154,459           --           73%
 $    9.58         1.27%        0.60%        4.62%           0.18%      $ 148,326           --          151%
 $    9.89         8.82%        0.63%        5.83%           0.16%      $ 124,720           --          147%
 $    9.79         5.29%        0.63%        5.50%           0.27%      $   1,675           --          145%
 $   10.96        13.93%        0.92%*       4.30%*          1.88%*     $  10,220           --           14%
 $   11.00         4.97%        0.89%        4.40%           1.61%      $   7,531           --           14%
 $   10.99        14.40%        0.85%        4.40%           1.19%      $  18,679           --           19%
 $   11.03         5.17%        0.84%        4.24%           0.77%      $  13,752           --            7%
 $   10.17         6.32%        0.82%*       5.73%*          0.86%*     $  21,438           --            0%
 $   10.53         9.73%        0.61%        5.83%           0.73%      $  63,139           --            0%
 $   11.27        13.03%        0.55%        5.46%           0.62%      $  82,674           --            4%
 $   11.12        (0.48%)       0.55%*       5.11%*          0.60%*     $  83,371           --            2%
 $   10.05        (4.52%)       0.60%        5.22%           0.59%      $  75,995           --           23%
 $   11.05        16.97%        0.58%        5.23%           0.55%      $  93,725           --           15%
 $   11.05         5.54%        0.57%        5.10%           0.59%      $  65,981           --           20%


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      FINANCIAL HIGHLIGHTS--CLASS B SHARES



(For a Class B Share outstanding throughout each period)



The following table has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                       NET REALIZED AND
                                       UNREALIZED GAIN/
  PERIOD     NET ASSET                     (LOSS) ON                    DISTRIBUTIONS
  ENDED       VALUE,         NET          INVESTMENTS      TOTAL FROM     FROM NET       NET ASSET
 NOVEMBER    BEGINNING   INVESTMENT       AND FUTURES      INVESTMENT    INVESTMENT    VALUE, END OF
   30,       OF PERIOD     INCOME          CONTRACTS       OPERATIONS      INCOME         PERIOD
----------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND
1996(a)      $   12.43         0.02             2.37             2.39         (0.03)     $   14.79
BILTMORE QUANTITATIVE EQUITY FUND
1996(a)      $   13.09         0.04             2.56             2.60         (0.04)     $   15.65
BILTMORE BALANCED FUND
1996(a)      $   11.68         0.09             1.59             1.68         (0.07)     $   13.29
BILTMORE FIXED INCOME FUND
1996(a)      $    9.45         0.15             0.40             0.55         (0.17)     $    9.83



  * Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Funds' performance is contained in the Funds' Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RATIOS TO AVERAGE NET ASSETS           NET ASSETS,
                               NET                            END OF       AVERAGE     PORTFOLIO
   TOTAL                   INVESTMENT     EXPENSE WAIVER/   PERIOD (000  COMMISSION    TURNOVER
 RETURN(B)    EXPENSES       INCOME      REIMBURSEMENT(C)    OMITTED)     RATE PAID      RATE
-------------------------------------------------------------------------------------------------
   19.25%        1.90%*        0.02%*         0.20%*        $     976    $  0.0652           64%
   19.90%        1.87%*        0.46%*         0.11%*        $   1,414    $  0.0532           44%
   14.47%        1.76%*        1.93%*         0.16%*        $   1,821    $  0.0545           99%
    5.83%        1.74%*        5.20%*         0.13%*        $     113           --          181%


---------------------------------------------------------
---------------------------------------------------------
                              GENERAL INFORMATION
THE BILTMORE FUNDS was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. (For purposes of this prospectus, "THE BILTMORE FUNDS" refers only to those portfolios of the Trust that are included in this combined prospectus.) THE BILTMORE MUNICIPAL FUNDS was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Each Declaration of Trust permits the respective Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Trusts offer three classes of shares: Class A Shares, Class Y Shares, and for the Equity Fund, the Quantitative Equity Fund, the Balanced Fund and the Fixed Income Fund, Class B Shares. Class Y Shares are offered to certain accounts held by Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., and Wachovia Bank of South Carolina, N.A. (collectively, "Wachovia Banks") and their affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. Class A Shares and Class B Shares are sold to those customers as well as other individuals and customers of the Wachovia Banks. This prospectus relates only to Class A Shares and Class B Shares ("Shares") of the Funds.

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective.

For additional information about investment limitations, strategies, and certain investment policies, please refer to the "Portfolio Investments and Strategies" section of this prospectus.

---------------------------------------------------------
---------------------------------------------------------
                               THE BILTMORE FUNDS

BILTMORE EQUITY FUND



The investment objective of the EQUITY FUND is to produce growth of principal and income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of common stock of companies with an established market. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. These securities will be primarily quality mid- to large-capitalization common stocks. The Fund's investment adviser seeks undervalued stocks with improving prospects by integrating two disciplines to capture both growth and value opportunities. The Fund's investment adviser will integrate value and growth management techniques in attempting to select undervalued stocks that have prospects for improving fundamentals while evening out the price volatility often associated with high growth investments.


Acceptable investments include:

  common or preferred stocks of U.S. companies which are either listed on the
-
  New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

  convertible securities;
-

  investments in American Depositary Receipts ("ADRs") of foreign companies
-
  traded on the New York Stock Exchange or in over-the-counter markets. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in other securities of foreign issuers ("Non-ADRs"). (See "Securities of Foreign Issuers."); and


  domestic issues of corporate debt obligations rated A or better by Moody's
-
  Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group
  ("S&P").


BILTMORE QUANTITATIVE EQUITY FUND
The investment objective of the QUANTITATIVE EQUITY FUND is to provide growth of principal and income. The Fund pursues its investment objective by investing in a professionally managed and diversified portfolio consisting primarily of large capitalization common stocks. The average market capitalization of the stocks in the Fund's universe will be in excess of $1 billion. These securities will primarily be composed of issues of domestic companies. Stocks are selected by the Fund's sub-adviser using a quantitative computer valuation model described below under "Investment Processes." The Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the S&P 500 Index. However, the Fund will not limit its investments solely to stocks represented in the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities.

Although the Fund normally seeks to remain substantially fully invested in the common stocks in the universe identified by the Fund's investment adviser, the Fund may also invest in the acceptable investments listed under "BILTMORE EQUITY FUND" above.

BILTMORE EQUITY INDEX FUND
The investment objective of the EQUITY INDEX FUND is to provide a total return that approximates that of the stock market as measured by the S&P 500 Index. The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the Index. The Fund will normally seek to be invested in all the stocks that comprise the Index and achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1%; a figure of 1.00 would represent perfect correlation. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's total assets will be invested in stocks represented in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

In addition, the Fund may hold cash reserves which may be invested in, but not limited to, the following:


 commercial paper rated, at the time of purchase, at least Prime-1 or A-1 by Moody's or S&P, or, if unrated, of comparable quality as determined by the Fund's investment adviser;


 time and savings deposits (including certificates of deposit) in domestic, commercial and savings banks; and

 index participation contracts.

BILTMORE SPECIAL VALUES FUND


The investment objective of the SPECIAL VALUES FUND is to produce growth of principal. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market which the investment adviser believes to be significantly undervalued with potential for above-average capital appreciation commensurate with increased risk. Typical investments are in stocks that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1 billion. The Fund will limit its investments to up to 20% of total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs and up to 10% of total assets in other securities of foreign issuers.


Acceptable investments include, but are not limited to:

 common stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have potential for above-average appreciation;

 domestic issues of corporate debt obligations (including convertible bonds);

 securities of foreign issuers; and

 master limited partnerships.

In addition, the Fund may invest in high yield corporate bonds (commonly known as junk bonds) and speculative grade preferred stocks.
BILTMORE EMERGING MARKETS FUND
The investment objective of the EMERGING MARKETS FUND is to produce long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world. Because investing in emerging markets can involve significant risks, the Fund is designed for aggressive investors. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in securities of issuers and companies located in countries having emerging markets. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other securities, including debt securities.

Acceptable investments may also include, but will not be limited to:

 preferred stocks of foreign companies;

 convertible securities and warrants of foreign companies;


 investments in ADRs of foreign countries traded on the New York Stock Exchange or in over-the-counter markets, and investments in European Depositary Receipts ("EDRs," sometimes also referred to as Continental Depositary Receipts), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities and Global Depositary Receipts.


 fixed-income obligations of foreign governments, supranational entities and corporate debt obligations denominated in currencies other than U.S. dollars, rated B or better at the time of purchase by Moody's or S&P; and

 U.S. equity and debt securities rated, at the time of purchase, B or better by Moody's or S&P.

In addition, the Fund may enter into foreign currency transactions and may maintain reserves in foreign or U.S. money market instruments.

BILTMORE BALANCED FUND


The investment objective of the BALANCED FUND is to provide long-term growth of principal and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed, diversified portfolio of equity securities and debt securities. The Fund's investment approach, as related to equity securities, is to produce long-term growth of principal and income by investing in a diversified portfolio of common stocks. The Fund will seek undervalued stocks with improving prospects in an attempt to capture both growth and value opportunities. With regard to debt securities, the Fund's investment approach will be to maximize total return (which consists of capital appreciation and income) available from a diversified portfolio of fixed income securities while providing relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).


Acceptable investments include but are not limited to:

 common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in the over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

 convertible securities;

 investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in Non-ADRs. (See "Securities of Foreign Issuers.");


 domestic issues of corporate debt obligations (including convertible bonds) rated, at the time of purchase, A or better by S&P or Moody's or, if not rated, are determined by the Fund's investment adviser to be of comparable quality;


 mortgage-backed and asset-backed securities;


 commercial paper rated not less than A-1 by S&P or Prime-1 by Moody's, and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality; and


 time and savings deposits (including certificates of deposit) in commercial or savings banks.

BILTMORE FIXED INCOME FUND

The investment objective of the FIXED INCOME FUND is to seek a high level of total return. As a secondary investment objective, the Fund will attempt to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top three investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.

Acceptable investments include:


 domestic issues of corporate debt obligations, including demand master notes rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;


 convertible securities;

 mortgage-backed and asset-backed securities;


 commercial paper that at the time of purchase is rated not less than Prime-1 or A-1, by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and


 time and savings deposits (including certificates of deposit) in commercial or savings banks.

BILTMORE SHORT-TERM FIXED INCOME FUND

The investment objective of the SHORT-TERM FIXED INCOME FUND is to produce a high level of current income with a minimum of principal volatility. The Fund pursues its investment objective by investing primarily in a diversified portfolio of short-term, high-grade, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in such securities. The Fund will maintain an average dollar-weighted maturity of between one to three years. Otherwise, the Fund may invest in the acceptable investments listed under "BILTMORE FIXED INCOME FUND" above.


ADDITIONAL ACCEPTABLE INVESTMENTS
In addition to the acceptable investments discussed above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, warrants, demand master notes and engage in when-issued and delayed delivery transactions. The Funds may also engage in put and call options, futures, and options on futures for hedging purposes.

---------------------------------------------------------
---------------------------------------------------------
                          THE BILTMORE MUNICIPAL FUNDS

BILTMORE GEORGIA MUNICIPAL BOND FUND
The investment objective of the GEORGIA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").

BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
The investment objective of the NORTH CAROLINA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina ("North Carolina Municipal Securities").

BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
The investment objective of the SOUTH CAROLINA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes ("South Carolina Municipal Securities").

The Funds' investment advisers may consider the potential for capital appreciation in the selection of portfolio investments for each of THE BILTMORE MUNICIPAL FUNDS.

ACCEPTABLE INVESTMENTS
The Funds invest primarily in Georgia Municipal Securities, North Carolina Municipal Securities, and South Carolina Municipal Securities, respectively (collectively, "State Municipal Securities"). These securities are:

 obligations, including industrial development bonds, issued on behalf of the states of Georgia, North Carolina, and South Carolina, respectively, and their respective political subdivisions or agencies;

 obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

 participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment advisers to the Funds, exempt from both federal regular income tax and the personal income tax imposed by the states of Georgia, North Carolina, and South Carolina, respectively. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

STATE MUNICIPAL SECURITIES
State Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. State Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.

Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.


Characteristics. State Municipal Securities are subject to one or more of the following quality standards:



 rated A or above by Moody's or S&P at time of purchase;

 insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;
 secured by an irrevocable escrow of direct obligations of the U.S. government;
 or

 unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.


(A description of the rating categories is contained in the Appendix to the Funds' Statement of Additional Information).


---------------------------------------------------------
---------------------------------------------------------
                             PORTFOLIO INVESTMENTS
                                 AND STRATEGIES

INVESTMENT CONSIDERATIONS

Equity Investments. As with other mutual funds that invest in equity securities, the EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND and BALANCED FUND are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.


Because the SPECIAL VALUES FUND invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


Securities Of Foreign Issuers. THE EQUITY FUND, QUANTITATIVE EQUITY FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, and BALANCED FUND may invest in the securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, a Fund will not invest in the securities of a foreign issuer if any risk identified above appears to a Fund's investment adviser to be substantial.

Securities In Emerging Markets. Investing in the EMERGING MARKETS FUND entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the EMERGING MARKETS FUND should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the EMERGING MARKETS FUND does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

These risks include a possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investment in securities of issuers in foreign nations.


(Please refer to the Statement of Additional Information for an expanded discussion of sovereign debt obligations.) In addition, there is often less publicly available information about foreign issuers than those in the United States. Emerging market companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the EMERGING MARKETS FUND may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.



Because the EMERGING MARKETS FUND'S securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversion between currencies. A change in the value of a foreign currency against the U.S. dollar will result in corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes will also affect the Fund's income and distributions to shareholders. The Fund may be affected, either favorably or unfavorably, by the fluctuations in the relative rates of exchange between the currencies of different nations, and the Fund therefore may engage in certain hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the investment adviser's ability to predict movements in exchange rates, and imperfect movements between exchange rates and currency hedges.


Brokerage commissions, fees for custodial services, and other costs relating to investments in emerging market countries are generally greater than in the United States. Such markets have different clearance and settlement procedures, and in certain markets, there have been occasions when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to effect certain transactions. The inability of the EMERGING MARKETS FUND to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in either losses to the Fund, if the value of the portfolio security subsequently declines, or, if the Fund has entered into a contract to sell the security, could result in possible claims against the Fund.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of the countries in which the Fund may invest also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have an adverse impact on the Fund. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Investments In Debt Obligations. The market value of debt obligations, and therefore a Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Fund's investment adviser. In the debt market, prices generally move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations. Although debt obligations with longer maturities offer potentially greater returns, they will generally experience the greatest market price changes. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. The Fund's investment adviser will attempt to minimize the fluctuation of each Fund's net asset value by predicting the direction of interest rates; however, the investment adviser could be incorrect in its expectations about the direction and the extent of these market factors.


Investments In Lower-Rated Debt Obligations. From time to time, a portion of the EMERGING MARKETS FUND'S and the SPECIAL VALUES FUND'S portfolios may consist of lower-rated debt obligations (i.e., rated below BBB by S&P or Baa by Moody's) which are commonly referred to as "junk bonds." The Funds will not invest more than 35% of its total assets in such securities. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the EMERGING MARKETS FUND and the SPECIAL VALUES FUND.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the EMERGING MARKETS FUND owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Municipal Security Investments. Yields on State Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the respective state or its municipalities could impact a Fund's portfolio. A municipal bond fund's concentration in securities issued by a specific state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. A state's dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends.

(Please refer to the Funds' Statement of Additional Information for an expanded discussion of Georgia, North Carolina, or South Carolina investment risks, as appropriate.)

The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of State Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in State Municipal Securities which meet the Fund's quality standards may not be possible if the state or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of State Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

INVESTMENT PROCESSES

Quantitative Equity Fund. To select stocks for the QUANTITATIVE EQUITY FUND, the Fund's sub-adviser initially identifies a broad universe of approximately 900 common stocks. The sub-adviser utilizes four criteria when determining what common stocks will be included in the Fund's universe: each stock must be highly capitalized, each stock must be traded on the New York or American Stock Exchange or in the over-the-counter markets, each stock must be among the most liquid and highly traded stocks on its respective exchange, and each stock must be actively followed by a minimum of three industry analysts.

The Fund's sub-adviser then screens the stocks in the universe, using a quantitative computer valuation model, to evaluate the relative attractiveness of each stock. The sub-adviser's model focuses on two measurement factors: the relative value of the stocks (including their present and historical price-to-earnings and market price-to-book value ratios, and the present value of each stock's projected dividend income) and the stock's growth prospects and earnings momentum (including changes, over time, in analysts' earning forecasts, and positive or negative surprises in reported earnings). The Fund's sub-adviser will vary the importance placed on each factor, depending on market trends.


Using the valuation model described above, the Fund's investment adviser then ranks each stock in the universe by decile. The stocks are classified by industry group, based on industry categories and weightings found in the S&P 500 Index. In managing the Fund, the investment adviser continuously monitors the rankings of the stocks in the universe and employs an active selling discipline, replacing less attractive stocks (as determined by the valuation model) with more attractive stocks to maintain a high average rank for the portfolio. In maintaining the diversification of the portfolio, the investment adviser gives consideration to the industry weightings found in the Index.


Although the QUANTITATIVE EQUITY FUND intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the Index, the Fund will not limit its investments solely to stocks represented in the Index. By investing in those common stocks that are included in the universe described above (a large number of which are not included in the Index), the Fund will seek to provide a higher rate of total return than the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index.

Equity Index Fund. The EQUITY INDEX FUND is managed passively, in the sense that the traditional management functions of economic, financial, and market analysis are limited to the extent that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the Index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index.

On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the EQUITY INDEX FUND'S portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.



Since the EQUITY INDEX FUND will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund, discussed herein, will account for the difference between the performances of the Fund and the Index.


In order to accommodate cash flows and maintain adequate liquidity to meet redemption requests, the Fund may enter into stock index futures contracts, options, options on futures contracts, and index participation interests. This will allow the Fund to simultaneously maximize the level of the Fund assets that are tracking the performance of the S&P 500 Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

     S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. THE QUANTITATIVE EQUITY and EQUITY INDEX FUNDS utilize the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

     The Index is an unmanaged, statistical measure of stock market performance. As such, it does not reflect the actual cost of investing in common stocks. By contrast, the QUANTITATIVE EQUITY and EQUITY INDEX FUNDS incur the normal costs of a mutual fund, including brokerage and execution costs, advisory fees, and administrative and custodial costs and expenses. S&P selects the common stocks to be included in the Index solely on a statistical basis. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by, or affiliated with, S&P.


Emerging Markets Fund. The investment adviser will consider the following securities as permissable investments for the EMERGING MARKETS FUND: (i) securities of companies the principal securities trading market for which is an emerging market country; (ii) securities, traded in any market, of companies or issuers that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries; or (iii) securities of companies organized under the laws of, and with a principal office in, an emerging market country. In selecting equity securities for the EMERGING MARKETS FUND, the investment adviser focuses on a broad diversification of emerging market countries. Initially, the adviser identifies those emerging market countries that, in the investment adviser's judgment, have made, or are currently making, progress toward improving their economies and market environments through financial and/or political reform, and which are likely to produce premium returns. Second, the investment adviser then uses a disciplined allocation process to classify the emerging market countries that it has identified into one of two categories (or "Tiers"). The first, Tier 1, is comprised of the most established and liquid of emerging market countries. The second, Tier 2, represents those emerging market countries which are less established, smaller, and less liquid than those in Tier 1. Examples of countries classified in Tier 1 are Argentina, Brazil, Mexico and Thailand; examples of countries which are classified in Tier 2 include Colombia, the Philippines, Greece, Peru and Portugal.



In constructing the EMERGING MARKETS FUND'S investment portfolio, the investment adviser normally gives the Tier 1 emerging market countries a greater weighting than is afforded to the Tier 2 emerging market countries. Within each Tier, each emerging market country is equally weighted and then its weight is adjusted to reflect the investment adviser's investment judgments regarding the particular country. The investment adviser will consider economic factors, political conditions and currency and market valuation levels, in deciding upon which emerging market countries to include in the portfolio and how those countries should be classified and weighted.



The number of emerging market countries represented in the EMERGING MARKETS FUND'S portfolio will vary over time. It is the investment adviser's intention that the Fund remain broadly diversified across many emerging market countries, companies, and geographic regions. Under normal market conditions, the investment adviser expects to invest in the securities of issuers located in a minimum of six different emerging market countries, with up to 25% of the Fund's total assets invested in any one country.



In selecting securities in each emerging market country for purchase by the EMERGING MARKETS FUND, the investment adviser will focus on the most prominent and largest capitalized companies. The investment adviser will seek to construct the Fund's investment portfolio in a manner that maintains adequate liquidity for trading purposes, and will attempt to utilize the low historical correlation of returns among emerging market countries to moderate the portfolio's volatility, wherever feasible.


Fixed Income Funds. The FIXED INCOME FUND'S and the SHORT-TERM FIXED INCOME FUND'S investment adviser does not select securities purely to maximize the current yield of the Funds. The Funds' investment adviser attempts to manage the Funds' total performance, which includes both changes in principal value of the Funds' portfolios and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. When the Funds' investment adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Funds' portfolios. When, in the investment adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Funds' portfolios. Further, the Funds' investment adviser attempts to improve the Funds' total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Funds' portfolios in this manner, the Funds' investment adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

PORTFOLIO INVESTMENTS


Corporate Debt Obligations. The Funds (except the EQUITY INDEX FUND and THE BILTMORE MUNICIPAL FUNDS) may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations have the requisite ratings as described above. However, if a security loses its rating or has its rating reduced, the Fund is not required to drop the security from its portfolio, but may consider doing so.


Fixed Rate Corporate Debt Obligations. The Funds may invest in fixed rate corporate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

Floating Rate Corporate Debt Obligations. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. An example of floating and fixed rate corporate debt obligations in which a Fund can invest include Yankee bonds, which are U.S. dollar-denominated bonds issued in the United States by foreign banks or corporations.

Some of the floating rate corporate debt obligations in which the FIXED INCOME FUND may invest include floating rate corporate debt securities issued by savings associations collateralized by adjustable rate mortgage loans, also known as collateralized thrift notes. Many of these collateralized thrift notes have received AAA ratings from NRSROs. Collateralized thrift notes differ from traditional "pass-through" certificates in which payments made are linked to monthly payments made by individual borrowers net of any fees paid to the issuer or guarantor of such securities.

Convertible Securities. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
Put And Call Options. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may purchase put options on their portfolio securities. These options will be used only as a hedge to attempt to protect securities which a Fund holds against decreases in value. A Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio. A Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. The writing of calls by a Fund is intended to generate income for a Fund and thereby protect against price movements in particular securities in a Fund's portfolio.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. These instruments may not be available with regard to the securities of certain emerging markets in which the EMERGING MARKETS FUND may invest.

The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of a Fund's portfolio securities as well as the investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause a Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, a Fund may be unable to anticipate the extent of its losses from futures transactions. These instruments may not be available with regard to the securities of certain emerging markets in which the EMERGING MARKETS FUND may invest.

Stock Index Futures And Options. The EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, and BALANCED FUND may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of a Fund's total assets. Also, a Fund will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions (and, in the case of the SPECIAL VALUES FUND and EMERGING MARKETS FUND, margin deposits on open positions). These futures contracts and options will be used to handle cash flows into and out of a Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investment in stocks. The Funds will not enter into these transactions for speculative purposes.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Funds plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Forward Foreign Currency Exchange Contracts. The EMERGING MARKETS FUND may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the forward contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The EMERGING MARKETS FUND may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interest of the Fund will be served. The Fund will only enter into forward contracts for hedging purposes and will not enter into forward contracts in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)
Index Participation Contracts. The EQUITY INDEX FUND may participate in the purchasing and selling of index participation contracts based on the S&P 500 Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an Index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the EQUITY INDEX FUND'S investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to accommodate cash flows and maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the S&P 500 Index.


Mortgage-Backed Securities. The EMERGING MARKETS FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which a Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

A Fund will only invest in CMOs which are rated AAA by an NRSRO or are of comparable quality as determined by a Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.
Real Estate Mortgage Investment Conduits. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.


Stripped Mortgage-Backed Securities. Some of the mortgage-related securities purchased by the BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by a Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result if a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the investment adviser intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.


Asset-Backed Securities. The BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. A Fund may invest in asset-backed securities rated A or higher at the time of purchase by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, a Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


U.S. Government Obligations. The U.S. government obligations in which the Funds invest are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


 direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

 and notes, bonds and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives;


 Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association; and


 Student Loan Marketing Association.

Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

 the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

 the credit of the agency or instrumentality.

Some of the short-term U.S. government securities the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Demand Master Notes. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many demand master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Temporary Investments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the EQUITY FUND, QUANTITATIVE EQUITY FUND, SPECIAL VALUES FUND, and EMERGING MARKETS FUND may invest in:

 certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, and other instruments of domestic and foreign banks and savings and loans, which institutions have capital, surplus, and undivided profits over $100 million, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF"), or by the Savings Association Insurance Fund ("SAIF"), both of which are administered by the FDIC; and

 commercial paper (including Canadian Commercial Paper and Europaper) rated A-1 or better by S&P or Prime-1 by Moody's, or, if unrated, of comparable quality as determined by the Funds' investment adviser.


THE BILTMORE MUNICIPAL FUNDS may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, each Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to Georgia or North Carolina state income taxes.

Restricted And Illiquid Securities. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, a Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, a Fund intends not to subject such paper to the limitation applicable to restricted securities.

Repurchase Agreements. The U.S. government securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities.

Demand Features. The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide a Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks or other institutions which a Fund's investment adviser has determined are creditworthy under guidelines established by the Trustees and in which a Fund will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Investing In Securities Of Other Investment Companies. A Fund may invest in the securities of other investment companies. Unless otherwise permitted by action of the SEC, a Fund may not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. A Fund will invest in other open-end investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, such as advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.



Ratings. If a security loses its rating or has its rating reduced after a Fund purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, a Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund. A description of rating categories is contained in the Appendix to the Statement of Additional Information.


Municipal Leases. THE BILTMORE MUNICIPAL FUNDS may invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests would give the Funds undivided interests in State Municipal Securities. The financial institutions from which a Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which a Fund's investment adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the State Municipal Securities which the Funds purchase may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by a Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for a Fund. The Fund's investment adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by a Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

MUNICIPAL BOND INSURANCE


The GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the "Policy" or "Policies").



THE BILTMORE MUNICIPAL FUNDS will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet a Fund's quality standards. A Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Georgia Municipal Bond Fund's and South Carolina Municipal Bond Fund's investment advisers anticipate that between 30% and 60% of each Fund's net assets will be invested in municipal securities which are insured. The North Carolina Municipal Bond Fund's investment adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities which are insured.



Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund. (Please refer to the Funds' Statement of Additional Information for more information.)


NON-DIVERSIFICATION
THE BILTMORE MUNICIPAL FUNDS is comprised of three non-diversified Funds. As such, there is no limit on the percentage of assets which can be invested by a Fund in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. A Fund may purchase an issue of municipal securities in its entirety.
The Funds intend to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of a Fund's total assets shall not exceed 50% of the value of its total assets.

DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

---------------------------------------------------------
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                             INVESTMENT LIMITATIONS

BORROWING MONEY

The EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge, mortgage, or hypothecate up to 15% of the value of those assets to secure such borrowings. The GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND will not borrow money or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

DIVERSIFICATION

With respect to 75% of the value of its total assets, the EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

In addition to the above limitations, The SOUTH CAROLINA MUNICIPAL BOND FUND will not:

 invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor; or

 own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations described in this prospectus, and, not exceeding 10% of its net assets.
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                               TRUST INFORMATION

MANAGEMENT OF THE TRUSTS

Board Of Trustees. The Trustees are responsible for managing the business affairs of the Trusts and for exercising the Trusts' powers except those reserved for the shareholders.

Investment Advisers. Pursuant to investment advisory contracts with the Trusts on behalf of the Funds, and subject to direction by the Trustees, investment decisions for THE BILTMORE FUNDS are made by Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., and investment decisions for GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND are made by Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., and Wachovia Bank of South Carolina, N.A., respectively, (each the "Adviser" and, together, the "Advisers") subject to direction by the Trustees. The Advisers continually conduct investment research and supervision of investments for the Funds and are responsible for the purchase and sale of portfolio instruments, for which they receive annual fees from the assets of the Funds.


Sub-Adviser. The QUANTITATIVE EQUITY FUND is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the Funds' Adviser and Twin Capital Management, Inc. ("Twin Capital" or the "Sub-Adviser"), Twin Capital furnishes certain investment advisory services to Wachovia Asset Management, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000, payable by Wachovia Asset Management, in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to Wachovia Asset Management. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions, and pension and profit-sharing plans. As of December 31, 1996, Twin Capital furnished services, substantially similar to the services it provides to the Adviser, to other accounts with assets in excess of $1.8 billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.


    Advisory Fees. The Advisers are entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets as follows: 0.30 of 1% of EQUITY INDEX FUND; 0.55 of 1% of SHORT-TERM FIXED INCOME FUND; 0.60 of 1% of FIXED INCOME FUND; 0.70 of 1% of EQUITY FUND, QUANTITATIVE EQUITY FUND, and BALANCED FUND; 0.75 of 1% of GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND; 0.80 of 1% of SPECIAL VALUES FUND; and 1.00% of EMERGING MARKETS FUND. These fees are accrued daily and paid monthly. The fees paid by THE BILTMORE MUNICIPAL FUNDS, SPECIAL VALUES FUND and EMERGING MARKETS FUND, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar policies and objectives. The Advisers may voluntarily choose to waive a portion of their fees or reimburse a Fund for certain expenses but reserve the right to terminate such waiver or reimbursement at any time at their sole discretion.


Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Advisers or their affiliates. If, however, such accounts, the Funds, or the Advisers for their own accounts, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the position they obtain.

Advisers' Background. Wachovia Asset Management has served as investment adviser to THE BILTMORE FUNDS since March 9, 1992. Wachovia Asset Management is a business unit of Wachovia Bank of North Carolina, N.A. which, along with Wachovia Bank of South Carolina, N.A. and Wachovia Bank of Georgia, N.A., is a wholly-owned subsidiary of Wachovia Corporation. Wachovia Bank of South Carolina, N.A. has served as investment adviser for the SOUTH CAROLINA MUNICIPAL BOND FUND since August 5, 1990. Wachovia Bank of North Carolina, N.A. and Wachovia Bank of Georgia, N.A. have served as investment advisers to the NORTH CAROLINA MUNICIPAL BOND FUND and GEORGIA MUNICIPAL BOND FUND, respectively, since their inception in December 1994.

Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses. The Wachovia Banks offer financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.


The Advisers employ an experienced staff of professional investment analysts, portfolio managers and traders. The Advisers use fundamental analysis and other investment management disciplines to identify investment opportunities. The Wachovia Banks have been managing trust assets for over 100 years, with over $23 billion in managed assets as of December 31, 1996. As part of their regular banking operations, the Wachovia Banks may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of the Wachovia Banks. The lending relationship will not be a factor in the selection of securities.



Jerry D. Burton is a Vice President of Wachovia Asset Management. He is a portfolio manager of the QUANTITATIVE EQUITY FUND. Mr. Burton received a bachelors degree from Clemson University and an MBA from the College of William and Mary. He is a Chartered Financial Analyst.



Daniel S. Earthman is a Chartered Financial Analyst and is a Senior Vice President and portfolio manager of the BALANCED FUND. Mr. Earthman joined Wachovia Bank of North Carolina, N.A. in 1988 as an institutional portfolio manager. Prior to joining the Wachovia Bank of North Carolina, N.A., he was a vice president and investment manager with Richland Asset Management in Nashville, and an assistant vice president and portfolio manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.



Samuel M. Gibbs, II is the portfolio manager of the SHORT-TERM FIXED INCOME FUND and is Senior Vice President and Manager of Fixed Income Investments for Wachovia Asset Management. Mr. Gibbs joined Wachovia Bank of North Carolina, N.A. in 1969 as a portfolio manager. He became a bond trader and fixed-income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.



Alfred R. Guenthner is Senior Vice President and Manager of Research for Wachovia Asset Management and is a portfolio manager of the BALANCED FUND. Mr. Guenthner joined Wachovia Bank of North Carolina, N.A. in 1972 as an economist and became senior economist in 1978. From 1978 to 1982, he was the fixed income strategist for Wachovia Asset Management. Mr. Guenthner is a graduate of Concord College and is completing a dissertation for a doctorate degree in economics from the University of Georgia. He is a member of the North Carolina Society of Financial Analysts and the United Shareholders Association. Mr. Guenthner is a former president of the North Carolina Association of Business Economists.



John F. Hageman is a Chartered Financial Analyst and is a Senior Vice President and Institutional Portfolio Manager. He is a portfolio manager of the EQUITY FUND. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank of North Carolina, N.A. in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman is a graduate of Wabash College with a bachelor's degree in political science.



Paige C. Henderson is a Vice President of Wachovia Asset Management. Ms. Henderson is an equity analyst in the Investment Asset Group and a portfolio manager of the EMERGING MARKETS FUND. Ms. Henderson joined Wachovia Bank of North Carolina, N.A. in 1991 as an equity analyst. Ms. Henderson received a Bachelor of Science in Business Administration in 1986 and an MBA from the University of North Carolina at Chapel Hill in 1991. Ms. Henderson is a Chartered Financial Analyst and a Certified Public Accountant.



F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of Wachovia Bank of North Carolina, N.A. Mr. King is a portfolio manager of the EQUITY FUND. He serves as manager of institutional portfolio management for Wachovia Asset Management. Mr. King joined Wachovia Bank of North Carolina, N.A. in 1985 as a securities analyst and assumed his current position in 1991. He has both bachelor and master of science degrees from North Carolina State University.



George E. McCall is a Certified Financial Planner and Vice President of Wachovia Asset Management. He is a portfolio manager of the QUANTITATIVE EQUITY FUND. He is a graduate of Presbyterian College and received his MBA from the University of South Carolina.



Michael O. Mercer is Senior Vice President, Wachovia Bank of North Carolina, N.A., and, in addition to being a portfolio manager of the EQUITY FUND, manages the Wachovia Equity Investment Fund and other large institutional accounts. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University. Mr. Mercer is a Chartered Financial Analyst and has been with Wachovia Bank of North Carolina, N.A. since 1983.


Harold (Rick) Nelson III is a Senior Vice President and fixed-income portfolio manager of Wachovia Asset Management in Atlanta. Mr. Nelson joined Wachovia in June, 1985 as a fixed income portfolio manager. He became a portfolio manager of the BALANCED FUND in May, 1996. Mr. Nelson is a native of Mountainside, New Jersey. He received a bachelor of science degree in Management from St. Francis College and an MBA in Finance at Mercer University in 1990.


Michael Peters is the portfolio manager of THE BILTMORE MUNICIPAL FUNDS. Mr. Peters has been portfolio manager of SOUTH CAROLINA MUNICIPAL BOND FUND since 1993. Mr. Peters has been portfolio manager of GEORGIA MUNICIPAL BOND FUND and NORTH CAROLINA MUNICIPAL BOND FUND since those Funds' inceptions in December 1994. Mr. Peters is a Vice President of Wachovia Bank of South Carolina N.A., Wachovia Bank of North Carolina, N.A. and Wachovia Bank of Georgia, N.A. Mr. Peters was employed with Nations Bank from 1990 to 1993. Mr. Peters received his MBA from Indiana University and is a Chartered Financial Analyst.



R. Emery Pike is a Chartered Financial Analyst and Vice President of Wachovia Asset Management. He is the portfolio manager of the FIXED INCOME FUND. He holds both a bachelors degree and an MBA from Wake Forest University.



B. Scott Sadler is a portfolio manager of the EMERGING MARKETS FUND. He is a Vice President of Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelor's degree in economics. Mr. Sadler is a Chartered Financial Analyst.



Scott C. Satterwhite is the portfolio manager of the SPECIAL VALUES FUND and is a portfolio manager of the EQUITY FUND. Mr. Satterwhite is a Chartered Financial Analyst and Senior Vice President and Manager of Personal Trust Portfolio Management in Georgia for the Personal Financial Services Group. Mr. Satterwhite joined Wachovia Bank of North Carolina, N.A. in 1981 and has held positions as a closely-held business analyst and capital management counselor. Mr. Satterwhite has a bachelor's degree from the University of the South and an MBA from Tulane University.



Timothy L. Swanson is a Vice President of Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1991. Mr. Swanson is a portfolio manager of the EMERGING MARKETS FUND. Mr. Swanson is a graduate of Wake Forest University with a bachelor's degree in mathematical economics, and of the University of Rochester with a master's degree in economics. Mr. Swanson is a Chartered Financial Analyst.



Michael J. Tierney is an Executive Vice President of Wachovia Bank of North Carolina, N.A. and Chief Investment Officer with Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1981. Mr. Tierney is a portfolio manager of the EMERGING MARKETS FUND. Mr. Tierney is a graduate of the University of Connecticut, and has more than 25 years of experience managing equity and fixed income investments.



Joseph H. Waterfill is a Senior Vice President of Wachovia Asset Management. Mr. Waterfill is the portfolio manager of the BALANCED FUND, EQUITY FUND, and the QUANTITATIVE EQUITY FUND. He joined Wachovia in 1976 as an employee benefit portfolio manager. He was elected Senior Vice President in 1990. Mr. Waterfill received a bachelor of science degree from the U.S. Naval Academy in 1963 and an MBA from Vanderbilt University in 1973.


DISTRIBUTION OF SHARES
Federated Securities Corp., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan. Class B Shares of the EQUITY FUND, the QUANITATIVE EQUITY FUND, the BALANCED FUND, and the FIXED INCOME FUND have adopted a plan for distribution of Class B Shares permitted by Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), whereby each of these Funds have authorized a daily expense ("Rule 12b-1 fee") at an annual rate of up to 0.75 of 1% of the average daily net asset value of that Fund's Class B Shares to finance the sale of Class B Shares.

The distributor may pay all or a portion of the Rule 12b-1 fee to compensate selected brokers and financial institutions for selling Class B Shares or for administrative services rendered in connection with the Class B Shares.

The Funds make no payments in connection with the sale of Class B Shares other than the Rule 12b-1 fees paid to the distributor. The distributor, however, may pay a sales commission to brokers in connection with the sale of Class B Shares. Except as set forth in the next paragraph, the Funds do not pay for unreimbursed expenses of the distributor. Since the Funds' Plan is a "compensation" type plan, however, future Rule 12b-1 fees may permit recovery of such amounts or may result in a profit to the distributor.

The distributor may sell, assign or pledge its right to receive Rule 12b-1 fees and contingent deferred sales charges to finance payments made to brokers in connection with the sale of Class B Shares. Actual distribution expenses for Class B Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to contingent deferred sales charges. These unrecovered amounts, plus interest thereon, will be carried forward and paid from future Rule 12b-1 fees and payments received through contingent deferred sales charges. If a Plan were terminated or not continued, the Funds would not be contractually obligated to pay for any expenses not previously reimbursed by the Funds or recovered through contingent deferred sales charges.

Federated Securities Corp., from time to time, may pay brokers additional sums of cash or promotional incentives based upon the amount of Class B Shares sold. Such payments, if made, will be in addition to amounts paid under the Plans and will not be an expense of the Funds.

ADMINISTRATIVE ARRANGEMENTS
The distributor may pay financial institutions and other financial service providers such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers a fee based upon the average net asset value of shares of their customers for providing administrative services to the Funds. This fee, if paid, will be reimbursed by the Advisers or their affiliates and not the Funds.

SHAREHOLDER SERVICING ARRANGEMENTS

Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is shareholder servicing agent (the "Shareholder Servicing Agent") for Class A Shares of each Fund and for the EQUITY FUND, the QUANITATIVE EQUITY FUND, the BALANCED FUND, and the FIXED INCOME FUND Class B Shares. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be computed at an annual rate equal to 0.25 of 1% of each Class' average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.


ADMINISTRATION OF THE FUNDS

Federated Administrative Services also provides the Funds with the administrative personnel and services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:

                 AVERAGE AGGREGATE DAILY NET
   MAXIMUM      ASSETS OF THE BILTMORE FUNDS
ADMINISTRATIVE   AND THE BILTMORE MUNICIPAL
     FEE                    FUNDS
   .15 of 1%      on the first $250 million
  .125 of 1%      on the next $250 million
   .10 of 1%      on the next $250 million
  .075 of 1%      on assets in excess of $750 million




The administrative fee received during any fiscal year shall aggregate at least $75,000 for each portfolio of THE BILTMORE FUNDS and at least $50,000 for each portfolio of THE BILTMORE MUNICIPAL FUNDS. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.


EXPENSES OF THE FUNDS AND CLASS A SHARES
AND CLASS B SHARES
Holders of Class A Shares and Class B Shares pay their allocable portion of Trust and respective Fund expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; the cost of registering the Trust; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Shares pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and Shares of that Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.



The Funds' expenses under the Rule 12b-1 Plans are incurred solely by the Class B Shares. In addition, the Funds' expenses under a shareholder services plan are incurred by the Class A Shares and Class B Shares. The Trustees reserve the right to allocate certain other expenses to Classes of Shares as they deem appropriate ("Class Expenses"). These Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares of a Class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a Class; registration fees paid to the Securities and Exchange Commission and to state securities commissions for shares of a Class; expenses related to administrative personnel and services as required to support holders of shares of a Class; legal fees relating solely to a Class; and Trustees fees incurred as a result of issues relating solely to a Class.


BROKERAGE TRANSACTIONS
The Funds may engage in brokerage transactions. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisers look for prompt execution of the order at a favorable price. In working with dealers, the Advisers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisers may give consideration to those firms which have sold or are selling shares of the Funds. The Advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

---------------------------------------------------------
---------------------------------------------------------
                                NET ASSET VALUE

Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value of Class A Shares and Class B Shares of a Fund may differ slightly from that of Class Y Shares of the same Fund due to the variability in daily net income resulting from different distribution charges and shareholder services fees. The net asset value for each Fund will fluctuate for all three classes.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

---------------------------------------------------------
---------------------------------------------------------
                             INVESTING IN THE FUNDS

SHARE PURCHASES
Fund Shares are sold on days on which Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased through the Trust Divisions of the Wachovia Banks, Wachovia Investments, Inc. or authorized broker/dealers that have a sales agreement with the distributor. All purchase orders must be transmitted to a Fund by 5:00 p.m. (Eastern time) and will be purchased at the public offering price next determined after a Fund receives the purchase request. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. Each Fund and the distributor reserve the right to reject any purchase request.

Through The Trust Divisions Of The Wachovia Banks. Trust customers of the Wachovia Banks may purchase Shares of a Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made by check, by wire of federal funds, or by debiting a customer's account with a Wachovia Bank. Purchase orders must normally be received by Wachovia Bank by 3:00 p.m. (Eastern time), in order for Shares to be purchased at that day's price. It is the responsibility of the Wachovia Banks to transmit orders promptly to the Fund.

Through Wachovia Investments, Inc. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase Shares by telephoning The Biltmore Service Center at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and member of the National Association of Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc. Shares may also be purchased through authorized broker/dealers that have a sales agreement with the distributor. All purchase orders must normally be received by Wachovia Investments, Inc. before 3:30 p.m. (Eastern time) in order for Shares to be purchased at that day's offering price.

     By Mail. To purchase Shares of a Fund through Wachovia Investments, Inc. by mail, send a check made payable to (Name of Fund) to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in Shares of THE BILTMORE FUNDS is $250, and $500 for THE BILTMORE MUNICIPAL FUNDS. Subsequent investments in THE BILTMORE FUNDS must be in amounts of at least $50, and for the THE BILTMORE MUNICIPAL FUNDS, subsequent investments must be in amounts of at least $100. Minimum initial investments may be waived from time to time for purchases by Trust Divisions of the Wachovia Banks for their fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

WHAT SHARES COST
This prospectus offers investors two classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.


Class A Shares. Most investors who purchase Class A Shares pay a maximum sales charge of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed. Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing the Initial Sales Charge." Class A Shares have no conversion feature.


Class A Shares of all Funds except the SHORT-TERM FIXED INCOME FUND are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                 SALES LOAD AS
                                 A PERCENTAGE   SALES LOAD AS
                                   OF PUBLIC    A PERCENTAGE
                                   OFFERING     OF NET AMOUNT
AMOUNT OF TRANSACTION                PRICE        INVESTED
Less than $100,000                     4.50%          4.71%
$100,000 but less than $250,000        3.75%          3.90%
$250,000 but less than $500,000        2.50%          2.56%
$500,000 but less than $750,00         2.00%          2.04%
$750,000 but less than $1
million                                1.00%          1.01%
$1 million or more                     0.25%          0.25%


Shares of the SHORT-TERM FIXED INCOME FUND are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                 SALES LOAD AS
                                 A PERCENTAGE   SALES LOAD AS
                                   OF PUBLIC    A PERCENTAGE
                                   OFFERING     OF NET AMOUNT
AMOUNT OF TRANSACTION                PRICE        INVESTED
Less than $100,000                     2.50%          2.56%
$100,000 but less than $250,000        1.75%          1.78%
$250,000 but less than $500,000        1.25%          1.27%
$500,000 but less than $750,000        0.75%          0.76%
$750,000 but less than $1
million                                0.50%          0.50%
$1 million or more                     0.25%          0.25%



Purchases At Net Asset Value. Class A Shares of a Fund may be purchased at net asset value, without an initial sales charge, by investment advisers registered under the Investment Advisers Act of 1940, purchasing on behalf of their clients, by the Wachovia Banks or affiliates for funds which are held in a fiduciary, advisory, agency, custodial, or similar capacity, and for which the Wachovia Banks, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and retired employees of a Fund, the Wachovia Banks, the spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons. Purchases made by or through qualified retirement plans (each a "Delaware/Wachovia Qualified Retirement Plan" or "Plan") which have in excess of an aggregate investment of $1 million in certain Delaware Group Funds ("Eligible Delaware Funds") and any portfolios of THE BILTMORE FUNDS that are available through that Plan ("Eligible Biltmore Funds" together, the "Eligible Funds") will be made at net asset value, without the imposition of the sales charge otherwise provided in the table above. No sales charge is imposed on Class A Shares purchased through "wrap accounts" or similar programs under which clients pay a fee for services. In addition, trustees, officers, directors and employees of the distributor and its affiliates, and any bank or investment dealer who has a sales agreement with the distributor may also purchase shares at their net asset value.


Reducing the Initial Sales Charge. The initial sales charge can be reduced on the purchase of shares of a Fund through:

 quantity discounts and accumulated purchases;
 signing a 13-month letter of intent;
 using the reinvestment privilege; or
 concurrent purchases.

Quantity Discounts And Accumulated Purchases. As shown in the table above, larger purchases reduce the sales charge paid. Funds will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

A Fund may also consider the previous purchases still invested in any of THE BILTMORE FUNDS or THE BILTMORE MUNICIPAL FUNDS if an additional purchase is made. For example, if a shareholder already owns shares of the EQUITY FUND having a current value at the public offering price of $90,000 and then purchases $10,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc. or the distributor must be notified by the shareholder at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

Letter Of Intent. If a shareholder intends to purchase shares of the Funds equal in value to at least $100,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of a Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include all account balances in any Biltmore Fund toward the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.


Reinvestment Privilege. If shares in a Fund have been redeemed, the shareholder has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Wachovia Banks, Wachovia Investments, Inc. or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Fund shares. For example, if a shareholder concurrently invested $70,000 in one Fund, and $30,000 in another Fund, the sales charge would be reduced.

To receive this sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc. or the distributor must be notified at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.


Plan Right Of Accumulation. Purchases of the Eligible Biltmore Funds by a Delaware/Wachovia Qualified Retirement Plan will be aggregated with the current value of all shares of the Eligible Funds already held by, and being concurrently purchased by, the Plan in order to compute reduced sales charges. However, participants in a Delaware/Wachovia 401(k) Plan or any other employee benefit plan may not combine their holdings in, or purchases through, the Plan with Fund purchases made outside the Plan for the purpose of obtaining reduced sales charges.


Class B Shares. Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.00% if redeemed within seven full years following purchase. Class B Shares also bear a Rule 12b-1 fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but, until conversion, will have a higher expense ratio and pay lower dividends than Class A Shares due to the Rule 12b-1 fee.

Class B Shares are sold at net asset value per Share without the imposition of a sales charge at the time of purchase. Shares redeemed within seven years of their purchase will be subject to a contingent deferred sales charge according to the following schedule:

   YEAR OF REDEMPTION     CONTINGENT DEFERRED
     AFTER PURCHASE          SALES CHARGE
    First                         5%
    Second                        4%
    Third                         3%
    Fourth                        3%
    Fifth                         2%
    Sixth                         1%
    Seventh and thereafter        0%



No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (2) Shares acquired through reinvestment of dividends and capital gains, (3) Shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of any shareholder in the account, or (5) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan.


CONVERSION FEATURE

Class B Shares include all Shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight year period, Class B Shares will automatically convert to Class A Shares, in which case the Shares will no longer be subject to the Rule 12b-1 distribution fee which is assessed on Class B Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses.


For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund acount will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.


Sales Charge Reallowance. For Class A Shares and Class B Shares sold with an initial or contingent deferred sales charge, the Wachovia Banks or an affiliated broker/dealer will receive up to 100% of the applicable sales charge for purchases of Fund shares made directly through the Wachovia Banks or such broker/dealer. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. The sales charge for shares sold other than through Wachovia Investments, Inc., the Wachovia Banks or a registered broker/dealer will be retained by the distributor. However, the distributor, at its sole discretion, may uniformly offer to pay cash, or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling Shares of a Fund. Such payments will be predicated upon the amount of Shares of a Fund that are sold by the dealers.


SYSTEMATIC INVESTMENT PROGRAM

Shareholders in any of the Funds may participate in a Systematic Investment Program. Once a Fund account has been opened, shareholders in THE BILTMORE FUNDS and THE BILTMORE MUNCIPAL FUNDS may add to their investment on a regular basis in a minimum amount of $25. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by a Fund, plus , in the case of Class A Shares, the applicable sales charge. A shareholder may apply for participation in this program through Wachovia Banks, Wachovia Investments, Inc. or through the distributor.

CERTIFICATES AND CONFIRMATIONS
As the transfer agent, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to a Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder of record. Annual statements are sent to report dividends paid during the year for THE BILTMORE FUNDS, and monthly confirmations are sent to report dividends paid during that month for THE BILTMORE MUNICIPAL FUNDS.

SUBACCOUNTING SERVICES
Institutions are encouraged to open single master accounts; however, certain institutions may wish to use the Transfer Agent's subaccounting system to minimize their internal recordkeeping requirements. The Transfer Agent may charge a fee based on the level of subaccounting services rendered. Institutions holding Shares of a Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the EQUITY FUND, the QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND and the BALANCED FUND on the record date. Dividends are declared and paid monthly to all shareholders invested in the FIXED INCOME FUND and the SHORT-TERM FIXED INCOME FUND on the record date. Dividends are declared daily and paid monthly to all shareholders invested in THE BILTMORE MUNICIPAL FUNDS on the record date. Dividends are declared and paid annually to all shareholders of the EMERGING MARKETS FUND and SPECIAL VALUES FUND on the record date. Unless shareholders request cash payments by writing to a Fund, dividends are automatically reinvested in additional Shares of a Fund on the payment dates at the ex-dividend date net asset value without a sales charge.


Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the Custodian. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds.

Capital gains, when realized by a Fund, will be distributed at least once every 12 months.

---------------------------------------------------------
---------------------------------------------------------
                               EXCHANGE PRIVILEGE


Shareholders of the Funds have easy access to the other Funds comprising the Trusts through a telephone exchange program. Class A Shares and Class B Shares, respectively, of a Fund may be exchanged for Class A Shares and Class B Shares, respectively, of another Fund at net asset value without a sales charge (if a sales charge was previously paid). An exchange of Class B Shares for Class B Shares of another Biltmore Fund or for Investment Shares of the Biltmore U.S. Treasury Money Market Fund ("Money Fund") will not be subject to a contingent deferred sales charge. However, if the shareholder redeems the exchanged-for shares within seven years of the original purchase of Class B Shares, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange. The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. Prior to any exchange, a shareholder should review a copy of the current prospectus of the Fund into which an exchange is to be effected. Shareholders contemplating exchanges into THE BILTMORE MUNICIPAL FUNDS should consult their tax advisers, since the tax advantages of each Fund may vary.



Shareholders using this privilege must exchange Shares having a net asset value at least equal to the minimum investment of the Fund into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of Shares to be exchanged. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information or give instructions for exchange between Funds by calling the Fund, Wachovia Investments, Inc., or in the case of customers of the Wachovia Banks, the shareholder's account officer. Shares may be exchanged by telephone only between Fund accounts having identical shareholder registrations.



Shares of the Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Exchanges are made at net asset value, plus the difference between the sales charge already paid on the exchanged-from Fund's shares and any sales charge of the Fund into which the shares are to be exchanged, if higher. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds at net asset value.


Upon receipt of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


Exchange By Telephone. Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) for Shares to be exchanged the same day. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.



In addition to the exchange privilege described above, participants in a Delaware/Wachovia Qualified Retirement Plan are, with respect to the Plan, permitted to: (1) exchange all or part of their Class A Shares of other Eligible Delaware Funds, as well as Eligible Biltmore Funds, at net asset value; and (2) exchange all or part of their Eligible Biltmore Fund shares into Class A Shares of the Eligible Delaware Funds, at net asset value, without payment of a front-end sales charge. However, a participant in any Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).


---------------------------------------------------------
---------------------------------------------------------
                                REDEEMING SHARES

Each Fund redeems Shares at its net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through the Wachovia Banks or directly to a Fund.


By Telephone. A shareholder may redeem Shares of a Fund by contacting their trust officer or calling the Biltmore Service Center (call toll-free 1-800-994-4414) to request the redemption. Redemption requests made through the Wachovia Banks must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The Wachovia Banks are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Funds. Registered broker/dealers may charge customary fees and commissions for this service. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



A shareholder who is a customer of Wachovia Investments, Inc. may redeem Shares of a Fund by calling the Biltmore Service Center at 1-800-994-4414. Redemption requests must be received by 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. In no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.



By Mail. A shareholder may redeem Fund Shares by sending a written request to the Wachovia Banks or Wachovia Investments, Inc., as appropriate. The written request should include the shareholder's name, the Fund name, the account number or brokerage account numbers, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to a Fund. Shareholders should call the Wachovia Banks or the Biltmore Service Center for assistance in redeeming by mail.


A shareholder who is a customer of Wachovia Investments, Inc. may redeem Shares by sending a written request to Wachovia Investments, Inc. The written request should include the shareholder's name and address, the Fund name, the brokerage account number, and the share or dollar amount requested. Shareholders should call Wachovia Investments, Inc. for assistance in redeeming by mail. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days, after receipt of a proper written redemption request.

Signatures. Shareholders requesting a redemption to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 a trust company or commercial bank whose deposits are insured by the BIF;
 a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; a savings bank or savings association whose deposits are insured by the SAIF; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. A Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the transfer agent reserve the right to amend these standards at any time without notice.

SYSTEMATIC WITHDRAWAL PROGRAM
Class A Shareholders having an account value of at least $10,000 and who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for monthly or quarterly withdrawal payments in a minimum of $100 as directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with an initial sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, each Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $250 for THE BILTMORE FUNDS and $500 for THE BILTMORE MUNICIPAL FUNDS. This requirement does not apply, however, if the balance falls below the required minimum because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

---------------------------------------------------------
---------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As Massachusetts business trusts, neither Trust is required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust or a Fund's operation and for the election of Trustees under certain circumstances.


As of January 3, 1997, the Wachovia Banks and their various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owners of record of in excess of 25% of the outstanding shares of the Quantitative Equity Fund, Equity Index Fund, Special Values Fund, Fixed Income Fund, and Short-Term Fixed Income Fund, and therefore may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of a Trust's shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

---------------------------------------------------------
---------------------------------------------------------
                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Funds are subject to such banking laws and regulations. The Wachovia Banks believe, based on the advice of their counsel, that they may perform the services for a Fund contemplated by their investment advisory contracts and custodian agreements with the Trusts without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or a Fund. If this happens, the Trustees would consider alternative means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


---------------------------------------------------------
---------------------------------------------------------
                                TAX INFORMATION


The Funds expect to pay no federal income tax because each intends to continue to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses earned and realized by any Fund will not be combined for tax purposes with those of any offer Fund.


Unless otherwise exempt, shareholders of THE BILTMORE FUNDS are subject to federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide shareholders with tax information for reporting purposes. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

---------------------------------------------------------
---------------------------------------------------------
                  THE BILTMORE MUNICIPAL FUNDS TAX INFORMATION


FEDERAL INCOME TAX


Shareholders of THE BILTMORE MUNICIPAL FUNDS are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.


The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.


Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.



In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporations's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits". Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.



Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.



Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.



These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.


GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the GEORGIA MUNICIPAL BOND FUND and NORTH CAROLINA MUNICIPAL BOND FUND will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Internal Revenue Code of 1986, as amended, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or
(ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the SOUTH CAROLINA MUNICIPAL BOND FUND will not be subject to South Carolina income taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Internal Revenue Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions;
(2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.


OTHER STATE AND LOCAL TAXES

Income from THE BILTMORE MUNICIPAL FUNDS is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

---------------------------------------------------------
---------------------------------------------------------
                            OTHER CLASSES OF SHARES

THE BILTMORE FUNDS and THE BILTMORE MUNICIPAL FUNDS offer three classes of shares: Class Y Shares, Class A Shares and Class B Shares of the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund for individuals and other customers of the Wachovia Banks.

Class Y Shares are sold to accounts for which the Wachovia Banks or their affiliates act in a fiduciary, advisory, agency, custodial or similar capacity at net asset value without a sales charge. Class Y Shares are not distributed pursuant to a Rule 12b-1 Plan and are not subject to a shareholder services fee.

The stated advisory fee is the same for all classes of the Funds. Financial institutions and brokers providing sales and/or administrative services may receive different compensation with respect to one class of shares than with respect to another class of shares of the same Fund.

The amount of dividends payable to Class A Shares and Class B Shares will be less than those payable to Class Y Shares by the difference between Class Expenses and distribution and shareholder services expenses borne by the shares of each respective class.

---------------------------------------------------------
---------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Funds advertise their total return, yield, and if applicable, tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yield of THE BILTMORE MUNICIPAL FUNDS is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class Y Shares of a Fund. Because Class A Shares and Class B Shares are subject to a shareholder services fee and Class B Shares are subject to a Rule 12b-1 fee, the yield will be lower than that of Class Y Shares. The sales load applicable to

Class A Shares also contributes to a lower total return for Class A Shares. The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and, as applicable, tax-equivalent yield. In addition, Class B Shares are subject to similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return for Class B Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Addresses
-------------------------------------------------------------------------------

Biltmore Equity Fund                                Federated Investors Tower
Biltmore Quantitative Equity Fund             Pittsburgh, Pennsylvania 15222-3779
Biltmore Equity Index Fund
Biltmore Special Values Fund
Biltmore Emerging Markets Fund
Biltmore Balanced Fund
Biltmore Fixed Income Fund
Biltmore Short-Term Fixed Income Fund
Biltmore Georgia Municipal Bond Fund
Biltmore North Carolina Municipal Bond Fund
Biltmore South Carolina Municipal Bond Fund

-----------------------------------------------------------------------------------------

Investment Adviser                            Wachovia Asset Management
(The Biltmore Funds)                               100 North Main Street
(North Carolina Municipal Bond Fund)              Winston-Salem, North Carolina 27101

-----------------------------------------------------------------------------------------

Investment Adviser                            Wachovia Bank of Georgia, N.A.
(Georgia Municipal Bond Fund)                   191 Peachtree Street, N.E
Atlanta, Georgia 30303

-----------------------------------------------------------------------------------------

Investment Adviser                            Wachovia Bank of South Carolina, N.A.
(South Carolina Municipal Bond Fund)              1426 Main Street
                                               Columbia, South Carolina 29226
-----------------------------------------------------------------------------------------

Counsel to The Biltmore Funds and            Kirkpatrick & Lockhart LLP
The Biltmore Municipal Funds                    1800 Massachusetts Avenue, N.W.
                                               Washington, D.C. 20036-1800

-----------------------------------------------------------------------------------------

Counsel to the Independent Trustees               Piper & Marbury L.L.P.
                                               1200 Nineteenth Street, N.W.
                                                  Washington, D.C. 20036-2430

-----------------------------------------------------------------------------------------

The Biltmore Service Center                     101 Greystone Boulevard
                                               SC-9215
                                               Columbia, South Carolina 29226

-----------------------------------------------------------------------------------------


                              The Biltmore Funds
                         The Biltmore Municipal Funds



January 31, 1997                                           G01513-01 (1/97)
822-27 (1/97)





                            The Biltmore Funds and
                         The Biltmore Municipal Funds
                                Class Y Shares


                                  Prospectus

                               January 31, 1997



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS

The Biltmore Funds and The Biltmore Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are open-end management investment companies which offer separate investment portfolios, each having its own investment objective and policies for different investor needs. The shares offered by this prospectus represent interests in the following portfolios (individually referred to as the "Fund" or collectively as the "Funds"):

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              THE BILTMORE FUNDS
                             BILTMORE EQUITY FUND
                      BILTMORE QUANTITATIVE EQUITY FUND
                          BILTMORE EQUITY INDEX FUND
                         BILTMORE SPECIAL VALUES FUND
                        BILTMORE EMERGING MARKETS FUND
                            BILTMORE BALANCED FUND
                          BILTMORE FIXED INCOME FUND
                    BILTMORE SHORT-TERM FIXED INCOME FUND



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE BILTMORE MUNICIPAL FUNDS
                     BILTMORE GEORGIA MUNICIPAL BOND FUND
                 BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                 BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

In addition, The Biltmore Funds offers through separate prospectuses the following money market portfolios, each having a distinct investment objective and policies: Biltmore Money Market Fund, Biltmore Prime Cash Management Fund, Biltmore Tax-Free Money Market Fund, and Biltmore U.S. Treasury Money Market Fund.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, WACHOVIA BANK OF GEORGIA, N.A., WACHOVIA BANK OF NORTH CAROLINA, N.A., OR WACHOVIA BANK OF SOUTH CAROLINA, N.A. OR ANY OF THEIR AFFILIATES OR SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This prospectus provides you with information specific to the Class Y Shares of the Funds. It contains the information you should read and know before you invest in the Class Y Shares of the Funds. The Funds also offer Class A and, in some cases, Class B Shares. Keep this prospectus for future reference.


The Funds have also filed a Statement of Additional Information dated January 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Funds, call 1-800-994-4414 or write The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

----------------------------------------------------------
SUMMARY OF INVESTMENT INFORMATION                                              1
----------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       2
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           4
----------------------------------------------------------
GENERAL INFORMATION                                                            6
----------------------------------------------------------
THE BILTMORE FUNDS                                                             6
Biltmore Equity Fund                                                           6
Biltmore Quantitative Equity Fund
                                                                               6
Biltmore Equity Index Fund                                                     6
Biltmore Special Values Fund                                                   7
Biltmore Emerging Markets Fund                                                 7
Biltmore Balanced Fund                                                         7
Biltmore Fixed Income Fund                                                     8
Biltmore Short-Term Fixed Income Fund                                          8
Additional Acceptable Investments                                              8
----------------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS                                                   8
Biltmore Georgia Municipal Bond Fund                                           8
Biltmore North Carolina Municipal Bond Fund                                    8
Biltmore South Carolina Municipal Bond Fund                                    9
Acceptable Investments                                                         9
State Municipal Securities                                                     9
----------------------------------------------------------
PORTFOLIO INVESTMENTS AND STRATEGIES                                           9
Investment Considerations                                                      9
     Equity Investments                                                        9
     Securities of Foreign Issuers                                            10
     Securities in Emerging Markets                                           10
     Investments in Debt Obligations                                          11
     Investments in Lower-Rated Debt Obligations                              11
     Municipal Security Investments                                           11
Investment Processes                                                          11
     Quantitative Equity Fund                                                 11
     Equity Index Fund                                                        12
       S&P 500 Index                                                          12
     Emerging Markets Fund                                                    13
     Fixed Income Funds                                                       13
Portfolio Investments                                                         13
     Corporate Debt Obligations                                               13
     Fixed Rate Corporate Debt Obligations                                    13
     Floating Rate Corporate Debt Obligations                                 14
     Convertible Securities                                                   14
     Put and Call Options                                                     14
     Stock Index Futures and Options                                          15
     Forward Foreign Currency Exchange
       Contracts                                                              15
     Index Participation Contracts                                            15
     Mortgage-Backed Securities                                               16
     Adjustable Rate Mortgage Securities                                      16
     Collateralized Mortgage Obligations                                      16
     Real Estate Mortgage Investment Conduits                                 16
     Stripped Mortgage-Backed Securities                                      16
     Asset-Backed Securities                                                  17
     U.S. Government Obligations                                              17
     Demand Master Notes                                                      18
     Temporary Investments                                                    18
     Restricted and Illiquid Securities                                       18
     Repurchase Agreements                                                    18
     Demand Features                                                          18
     When-Issued and Delayed Delivery
       Transactions                                                           19
     Lending of Portfolio Securities                                          19
     Investing in Securities of Other Investment
       Companies                                                              19
     Ratings                                                                  19
     Municipal Leases                                                         19
     Participation Interests                                                  19
     Variable Rate Municipal Securities                                       19
Municipal Bond Insurance                                                      19
Non-Diversification                                                           20
Duration                                                                      20
----------------------------------------------------------
INVESTMENT LIMITATIONS                                                        20
Borrowing Money                                                               20
Diversification                                                               20
----------------------------------------------------------
TRUST INFORMATION                                                             21
Management of the Trusts                                                      21
     Board of Trustees                                                        21
     Investment Advisers                                                      21
     Sub-Adviser                                                              21
     Advisory Fees                                                            21
     Advisers' Background                                                     21
Distribution of Shares                                                        23
Administrative Arrangements                                                   23
Administration of the Funds                                                   23
Expenses of the Funds and Class Y Shares                                      23
Brokerage Transactions                                                        24
----------------------------------------------------------
NET ASSET VALUE                                                               24
----------------------------------------------------------
INVESTING IN THE FUNDS                                                        24
Share Purchases                                                               24
Minimum Investment Required                                                   24
Systematic Investment Program                                                 24
Certificates and Confirmations                                                24
Subaccounting Services                                                        25
Dividends and Capital Gains                                                   25
----------------------------------------------------------
EXCHANGE PRIVILEGE                                                            25
     Exchange by Telephone                                                    25
----------------------------------------------------------
REDEEMING SHARES                                                              25
     By Telephone                                                             26
     By Mail                                                                  26
     Signatures                                                               26
Systematic Withdrawal Program                                                 26
Accounts with Low Balances                                                    26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           TABLE OF CONTENTS (CONT'D)

----------------------------------------------------------
SHAREHOLDER INFORMATION                                                       26
Voting Rights                                                                 26
----------------------------------------------------------
EFFECT OF BANKING LAWS                                                        27
----------------------------------------------------------
TAX INFORMATION                                                               27
----------------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS TAX INFORMATION                                  27
Federal Income Taxes                                                          27
Georgia and North Carolina Taxes                                              28
South Carolina Taxes                                                          28
Other State and Local Taxes                                                   28

----------------------------------------------------------
OTHER CLASSES OF SHARES                                                       28
----------------------------------------------------------
PERFORMANCE INFORMATION                                                       29
----------------------------------------------------------
ADDRESSES                                                             BACK COVER


---------------------------------------------------------
---------------------------------------------------------
                             SUMMARY OF INVESTMENT
                                  INFORMATION

WHO MAY WANT TO INVEST IN THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS?

THE BILTMORE FUNDS and THE BILTMORE MUNICIPAL FUNDS offer investment opportunities to a wide range of investors, from those who may be investing for the short-term to those with long-term goals. In addition to certain money market portfolios offered pursuant to separate prospectuses, the Trusts currently offer the following eight professionally managed diversified portfolios and three non-diversified portfolios:


 BILTMORE EQUITY FUND ("EQUITY FUND")--seeks to produce growth of principal and income;

 BILTMORE QUANTITATIVE EQUITY FUND ("QUANTITATIVE EQUITY FUND")--seeks to provide growth of principal and income;
 BILTMORE EQUITY INDEX FUND ("EQUITY INDEX FUND")-- seeks to provide a total return that approximates that of the stock market as measured by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index" or "Index");

 BILTMORE SPECIAL VALUES FUND ("SPECIAL VALUES FUND")-- seeks to produce growth of principal;

 BILTMORE EMERGING MARKETS FUND ("EMERGING MARKETS FUND")--seeks to produce long-term capital appreciation;

 BILTMORE BALANCED FUND ("BALANCED FUND")--seeks to provide long-term growth of principal and current income;

 BILTMORE FIXED INCOME FUND ("FIXED INCOME FUND")-- seeks a high level of total return;

 BILTMORE SHORT-TERM FIXED INCOME FUND ("SHORT-TERM FIXED INCOME FUND")--seeks to produce a high level of current income;

 BILTMORE GEORGIA MUNICIPAL BOND FUND ("GEORGIA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia;

 BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND ("NORTH CAROLINA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina; and

 BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND ("SOUTH CAROLINA MUNICIPAL BOND FUND")--seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

WHO MANAGES THE FUNDS?
Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., serves as investment adviser to THE BILTMORE FUNDS and the NORTH CAROLINA MUNICIPAL BOND FUND. Wachovia Bank of Georgia, N.A. serves as investment adviser to GEORGIA MUNICIPAL BOND FUND and Wachovia Bank of South Carolina, N.A. serves as investment adviser to SOUTH CAROLINA MUNICIPAL BOND FUND. Twin Capital Management, Inc. serves as sub-adviser to the QUANTITATIVE EQUITY FUND.

HOW TO BUY AND SELL SHARES
You may buy and sell shares of any of the Funds by telephone, by mail, or in person. Except as indicated below, all shares are sold with sales charges. Fund shares are redeemed at net asset value. The Trusts also offer you the privilege of exchanging shares of one Fund for another. For more information, please see "Investing in the Funds," "Exchange Privilege," and "Redeeming Shares."

RISK FACTORS
Investors should be aware of general risks associated with investment in mutual funds. Market values of fixed income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. Foreign securities in which some of the Funds (particularly the EMERGING MARKETS FUND) may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more of the Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under "Portfolio Investments and Strategies."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES



                               THE BILTMORE FUNDS



                          THE BILTMORE MUNICIPAL FUNDS
                                 CLASS Y SHARES


                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                       QUANTITATIVE     EQUITY       SPECIAL
                                                                            EQUITY        EQUITY         INDEX       VALUES
                                                                             FUND          FUND          FUND         FUND
                                                                             -----         -----         -----        -----
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                           None          None          None         None
Maximum Sales Charge on Reinvested Dividends
(as a percentage of offering price)                                           None          None          None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)                                  None          None          None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)           None          None          None         None
Exchange Fee                                                                  None          None          None         None

                                                                EMERGING
                                                                 MARKETS     BALANCED
                                                                  FUND         FUND
                                                                  -----        -----
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                None         None
Maximum Sales Charge on Reinvested Dividends
(as a percentage of offering price)                                None         None
Contingent Deferred Sales Charge (as a percentage of origin
price or redemption proceeds, as applicable)                       None         None
Redemption Fees (as a percentage of amount redeemed, if app        None         None
Exchange Fee                                                       None         None



                    ANNUAL CLASS Y SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (1)                              0.60%         0.59%         0.25%        0.72%
12b-1 Fees                                                                    None          None          None         None
Other Expenses (after reimbursement, if applicable)(2)                        0.30%         0.28%         0.23%        0.43%
    Total Class Y Shares Operating Expenses
      (after waivers if applicable) (3)                                       0.90%         0.87%         0.48%        1.15%

Management Fee (after waiver, if applicable) (1)                   1.00%        0.53%
12b-1 Fees                                                         None         None
Other Expenses (after reimbursement, if applicable)(2)             0.60%        0.23%
    Total Class Y Shares Operating Expenses
      (after waivers if applicable) (3)                            1.60%        0.76%


                        SHAREHOLDER TRANSACTION EXPENSES

                                                                      FIXED      SHORT-TERM      GEORGIA    NORTH CAROLINA
                                                                     INCOME     FIXED-INCOME    MUNI BOND      MUNI BOND
                                                                      FUND           FUND          FUND           FUND
                                                                    ---------        -----         -----          -----
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                      None         None          None           None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                      None         None          None           None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                    None         None          None           None
Redemption Fees (as a percentage of amount redeemed, if
applicable)                                                              None         None          None           None
Exchange Fee                                                             None         None          None           None

                                                           SOUTH CAROLINA
                                                              MUNI BOND
                                                                FUND
                                                                -----
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                              None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                              None
Contingent Deferred Sales Charge (as a percentage of or
purchase price or redemption proceeds, as applicable)            None
Redemption Fees (as a percentage of amount redeemed, if
applicable)                                                      None
Exchange Fee                                                     None



                         ANNUAL FUND OPERATING EXPENSES
               (As a percentage of projected average net assets)

Management Fee (after waiver, if applicable) (1)                         0.48%        0.32%         0.00%          0.31%
12b-1 Fees                                                               None         None          None           None
Other Expenses (after reimbursement, if applicable) (2)                  0.26%        0.31%         0.92%          0.54%
    Total Class Y Shares Operating Expenses
      (after waivers and reimbursement, if applicable) (3)               0.74%        0.63%         0.92%          0.85%

Management Fee (after waiver, if applicable) (1)                 0.26%
12b-1 Fees                                                       None
Other Expenses (after reimbursement, if applicable) (2)          0.32%
    Total Class Y Shares Operating Expenses
      (after waivers and reimbursement, if applicable)           0.58%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30% for the EQUITY INDEX FUND, 0.55% for the SHORT-TERM FIXED INCOME FUND, 0.60% for the FIXED INCOME FUND, 0.70% for the EQUITY FUND, QUANTITATIVE EQUITY FUND and BALANCED FUND, 0.75% for the GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND, 0.80% for the SPECIAL VALUES FUND, and 1.00% for the EMERGING MARKETS FUND.


(2)
      Other expenses are expected to be 1.49% for the GEORGIA MUNICIPAL BOND FUND, absent an anticipated reimbursement of other operating expenses.


(3)
      The Annual Class Y Shares Operating Expenses and the Operating Expenses absent the voluntary waivers/ reimbursements were 0.90% and 1.09% for the EQUITY FUND, 0.87% and 0.98% for the QUANTITATIVE EQUITY FUND, 0.48% and 0.54% for the EQUITY INDEX FUND, 1.15% and 1.39% for the SPECIAL VALUES FUND, 0.63% and 0.76% for the EMERGING MARKETS FUND, 0.76% and 0.92% for the BALANCED FUND, 0.75% and 0.89% for the FIXED INCOME FUND,



      0.64% and 0.83% for the SHORT-TERM FIXED INCOME FUND, 0.89% and 2.46% for the GEORGIA MUNICIPAL BOND FUND, 0.84% and 1.49% for the NORTH CAROLINA MUNICIPAL BOND FUND, and 0.57% and 1.11% for the South Carolina Municipal Bond Fund for the fiscal year ended November 30, 1996. The Annual Class Y Shares Operating Expenses are expected to be 1.00% for the EQUITY FUND, 0.98% for the QUANTITATIVE EQUITY FUND, 0.53% for the EQUITY INDEX FUND, 1.23% for the SPECIAL VALUES FUND, 0.93% for the BALANCED FUND, 0.86% for the FIXED INCOME FUND and the SHORT-TERM FIXED INCOME FUND, 2.24% for the GEORGIA MUNICIPAL BOND FUND, 1.29% for the NORTH CAROLINA MUNICIPAL BOND FUND, and 1.07% for the SOUTH CAROLINA MUNICIPAL BOND FUND, absent the voluntary waivers/reimbursement described above in Notes 1 and 2.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "TRUST INFORMATION" and "INVESTING IN THE FUNDS."


EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund's Class Y Shares charge no sales charges or redemption fees.

                                             QUANTITATIVE     EQUITY       SPECIAL     EMERGING
                                  EQUITY        EQUITY         INDEX       VALUES       MARKETS     BALANCED
                                   FUND          FUND          FUND         FUND         FUND         FUND
                                    ---           ---           ---          ---          ---          ---
1 Year                           $       9     $       9     $       5    $      12    $      16    $       8
3 Years                          $      29     $      28     $      15    $      37    $      51    $      24

                                                   SHORT-TERM        GEORGIA     NORTH CAROLINA   SOUTH CAROLINA
                                 FIXED INCOME     FIXED-INCOME      MUNI BOND       MUNI BOND        MUNI BOND
                                     FUND             FUND            FUND            FUND             FUND
                                     ---              ---             ---             ---              ---
1 Year                             $       8        $       6       $       9       $       9        $       6
3 Years                            $      24        $      20       $      29       $      27        $      19


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS



                      FINANCIAL HIGHLIGHTS--CLASS Y SHARES


(For a Class Y Share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                            NET REALIZED AND
                                            UNREALIZED GAIN/
                                                (LOSS) ON
                 NET ASSET                INVESTMENTS, FUTURES                   DISTRIBUTIONS
                  VALUE,         NET         CONTRACTS, AND       TOTAL FROM       FROM NET
 PERIOD ENDED    BEGINNING   INVESTMENT     FOREIGN CURRENCY      INVESTMENT      INVESTMENT     NET ASSET VALUE,
 NOVEMBER 30,    OF PERIOD     INCOME         TRANSACTIONS        OPERATIONS        INCOME         END OF PERIOD
------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND
  1996(a)        $   12.43         0.03              2.40               2.43           (0.05)        $   14.81
BILTMORE QUANTITATIVE EQUITY FUND
  1996(a)        $   13.09         0.04              2.60               2.64           (0.06)        $   15.67
BILTMORE EQUITY INDEX FUND
  1996(a)        $   13.37         0.09(d)            2.60              2.69           (0.08)        $   15.98
BILTMORE SPECIAL VALUES FUND
  1996(a)        $   13.62         0.03              2.02               2.05          --             $   15.67
BILTMORE EMERGING MARKETS FUND
  1996(a)        $   11.92         0.01(d)           (0.26)            (0.25)         --             $   11.67
BILTMORE BALANCED FUND
  1996(a)        $   11.68         0.08              1.63               1.71           (0.09)        $   13.30
BILTMORE FIXED INCOME FUND
  1996(a)        $    9.45         0.17              0.40               0.57           (0.19)        $    9.83
BILTMORE SHORT-TERM FIXED INCOME FUND
  1996(a)        $    9.67         0.11(d)            0.18              0.29           (0.17)        $    9.79
BILTMORE GEORGIA MUNICIPAL BOND FUND
  1996(a)        $   10.71         0.17              0.29               0.46           (0.17)        $   11.00
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
  1996(a)        $   10.71         0.16              0.32               0.48           (0.16)        $   11.03
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
  1996(a)        $   10.73         0.20              0.32               0.52           (0.20)        $   11.05


 * Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Per share information is based on average shares outstanding.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                       RATIOS TO AVERAGE NET ASSETS
                               NET                               NET ASSETS,      AVERAGE
   TOTAL                   INVESTMENT       EXPENSE WAIVER/     END OF PERIOD    COMMISSION     PORTFOLIO
 RETURN(B)    EXPENSES       INCOME        REIMBURSEMENT(C)     (000 OMITTED)    RATE PAID    TURNOVER RATE
-----------------------------------------------------------------------------------------------------------
     19.57%        0.90%*        0.91%*             0.19%*        $  129,205     $   0.0652            64%
     20.19%        0.87%*        1.19%*             0.11%*        $  152,571     $   0.0532            44%
     20.14%        0.48%*        1.92%*             0.06%*        $  213,833     $   0.0137            12%
     15.05%        1.15%*        1.76%*             0.24%*        $   58,697     $   0.0650            38%
     (2.10%)       0.63%*        0.45%*             0.13%*        $  123,036     $   0.0009            30%
     14.69%        0.76%*        2.85%*             0.16%*        $  235,791     $   0.0545            99%
      6.12%        0.75%*        6.33%*             0.14%*        $  175,836         --               181%
      3.00%        0.64%*        5.77%*             0.19%*        $  116,138         --               145%
      4.31%        0.89%*        4.84%*             1.57%*        $    6,803         --                14%
      4.55%        0.84%*        4.16%*             0.65%*        $   28,283         --                 7%
      4.86%        0.57%*        5.56%*             0.54%*        $   36,511         --                20%


---------------------------------------------------------
---------------------------------------------------------
                              GENERAL INFORMATION

THE BILTMORE FUNDS was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. (For purposes of this prospectus, "THE BILTMORE FUNDS" refers only to those portfolios of the Trust that are included in this combined prospectus.) THE BILTMORE MUNICIPAL FUNDS was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Each Declaration of Trust permits the respective Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Trusts offer three classes of shares: Class A Shares, Class Y Shares, and for the Equity Fund, the Quantitative Equity Fund, the Balanced Fund and the Fixed Income Fund, Class B Shares. Class Y Shares are offered to certain accounts held by Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., and Wachovia Bank of South Carolina, N.A. (collectively, "Wachovia Banks") and their affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. Class A Shares and Class B Shares are sold to those customers as well as other individuals and customers of the Wachovia Banks. This prospectus relates only to Class Y Shares ("Shares") of the Funds.

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective.
For additional information about investment limitations, strategies, and certain investment policies, please refer to the "Portfolio Investments and Strategies" section of this prospectus.

---------------------------------------------------------
---------------------------------------------------------
                               THE BILTMORE FUNDS

BILTMORE EQUITY FUND
The investment objective of the EQUITY FUND is to produce growth of principal and income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of common stock of companies with an established market. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. These securities will be primarily quality mid- to large-capitalization common stocks. The Fund's investment adviser seeks undervalued stocks with improving prospects by integrating two disciplines to capture both growth and value opportunities. The Fund's investment adviser will integrate value and growth management techniques in attempting to select undervalued stocks that have prospects for improving fundamentals while evening out the price volatility often associated with high growth investments.

Acceptable investments include:
 common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market; convertible securities;
 investments in American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in over-the-counter markets. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in other securities of foreign issuers ("Non-ADRs"). (See "Securities of Foreign Issuers."); and

 domestic issues of corporate debt obligations rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P").


BILTMORE QUANTITATIVE EQUITY FUND
The investment objective of the QUANTITATIVE EQUITY FUND is to provide growth of principal and income. The Fund pursues its investment objective by investing in a professionally managed and diversified portfolio consisting primarily of large capitalization common stocks. The average market capitalization of the stocks in the Fund's universe will be in excess of $1 billion. These securities will primarily be composed of issues of domestic companies. Stocks are selected by the Fund's sub-adviser using a quantitative computer valuation model described below under "Investment Processes." The Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the S&P 500 Index. However, the Fund will not limit its investments solely to stocks represented in the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities.

Although the Fund normally seeks to remain substantially fully invested in the common stocks in the universe identified by the Fund's investment adviser, the Fund may also invest in the acceptable investments listed under "BILTMORE EQUITY FUND" above.

BILTMORE EQUITY INDEX FUND
The investment objective of the EQUITY INDEX FUND is to provide a total return that approximates that of the stock market as measured by the S&P 500 Index. The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the Index. The Fund will normally seek to be invested in all the stocks that comprise the Index and achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1%; a figure of 1.00 would represent perfect correlation. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's total assets will be invested in stocks represented in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

In addition, the Fund may hold cash reserves which may be invested in, but not limited to, the following:


 commercial paper rated, at the time of purchase, at least Prime-1 or A-1 by Moody's or S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

 time and savings deposits (including certificates of deposit) in domestic, commercial and savings banks; and index participation contracts.

BILTMORE SPECIAL VALUES FUND

The investment objective of the SPECIAL VALUES FUND is to produce growth of principal. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market which the investment adviser believes to be significantly undervalued with potential for above-average capital appreciation commensurate with increased risk. Typical investments are in stocks that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1 billion. The Fund will limit its investments to up to 20% of total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs and up to 10% of total assets in other securities of foreign issuers.


Acceptable investments include, but are not limited to:

 common stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have potential for above-average appreciation;
 domestic issues of corporate debt obligations (including convertible bonds); securities of foreign issuers; and master limited partnerships.

In addition, the Fund may invest in high yield corporate bonds (commonly known as junk bonds) and speculative grade preferred stocks.

BILTMORE EMERGING MARKETS FUND
The investment objective of the EMERGING MARKETS FUND is to produce long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world. Because investing in emerging markets can involve significant risks, the Fund is designed for aggressive investors. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in securities of issuers and companies located in countries having emerging markets. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other securities, including debt securities.

Acceptable investments may also include, but will not be limited to:

 preferred stocks of foreign companies;
 convertible securities and warrants of foreign companies;

 investments in ADRs of foreign countries traded on the New York Stock Exchange or in over-the-counter markets, and investments in European Depositary Receipts ("EDRs," sometimes also referred to as Continental Depositary Receipts), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities and Global Depositary Receipts;

 fixed-income obligations of foreign governments, supranational entities and corporate debt obligations denominated in currencies other than U.S. dollars, rated B or better at the time of purchase by Moody's or S&P; and U.S. equity and debt securities rated, at the time of purchase, B or better by Moody's or S&P.

In addition, the Fund may enter into foreign currency transactions and may maintain reserves in foreign or U.S. money market instruments.

BILTMORE BALANCED FUND
The investment objective of the BALANCED FUND is to provide long-term growth of principal and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed, diversified portfolio of equity securities and debt securities. The Fund's investment approach, as related to equity securities, is to produce long-term growth of principal and income by investing in a diversified portfolio of common stocks. The Fund will seek undervalued stocks with improving prospects in an attempt to capture both growth and value opportunities. With regard to debt securities, the Fund's investment approach will be to maximize total return (which consists of capital appreciation and income) available from a diversified portfolio of fixed income securities while providing relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).


Acceptable investments include but are not limited to:

 common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in the over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

 convertible securities;

 investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in Non-ADRs. (See "Securities of Foreign Issuers.");


 domestic issues of corporate debt obligations (including convertible bonds) rated, at the time of purchase, A or better by S&P or Moody's or, if not rated, are determined by the Fund's investment adviser to be of comparable quality;


 mortgage-backed and asset-backed securities;


 commercial paper rated not less than A-1 by S&P or Prime-1 by Moody's and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality; and


 time and savings deposits (including certificates of deposit) in commercial or savings banks.

BILTMORE FIXED INCOME FUND

The investment objective of the FIXED INCOME FUND is to seek a high level of total return. As a secondary investment objective, the Fund will attempt to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top three investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.

Acceptable investments include:


 domestic issues of corporate debt obligations, including demand master notes rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

 convertible securities;
 mortgage-backed and asset-backed securities;

 commercial paper that at the time of purchase is rated not less than Prime-1 or A-1, by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and

 time and savings deposits (including certificates of deposit) in commercial or savings banks.

BILTMORE SHORT-TERM FIXED INCOME FUND

The investment objective of the SHORT-TERM FIXED INCOME FUND is to produce a high level of current income with a minimum of principal volatility. The Fund pursues its investment objective by investing primarily in a diversified portfolio of short-term, high-grade, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in such securities. The Fund will maintain an average dollar-weighted maturity of between one to three years. Otherwise, the Fund may invest in the acceptable investments listed under "BILTMORE FIXED INCOME FUND" above.


ADDITIONAL ACCEPTABLE INVESTMENTS
In addition to the acceptable investments discussed above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, warrants, demand master notes and engage in when-issued and delayed delivery transactions. The Funds may also engage in put and call options, futures, and options on futures for hedging purposes.

---------------------------------------------------------
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                          THE BILTMORE MUNICIPAL FUNDS

BILTMORE GEORGIA MUNICIPAL BOND FUND
The investment objective of the GEORGIA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").

BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
The investment objective of the NORTH CAROLINA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina ("North Carolina Municipal Securities").

BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
The investment objective of the SOUTH CAROLINA MUNICIPAL BOND FUND is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes ("South Carolina Municipal Securities").

The Funds' investment advisers may consider the potential for capital appreciation in the selection of portfolio investments for each of THE BILTMORE MUNICIPAL FUNDS.

ACCEPTABLE INVESTMENTS
The Funds invest primarily in Georgia Municipal Securities, North Carolina Municipal Securities, and South Carolina Municipal Securities, respectively (collectively, "State Municipal Securities"). These securities are:

 obligations, including industrial development bonds, issued on behalf of the states of Georgia, North Carolina, and South Carolina, respectively, and their respective political subdivisions or agencies;
 obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment advisers to the Funds, exempt from both federal regular income tax and the personal income tax imposed by the states of Georgia, North Carolina, and South Carolina, respectively. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

STATE MUNICIPAL SECURITIES
State Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. State Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.

Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.


Characteristics. State Municipal Securities are subject to one or more of the following quality standards:


 rated A or above by Moody's or S&P at time of purchase;

 insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;
 secured by an irrevocable escrow of direct obligations of the U.S. government;
 or

 unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.



(A description of the rating categories is contained in the Appendix to the Funds' Statement of Additional Information).


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---------------------------------------------------------
                             PORTFOLIO INVESTMENTS
                                 AND STRATEGIES

INVESTMENT CONSIDERATIONS

Equity Investments. As with other mutual funds that invest in equity securities, the EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND and BALANCED FUND are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.


Because the SPECIAL VALUES FUND invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


Securities Of Foreign Issuers. THE EQUITY FUND, QUANTITATIVE EQUITY FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, and BALANCED FUND may invest in the securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, a Fund will not invest in the securities of a foreign issuer if any risk identified above appears to a Fund's investment adviser to be substantial.

Securities In Emerging Markets. Investing in the EMERGING MARKETS FUND entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the EMERGING MARKETS FUND should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the EMERGING MARKETS FUND does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.


These risks include a possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investment in securities of issuers in foreign nations. (Please refer to the Statement of Additional Information for an expanded discussion of sovereign debt obligations.) In addition, there is often less publicly available information about foreign issuers than those in the United States. Emerging market companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the EMERGING MARKETS FUND may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.



Because the EMERGING MARKETS FUND'S securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversion between currencies. A change in the value of a foreign currency against the U.S. dollar will result in corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes will also affect the Fund's income and distributions to shareholders. The Fund may be affected, either favorably or unfavorably, by the fluctuations in the relative rates of exchange between the currencies of different nations, and the Fund therefore may engage in certain hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the investment adviser's ability to predict movements in exchange rates, and imperfect movements between exchange rates and currency hedges.


Brokerage commissions, fees for custodial services, and other costs relating to investments in emerging market countries are generally greater than in the United States. Such markets have different clearance and settlement procedures, and in certain markets, there have been occasions when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to effect certain transactions. The inability of the EMERGING MARKETS FUND to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in either losses to the Fund, if the value of the portfolio security subsequently declines, or, if the Fund has entered into a contract to sell the security, could result in possible claims against the Fund.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of the countries in which the Fund may invest also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have an adverse impact on the Fund. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Investments In Debt Obligations. The market value of debt obligations, and therefore a Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Fund's investment adviser. In the debt market, prices generally move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations. Although debt obligations with longer maturities offer potentially greater returns, they will generally experience the greatest market price changes. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. The Fund's investment adviser will attempt to minimize the fluctuation of each Fund's net asset value by predicting the direction of interest rates; however, the investment adviser could be incorrect in its expectations about the direction and the extent of these market factors.


Investments In Lower-Rated Debt Obligations. From time to time, a portion of the EMERGING MARKETS FUND'S and the SPECIAL VALUES FUND'S portfolios may consist of lower-rated debt obligations (i.e., rated below BBB by S&P or Baa by Moody's) which are commonly referred to as "junk bonds." The Funds will not invest more than 35% of its total assets in such securities. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the EMERGING MARKETS FUND and the SPECIAL VALUES FUND.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the EMERGING MARKETS FUND owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Municipal Security Investments. Yields on State Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the respective state or its municipalities could impact a Fund's portfolio. A municipal bond fund's concentration in securities issued by a specific state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. A state's dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends.


(Please refer to the Funds' Statement of Additional Information for an expanded discussion of Georgia, North Carolina, or South Carolina investment risks, as appropriate.)



The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of State Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in State Municipal Securities which meet the Fund's quality standards may not be possible if the state or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of State Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.


INVESTMENT PROCESSES

Quantitative Equity Fund. To select stocks for the QUANTITATIVE EQUITY FUND, the Fund's sub-adviser initially identifies a broad universe of approximately 900 common stocks. The sub-adviser utilizes four criteria when determining what common stocks will be included in the Fund's universe: each stock must be highly capitalized, each stock must be traded on the New York or American
Stock Exchange or in the over-the-counter markets, each stock must be among the most liquid and highly traded stocks on its respective exchange, and each stock must be actively followed by a minimum of three industry analysts.

The Fund's sub-adviser then screens the stocks in the universe, using a quantitative computer valuation model, to evaluate the relative attractiveness of each stock. The sub-adviser's model focuses on two measurement factors: the relative value of the stocks (including their present and historical price-to-earnings and market price-to-book value ratios, and the present value of each stock's projected dividend income) and the stock's growth prospects and earnings momentum (including changes, over time, in analysts' earning forecasts, and positive or negative surprises in reported earnings). The Fund's sub-adviser will vary the importance placed on each factor, depending on market trends.


Using the valuation model described above, the Fund's investment adviser then ranks each stock in the universe by decile. The stocks are classified by industry group, based on industry categories and weightings found in the S&P 500 Index. In managing the Fund, the investment adviser continuously monitors the rankings of the stocks in the universe and employs an active selling discipline, replacing less attractive stocks (as determined by the valuation model) with more attractive stocks to maintain a high average rank for the portfolio. In maintaining the diversification of the portfolio, the investment adviser gives consideration to the industry weightings found in the Index.


Although the QUANTITATIVE EQUITY FUND intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the Index, the Fund will not limit its investments solely to stocks represented in the Index. By investing in those common stocks that are included in the universe described above (a large number of which are not included in the Index), the Fund will seek to provide a higher rate of total return than the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index.

Equity Index Fund. The EQUITY INDEX FUND is managed passively, in the sense that the traditional management functions of economic, financial, and market analysis are limited to the extent that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the Index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index.


On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the EQUITY INDEX FUND'S portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.



Since the EQUITY INDEX FUND will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund, discussed herein, will account for the difference between the performances of the Fund and the Index.


In order to accommodate cash flows and maintain adequate liquidity to meet redemption requests, the Fund may enter into stock index futures contracts, options, options on futures contracts, and index participation interests. This will allow the Fund to simultaneously maximize the level of the Fund assets that are tracking the performance of the S&P 500 Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

     S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The QUANTITATIVE EQUITY and EQUITY INDEX FUNDS utilize the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

     The Index is an unmanaged, statistical measure of stock market performance. As such, it does not reflect the actual cost of investing in common stocks. By contrast, the QUANTITATIVE EQUITY and EQUITY INDEX FUNDS incur the normal costs of a mutual fund, including brokerage and execution costs, advisory fees, and administrative and custodial costs and expenses. S&P selects the common stocks to be included in the Index solely on a statistical basis. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by, or affiliated with, S&P.


Emerging Markets Fund. The investment adviser will consider the following securities as permissable investments for the EMERGING MARKETS FUND: (i) securities of companies the principal securities trading market for which is an emerging market country; (ii) securities, traded in any market, of companies or issuers that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries; or (iii) securities of companies organized under the laws of, and with a principal office in, an emerging market country. In selecting equity securities for the EMERGING MARKETS FUND, the investment adviser focuses on a broad diversification of emerging market countries. Initially, the adviser identifies those emerging market countries that, in the investment adviser's judgment, have made, or are currently making, progress toward improving their economies and market environments through financial and/or political reform, and which are likely to produce premium returns. Second, the investment adviser then uses a disciplined allocation process to classify the emerging market countries that it has identified into one of two categories (or "Tiers"). The first, Tier 1, is comprised of the most established and liquid of emerging market countries. The second, Tier 2, represents those emerging market countries which are less established, smaller, and less liquid than those in Tier 1. Examples of countries classified in Tier 1 are Argentina, Brazil, Mexico and Thailand; examples of countries which are classified in Tier 2 include Colombia, the Philippines, Greece, Peru and Portugal.



In constructing the EMERGING MARKETS FUND'S investment portfolio, the investment adviser normally gives the Tier 1 emerging market countries a greater weighting than is afforded to the Tier 2 emerging market countries. Within each Tier, each emerging market country is equally weighted and then its weight is adjusted to reflect the investment adviser's investment judgments regarding the particular country. The investment adviser will consider economic factors, political conditions and currency and market valuation levels, in deciding upon which emerging market countries to include in the portfolio and how those countries should be classified and weighted.



The number of emerging market countries represented in the EMERGING MARKETS FUND'S portfolio will vary over time. It is the investment adviser's intention that the Fund remain broadly diversified across many emerging market countries, companies, and geographic regions. Under normal market conditions, the investment adviser expects to invest in the securities of issuers located in a minimum of six different emerging market countries, with up to 25% of the Fund's total assets invested in any one country.



In selecting securities in each emerging market country for purchase by the EMERGING MARKETS FUND, the investment adviser will focus on the most prominent and largest capitalized companies. The investment adviser will seek to construct the Fund's investment portfolio in a manner that maintains adequate liquidity for trading purposes, and will attempt to utilize the low historical correlation of returns among emerging market countries to moderate the portfolio's volatility, wherever feasible.


Fixed Income Funds. The FIXED INCOME FUND'S and the SHORT-TERM FIXED INCOME FUND'S investment adviser does not select securities purely to maximize the current yield of the Funds. The Funds' investment adviser attempts to manage the Funds' total performance, which includes both changes in principal value of the Funds' portfolios and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. When the Funds' investment adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Funds' portfolios. When, in the investment adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Funds' portfolios. Further, the Funds' investment adviser attempts to improve the Funds' total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Funds' portfolios in this manner, the Funds' investment adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

PORTFOLIO INVESTMENTS


Corporate Debt Obligations. The Funds (except the EQUITY INDEX FUND and THE BILTMORE MUNICIPAL FUNDS) may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations have the requisite ratings as described above. However, if a security loses its rating or has its rating reduced, the Fund is not required to drop the security from its portfolio, but may consider doing so.


Fixed Rate Corporate Debt Obligations. The Funds may invest in fixed rate corporate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

Floating Rate Corporate Debt Obligations. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. An example of floating and fixed rate corporate debt obligations in which a Fund can invest include Yankee bonds, which are U.S. dollar-denominated bonds issued in the United States by foreign banks or corporations.

Some of the floating rate corporate debt obligations in which the FIXED INCOME FUND may invest include floating rate corporate debt securities issued by savings associations collateralized by adjustable rate mortgage loans, also known as collateralized thrift notes. Many of these collateralized thrift notes have received AAA ratings from NRSROs. Collateralized thrift notes differ from traditional "pass-through" certificates in which payments made are linked to monthly payments made by individual borrowers net of any fees paid to the issuer or guarantor of such securities.

Convertible Securities. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Put And Call Options. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may purchase put options on their portfolio securities. These options will be used only as a hedge to attempt to protect securities which a Fund holds against decreases in value. A Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio. A Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. The writing of calls by a Fund is intended to generate income for a Fund and thereby protect against price movements in particular securities in a Fund's portfolio.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. These instruments may not be available with regard to the securities of certain emerging markets in which the EMERGING MARKETS FUND may invest.

The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of a Fund's portfolio securities as well as the investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause a Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, a Fund may be unable to anticipate the extent of its losses from futures transactions. These instruments may not be available with regard to the securities of certain emerging markets in which the EMERGING MARKETS FUND may invest.

Stock Index Futures And Options. The EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, and BALANCED FUND may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of a Fund's total assets. Also, a Fund will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions (and, in the case of the SPECIAL VALUES FUND and EMERGING MARKETS FUND, margin deposits on open positions). These futures contracts and options will be used to handle cash flows into and out of a Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investment in stocks. The Funds will not enter into these transactions for speculative purposes.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Funds plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Forward Foreign Currency Exchange Contracts. The EMERGING MARKETS FUND may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the forward contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The EMERGING MARKETS FUND may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interest of the Fund will be served. The Fund will only enter into forward contracts for hedging purposes and will not enter into forward contracts in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

Index Participation Contracts. The EQUITY INDEX FUND may participate in the purchasing and selling of index participation contracts based on the S&P 500 Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an Index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the EQUITY INDEX FUND'S investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to accommodate cash flows and maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the S&P 500 Index.


Mortgage-Backed Securities. The EMERGING MARKETS FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which a Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

A Fund will only invest in CMOs which are rated AAA by an NRSRO or are of comparable quality as determined by a Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

Real Estate Mortgage Investment Conduits. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.


Stripped Mortgage-Backed Securities. Some of the mortgage-related securities purchased by the BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by a Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result if a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the investment adviser intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.


Asset-Backed Securities. The BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. A Fund may invest in asset-backed securities rated A or higher at the time of purchase by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, a Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


U.S. Government Obligations. The U.S. government obligations in which the Funds invest are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


 direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
 and notes, bonds and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives;

 Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae, Government National Mortgage Association; and

 Student Loan Marketing Association.

Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

 the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
 the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Some of the short-term U.S. government securities the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Demand Master Notes. The Funds (except THE BILTMORE MUNICIPAL FUNDS) may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many demand master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.
Temporary Investments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the EQUITY FUND, QUANTITATIVE EQUITY FUND, SPECIAL VALUES FUND, and EMERGING MARKETS FUND may invest in:

 certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, and other instruments of domestic and foreign banks and savings and loans, which institutions have capital, surplus, and undivided profits over $100 million, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF"), or by the Savings Association Insurance Fund ("SAIF"), both of which are administered by the FDIC; and


 commercial paper (including Canadian Commercial Paper and Europaper) rated A-1 or better by S&P or Prime-1 by Moody's or, if unrated, of comparable quality as determined by the Funds' investment adviser.


THE BILTMORE MUNICIPAL FUNDS may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, each Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to Georgia or North Carolina state income taxes.

Restricted And Illiquid Securities. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, a Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, a Fund intends not to subject such paper to the limitation applicable to restricted securities.

Repurchase Agreements. The U.S. government securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities.

Demand Features. The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide a Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks or other institutions which a Fund's investment adviser has determined are creditworthy under guidelines established by the Trustees and in which a Fund will receive collateral equal to at least 100% of the value of the securities loaned.There is a risk that when lending portfolio securities, the securities may not be available to a Fund in a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Investing In Securities Of Other Investment Companies. A Fund may invest in the securities of other investment companies. Unless otherwise permitted by action of the SEC, a Fund may not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. A Fund will invest in other open-end investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, such as advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.


Ratings. If a security loses its rating or has its rating reduced after a Fund purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, a Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund. A description of rating categories is contained in the Appendix to the Statement of Additional Information.


Municipal Leases. THE BILTMORE MUNICIPAL FUNDS may invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests would give the Funds undivided interests in State Municipal Securities. The financial institutions from which a Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which a Fund's investment adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the State Municipal Securities which the Funds purchase may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by a Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for a Fund. The Fund's investment adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by a Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

MUNICIPAL BOND INSURANCE

The GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the "Policy" or "Policies").


THE BILTMORE MUNICIPAL FUNDS will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet a Fund's quality standards. A Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Georgia Municipal Bond Fund's and South Carolina Municipal Bond Fund's investment advisers anticipate that between 30% and 60% of each Fund's net assets will be invested in municipal securities which are insured. The North Carolina Municipal Bond Fund's investment adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities which are insured.



Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund. (Please refer to the Fund's Statement of Additional Information for more information.)


NON-DIVERSIFICATION

THE BILTMORE MUNICIPAL FUNDS is comprised of three non-diversified Funds. As such, there is no limit on the percentage of assets which can be invested by a Fund in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. A Fund may purchase an issue of municipal securities in its entirety.

The Funds intend to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of a Fund's total assets shall not exceed 50% of the value of its total assets.

DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

---------------------------------------------------------
---------------------------------------------------------
                             INVESTMENT LIMITATIONS

BORROWING MONEY

The EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, EMERGING MARKETS FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge, mortgage, or hypothecate up to 15% of the value of those assets to secure such borrowings. The GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND will not borrow money or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
DIVERSIFICATION

With respect to 75% of the value of its total assets, the EQUITY FUND, QUANTITATIVE EQUITY FUND, EQUITY INDEX FUND, SPECIAL VALUES FUND, BALANCED FUND, FIXED INCOME FUND, and SHORT-TERM FIXED INCOME FUND will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

In addition to the above limitations, The SOUTH CAROLINA MUNICIPAL BOND FUND will not:
 invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor; or

 own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations described in this prospectus, and, not exceeding 10% of its net assets.

---------------------------------------------------------
---------------------------------------------------------

                               TRUST INFORMATION

MANAGEMENT OF THE TRUSTS

Board Of Trustees. The Trustees are responsible for managing the business affairs of the Trusts and for exercising the Trusts' powers except those reserved for the shareholders.

Investment Advisers. Pursuant to investment advisory contracts with the Trusts on behalf of the Funds, and subject to direction by the Trustees, investment decisions for THE BILTMORE FUNDS are made by Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., and investment decisions for GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND are made by Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., and Wachovia Bank of South Carolina, N.A., respectively, (each the "Adviser" and, together, the "Advisers") subject to direction by the Trustees. The Advisers continually conduct investment research and supervision of investments for the Funds and are responsible for the purchase and sale of portfolio instruments, for which they receive annual fees from the assets of the Funds.


Sub-Adviser. The QUANTITATIVE EQUITY FUND is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the Funds' Adviser and Twin Capital Management, Inc. ("Twin Capital" or the "Sub-Adviser"), Twin Capital furnishes certain investment advisory services to Wachovia Asset Management, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000, payable by Wachovia Asset Management, in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to Wachovia Asset Management. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions, and pension and profit-sharing plans. As of December 31, 1996, Twin Capital furnished services, substantially similar to the services it provides to the Adviser, to other accounts with assets in excess of $1.8 billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.



Advisory Fees. The Advisers are entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets as follows:
0.30 of 1% of EQUITY INDEX FUND; 0.55 of 1% of SHORT-TERM FIXED INCOME FUND;
0.60 of 1% of FIXED INCOME FUND; 0.70 of 1% of EQUITY FUND, QUANTITATIVE EQUITY FUND, and BALANCED FUND; 0.75 of 1% of GEORGIA MUNICIPAL BOND FUND, NORTH CAROLINA MUNICIPAL BOND FUND, and SOUTH CAROLINA MUNICIPAL BOND FUND; 0.80 of 1% of SPECIAL VALUES FUND; and 1.00% of EMERGING MARKETS FUND. These fees are accrued daily and paid monthly. The fees paid by THE BILTMORE MUNICIPAL FUNDS, SPECIAL VALUES FUND and EMERGING MARKETS FUND, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar policies and objectives. The Advisers may voluntarily choose to waive a portion of their fees or reimburse a Fund for certain expenses but reserve the right to terminate such waiver or reimbursement at any time at their sole discretion.


Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Advisers or their affiliates. If, however, such accounts, the Funds, or the Advisers for their own accounts, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the position they obtain.

Advisers' Background. Wachovia Asset Management has served as investment adviser to THE BILTMORE FUNDS since March 9, 1992. Wachovia Asset Management is a business unit of Wachovia Bank of North Carolina, N.A. which, along with Wachovia Bank of South Carolina, N.A. and Wachovia Bank of Georgia, N.A., is a wholly-owned subsidiary of Wachovia Corporation. Wachovia Bank of South Carolina, N.A. has served as investment adviser for the SOUTH CAROLINA MUNICIPAL BOND FUND since August 5, 1990. Wachovia Bank of North Carolina, N.A. and Wachovia Bank of Georgia, N.A. have served as investment advisers to the NORTH CAROLINA MUNICIPAL BOND FUND and GEORGIA MUNICIPAL BOND FUND, respectively, since their inception in December 1994.

Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses. The Wachovia Banks offer financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.


The Advisers employ an experienced staff of professional investment analysts, portfolio managers and traders. The Advisers use fundamental analysis and other investment management disciplines to identify investment opportunities. The Wachovia Banks have been managing trust assets for over 100 years, with over $23 billion in managed assets as of December 31, 1996. As part of their regular banking operations, the Wachovia Banks may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of the Wachovia Banks. The lending relationship will not be a factor in the selection of securities.



Jerry D. Burton is a Vice President of Wachovia Asset Management. He is a portfolio manager of the QUANTITATIVE EQUITY FUND. Mr. Burton received a bachelors degree from Clemson University and an MBA from the College of William and Mary. He is a Chartered Financial Analyst.



Daniel S. Earthman is a Chartered Financial Analyst and is a Senior Vice President and portfolio manager of the BALANCED FUND. Mr. Earthman joined Wachovia Bank of North Carolina, N.A. in 1988 as an institutional portfolio manager. Prior to joining the Wachovia Bank of North Carolina, N.A., he was a vice president and investment manager with Richland Asset Management in Nashville, and an assistant vice president and portfolio manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.


Samuel M. Gibbs, II is the portfolio manager of the SHORT-TERM FIXED INCOME FUND and is Senior Vice President and Manager of Fixed Income Investments for Wachovia Asset Management. Mr. Gibbs joined Wachovia Bank of North Carolina, N.A. in 1969 as a portfolio manager. He became a bond trader and fixed-income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.



Alfred R. Guenthner is Senior Vice President and Manager of Research for Wachovia Asset Management and is a portfolio manager of the BALANCED FUND. Mr. Guenthner joined Wachovia Bank of North Carolina, N.A. in 1972 as an economist and became senior economist in 1978. From 1978 to 1982, he was the fixed income strategist for Wachovia Asset Management. Mr. Guenthner is a graduate of Concord College and is completing a dissertation for a doctorate degree in economics from the University of Georgia. He is a member of the North Carolina Society of Financial Analysts and the United Shareholders Association. Mr. Guenthner is a former president of the North Carolina Association of Business Economists.



John F. Hageman is a Chartered Financial Analyst and is a Senior Vice President and Institutional Portfolio Manager. He is a portfolio manager of the EQUITY FUND. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank of North Carolina, N.A. in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman is a graduate of Wabash College with a bachelor's degree in political science.



Paige C. Henderson is a Vice President of Wachovia Asset Management. Ms. Henderson is an equity analyst in the Investment Asset Group and a portfolio manager of the EMERGING MARKETS FUND. Ms. Henderson joined Wachovia Bank of North Carolina, N.A. in 1991 as an equity analyst. Ms. Henderson received a Bachelor of Science in Business Administration in 1986 and an MBA from the University of North Carolina at Chapel Hill in 1991. Ms. Henderson is a Chartered Financial Analyst and a Certified Public Accountant.



F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of Wachovia Bank of North Carolina, N.A. Mr. King is a portfolio manager of the EQUITY FUND. He serves as manager of institutional portfolio management for Wachovia Asset Management. Mr. King joined Wachovia Bank of North Carolina, N.A. in 1985 as a securities analyst and assumed his current position in 1991. He has both bachelor and master of science degrees from North Carolina State University.



George E. McCall is a Certified Financial Planner and Vice President of Wachovia Asset Management. He is a portfolio manager of the QUANTITATIVE EQUITY FUND. He is a graduate of Presbyterian College and received his MBA from the University of South Carolina.



Michael O. Mercer is Senior Vice President, Wachovia Bank of North Carolina, N.A., and, in addition to being a portfolio manager of the EQUITY FUND, manages the Wachovia Equity Investment Fund and other large institutional accounts. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University. Mr. Mercer is a Chartered Financial Analyst and has been with Wachovia Bank of North Carolina, N.A. since 1983.


Harold (Rick) Nelson III is a Senior Vice President and fixed-income portfolio manager of Wachovia Asset Management in Atlanta. Mr. Nelson joined Wachovia in June, 1985 as a fixed income portfolio manager. He became a portfolio manager of the BALANCED FUND in May, 1996. Mr. Nelson is a native of Mountainside, New Jersey. He received a bachelor of science degree in Management from St. Francis College and an MBA in Finance at Mercer University in 1990.

Michael Peters is the portfolio manager of THE BILTMORE MUNICIPAL FUNDS. Mr. Peters has been portfolio manager of SOUTH CAROLINA MUNICIPAL BOND FUND since 1993. Mr. Peters has been portfolio manager of GEORGIA MUNICIPAL BOND FUND and NORTH CAROLINA MUNICIPAL BOND FUND since those Funds' inceptions in December 1994. Mr. Peters is a Vice President of Wachovia Bank of South Carolina N.A., Wachovia Bank of North Carolina, N.A. and


Wachovia Bank of Georgia, N.A. Mr. Peters was employed with Nations Bank from 1990 to 1993. Mr. Peters received his MBA from Indiana University and is a Chartered Financial Analyst.



R. Emery Pike is a Chartered Financial Analyst and Vice President of Wachovia Asset Management. He is the portfolio manager of the FIXED INCOME FUND. He holds both a bachelors degree and an MBA from Wake Forest University.



B. Scott Sadler is a portfolio manager of the EMERGING MARKETS FUND. He is a Vice President of Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelor's degree in economics. Mr. Sadler is a Chartered Financial Analyst.



Scott C. Satterwhite is the portfolio manager of the SPECIAL VALUES FUND and is a portfolio manager of the EQUITY FUND. Mr. Satterwhite is a Chartered Financial Analyst and Senior Vice President and Manager of Personal Trust Portfolio Management in Georgia for the Personal Financial Services Group. Mr. Satterwhite joined Wachovia Bank of North Carolina, N.A. in 1981 and has held positions as a closely-held business analyst and capital management counselor. Mr. Satterwhite has a bachelor's degree from the University of the South and an MBA from Tulane University.



Timothy L. Swanson is a Vice President of Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1991. Mr. Swanson is a portfolio manager of the EMERGING MARKETS FUND. Mr. Swanson is a graduate of Wake Forest University with a bachelor's degree in mathematical economics, and of the University of Rochester with a master's degree in economics. Mr. Swanson is a Chartered Financial Analyst.



Michael J. Tierney is an Executive Vice President of Wachovia Bank of North Carolina, N.A. and Chief Investment Officer with Wachovia Asset Management. He joined Wachovia Bank of North Carolina, N.A. in 1981. Mr. Tierney is a portfolio manager of the EMERGING MARKETS FUND. Mr. Tierney is a graduate of the University of Connecticut, and has more than 25 years of experience managing equity and fixed income investments.



Joseph H. Waterfill is a Senior Vice President of Wachovia Asset Management. Mr. Waterfill is the portfolio manager of the BALANCED FUND, EQUITY FUND, and the QUANTITATIVE EQUITY FUND. He joined Wachovia in 1976 as an employee benefit portfolio manager. He was elected Senior Vice President in 1990. Mr. Waterfill received a bachelor of science degree from the U.S. Naval Academy in 1963 and an MBA from Vanderbilt University in 1973.


DISTRIBUTION OF SHARES

Federated Securities Corp., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS

The distributor may pay financial institutions and other financial service providers such as banks, fiduciaries custodians for public funds, investment advisers, and broker/dealers a fee based upon the average net asset value of shares of their customers for providing administrative services to the Funds. This fee, if paid, will be reimbursed by the Adviser or their affiliates, not the Funds.

ADMINISTRATION OF THE FUNDS

Federated Administrative Services, Pittsburgh, Pennsylvania, also provides the Funds with the administrative personnel and services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:

                 AVERAGE AGGREGATE DAILY NET
   MAXIMUM      ASSETS OF THE BILTMORE FUNDS
ADMINISTRATIVE   AND THE BILTMORE MUNICIPAL
     FEE                   FUNDS.
   .15 of 1%      on the first $250 million
  .125 of 1%      on the next $250 million
   .10 of 1%      on the next $250 million
                 on assets in excess of $750
  .075 of 1%               million



The administrative fee received during any fiscal year shall aggregate at least $75,000 for each portfolio of THE BILTMORE FUNDS and at least $50,000 for each portfolio of THE BILTMORE MUNICIPAL FUNDS. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.


EXPENSES OF THE FUNDS AND CLASS Y SHARES

Holders of Shares pay their allocable portion of Trust and respective Fund expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; the cost of registering the Trust; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Shares pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and Shares of that Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.


The Funds' expenses under the Rule 12b-1 Plans are incurred solely by the Class B Shares. In addition, the Funds' expenses under a shareholder services plan are incurred by the Class A Shares and Class B Shares. The Trustees reserve the right to allocate certain other expenses to Classes of Shares as they deem appropriate


("Class Expenses"). These Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a Class; registration fees paid to the Securities and Exchange Commission and to state securities commissions for Shares of a Class; expenses related to administrative personnel and services as required to support holders of Shares of a Class; legal fees relating solely to a Class; and Trustees fees incurred as a result of issues relating solely to a Class.


BROKERAGE TRANSACTIONS
The Funds may engage in brokerage transactions. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisers look for prompt execution of the order at a favorable price. In working with dealers, the Advisers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisers may give consideration to those firms which have sold or are selling shares of the Funds. The Advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

---------------------------------------------------------
---------------------------------------------------------
                                NET ASSET VALUE

The net asset value of Class Y Shares of a Fund may differ slightly from that of Class A Shares and Class B Shares of the same Fund due to the variability in daily net income resulting from different distribution charges and shareholder services fees. The net asset value for each Fund will fluctuate for all three classes.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

---------------------------------------------------------
---------------------------------------------------------
                             INVESTING IN THE FUNDS

SHARE PURCHASES
Fund Shares are sold on days on which Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased through the Trust Divisions of the Wachovia Banks. All purchase orders must be transmitted to a Fund by 5:00 p.m. (Eastern time) and will be purchased at the public offering price next determined after a Fund receives the purchase request. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. Each Fund and the distributor reserve the right to reject any purchase request.

Trust customers of the Wachovia Banks may purchase Shares of a Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made by check, by wire of federal funds, or by debiting a customer's account with a Wachovia Bank. Purchase orders must normally be received by Wachovia Bank by 3:00 p.m. (Eastern time), in order for Shares to be purchased at that day's price. It is the responsibility of the Wachovia Banks to transmit orders promptly to the Fund.

MINIMUM INVESTMENT REQUIRED
There are no sales charges imposed on Class Y Shares of the Funds. Minimum initial investments on Class Y Shares may be waived from time to time for purchases by Trust Divisions of the Wachovia Banks for their fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds. The minimum initial investment in THE BILTMORE FUNDS is $250, and $500 for THE BILTMORE MUNICIPAL FUNDS. Subsequent investments in THE BILTMORE FUNDS must be in amounts of at least $50, and for THE BILTMORE MUNICIPAL FUNDS, subsequent investments must be in amounts of at least $100.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders in any of the Funds may participate in a Systematic Investment Program. Once a Fund account has been opened, shareholders in THE BILTMORE FUNDS and THE BILTMORE MUNCIPAL FUNDS may add to their investment on a regular basis in a minimum amount of $25. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by a Fund. A shareholder may apply for participation in this program through Wachovia Banks or through the distributor.


CERTIFICATES AND CONFIRMATIONS

As the transfer agent, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to a Fund.
Detailed confirmations of each purchase or redemption are sent to each shareholder of record. Annual statements are sent to report dividends paid during the year for THE BILTMORE FUNDS, and monthly confirmations are sent to report dividends paid during that month for THE BILTMORE MUNICIPAL FUNDS.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts; however, certain institutions may wish to use the Transfer Agent's subaccounting system to minimize their internal recordkeeping requirements. The Transfer Agent may charge a fee based on the level of subaccounting services rendered. Institutions holding Shares of a Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the EQUITY FUND, the QUANTITATIVE EQUITY FUND, the EQUITY INDEX FUND and the BALANCED FUND on the record date. Dividends are declared and paid monthly to all shareholders invested in the FIXED INCOME FUND and the SHORT-TERM FIXED INCOME FUND on the record date. Dividends are declared daily and paid monthly to all shareholders invested in THE BILTMORE MUNICIPAL FUNDS on the record date. Dividends are declared and paid annually to all shareholders of the EMERGING MARKETS FUND and SPECIAL VALUES FUND on the record date. Unless shareholders request cash payments by writing to a Fund, dividends are automatically reinvested in additional Shares of a Fund on the payment dates at the ex-dividend date net asset value without a sales charge.
Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the Custodian. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds.

Capital gains, when realized by a Fund, will be distributed at least once every 12 months.

---------------------------------------------------------
---------------------------------------------------------
                               EXCHANGE PRIVILEGE


Shareholders of the Funds have easy access to the other Funds comprising the Trusts through a telephone exchange program. Class Y Shares of a Fund may be exchanged for Class Y Shares of another Fund at net asset value. The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. Prior to any exchange, a shareholder should review a copy of the current prospectus of the Fund into which an exchange is to be effected. Shareholders contemplating exchanges into THE BILTMORE MUNICIPAL FUNDS should consult their tax advisers, since the tax advantages of each Fund may vary.



Shareholders using this privilege must exchange Shares having a net asset value at least equal to the minimum investment of the Fund into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of Shares to be exchanged. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information or give instructions for exchange between Funds by calling the Fund, Wachovia Investments, Inc., or in the case of customers of the Wachovia Banks, the shareholder's account officer. Shares may be exchanged by telephone only between Fund accounts having identical shareholder registrations.


Upon receipt of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


Exchange By Telephone. Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) for Shares to be exchanged the same day. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.


---------------------------------------------------------
---------------------------------------------------------
                                REDEEMING SHARES

Each Fund redeems Shares at its net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through the Wachovia Banks or directly to a Fund.


By Telephone. A shareholder may redeem Shares of a Fund by contacting their trust officer or calling the Biltmore Service Center (call toll-free 1-800-994-4414) to request the redemption. Redemption requests made through the Wachovia Banks must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The Wachovia Banks are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Funds. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Normally, a check for the proceeds is mailed within three business days, but in no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.


By Mail. A shareholder may redeem Fund Shares by sending a written request to the Wachovia Banks. The written request should include the shareholder's name, the Fund name, the account number or brokerage account numbers, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to a Fund. Shareholders should call the Wachovia Banks or the Biltmore Service Center for assistance in redeeming by mail.


Signatures. Shareholders requesting a redemption to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 a trust company or commercial bank whose deposits are insured by the BIF;

 a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; a savings bank or savings association whose deposits are insured by the SAIF; or

 any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.
The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. A Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders having an account value of at least $10,000 and who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for monthly or quarterly withdrawal payments in a minimum of $100 as directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. A shareholder may apply for participation in this program through his financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, each Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $250 for THE BILTMORE FUNDS and $500 for THE BILTMORE MUNICIPAL FUNDS. This requirement does not apply, however, if the balance falls below the required minimum because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

---------------------------------------------------------
---------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As Massachusetts business trusts, neither Trust is required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust or a Fund's operation and for the election of Trustees under certain circumstances.


As of January 3, 1997, the Wachovia Banks and their various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owners of record of in excess of 25% of the outstanding shares of the Quantitative Equity Fund, Equity Index Fund, Special Values Fund, Fixed Income Fund, and Short-Term Fixed Income Fund, and therefore may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of a Trust's shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

---------------------------------------------------------
---------------------------------------------------------

                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Funds are subject to such banking laws and regulations. The Wachovia Banks believe, based on the advice of their counsel, that they may perform the services for a Fund contemplated by their investment advisory contracts and custodian agreements with the Trusts without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or a Fund. If this happens, the Trustees would consider alternative means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

---------------------------------------------------------
---------------------------------------------------------
                                TAX INFORMATION


The Funds expect to pay no federal income tax because each intends to continue to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses earned and realized by any Fund will not be combined for tax purposes with those of any other Fund.



Unless otherwise exempt, shareholders of THE BILTMORE FUNDS are subject to federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or as additional shares. The Funds will provide shareholders with tax information for reporting purposes. Distributions representing long-term capital gains, if any, will be taxable to a Funds net shareholders as long-term capital gains no matter how long the shareholders have held the shares.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

---------------------------------------------------------
---------------------------------------------------------
                  THE BILTMORE MUNICIPAL FUNDS TAX INFORMATION


FEDERAL INCOME TAX


Shareholders of THE BILTMORE MUNICIPAL FUNDS are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.


The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.


Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.



In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporations's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits". Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.



Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.



Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.



These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.


GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the GEORGIA MUNICIPAL BOND FUND and NORTH CAROLINA MUNICIPAL BOND FUND will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Internal Revenue Code of 1986, as amended, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or
(ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

For purposes of the Georgia intangibles tax, shareholders of the GEORGIA MUNICIPAL BOND FUND may exclude from the share value of the Fund that portion of the total share value which is attributable to the value of United States obligations held in the Fund. To the extent that the Fund is comprised of other types of obligations, shares of the Fund will be taxable at the rate of 10 cents per $1,000 in value of the shares held on January 1 of each year.

SOUTH CAROLINA TAXES
Under current South Carolina law, shareholders of the SOUTH CAROLINA MUNICIPAL BOND FUND who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Internal Revenue Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

OTHER STATE AND LOCAL TAXES

Income from THE BILTMORE MUNICIPAL FUNDS is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

---------------------------------------------------------
---------------------------------------------------------
                            OTHER CLASSES OF SHARES

THE BILTMORE FUNDS and THE BILTMORE MUNICIPAL FUNDS offer three classes of shares: Class Y Shares for institutional investors, and Class A Shares and Class B Shares of the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund for institutional investors, individuals and other customers of the Wachovia Banks.

Class A Shares and Class B Shares are sold at net asset value plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of purchase (the Class A Shares), or (ii) on a contingent deferred basis (the Class B Shares). Class B Shares are distributed pursuant to Rule 12b-1 Plans adopted by the Trusts, whereby the distributor is paid a fee of 0.75 of 1% of Class B Shares' average daily net asset value. In addition, Class A Shares and Class B Shares pay a shareholder services fee of 0.25% of the respective class' average daily net assets.

Class A Shares of a Fund may be purchased at net asset value, without a sales charge, by certain investors described in the Class A Shares' prospectus.

The stated advisory fee is the same for all classes of the Funds. Financial institutions and brokers providing sales and/or administrative services may receive different compensation with respect to one class of shares than with respect to another class of shares of the same Fund.

The amount of dividends payable to Class A Shares and Class B Shares will be less than those payable to Class Y Shares by the difference between Class Expenses and distribution and shareholder services expenses borne by the shares of each respective class.

---------------------------------------------------------
---------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Funds advertise their total return, yield, and if applicable, tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yield of THE BILTMORE MUNICIPAL FUNDS is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Class Y Shares, Class A Shares, and Class B Shares of a Fund. Because Class B Shares are subject to a Rule 12b-1 fee, and Class A Shares and Class B Shares are subject to a shareholder services fee, the yield will be lower than that of Class Y Shares. The sales load applicable to Class A Shares also contributes to a lower total return for Class A Shares. The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and, as applicable, tax-equivalent yield. In addition, Class B Shares are subject to similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return for Class B Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


                                   Addresses

Biltmore Equity Fund                        Federated Investors Tower
Biltmore Quantitative Equity Fund     Pittsburgh, Pennsylvania 15222-3779
Biltmore Equity Index Fund
Biltmore Special Values Fund
Biltmore Emerging Markets Fund
Biltmore Balanced Fund
Biltmore Fixed Income Fund
Biltmore Short-Term Fixed Income Fund
Biltmore Georgia Municipal Bond Fund
Biltmore North Carolina Municipal Bond Fund
Biltmore South Carolina Municipal Bond Fund

Investment Adviser                     Wachovia Asset Management
(The Biltmore Funds)                        100 North Main Street
(North Carolina Municipal Bond Fund)       Winston-Salem, North Carolina 27101
Investment Adviser                     Wachovia Bank of Georgia, N.A.
(Georgia Municipal Bond Fund)            191 Peachtree Street, N.E.
                                        Atlanta, Georgia 30303

Investment Adviser                     Wachovia Bank of South Carolina, N.A.
(South Carolina Municipal Bond Fund)       1426 Main Street
                                        Columbia, South Carolina 29226

Counsel to The Biltmore Funds and     Kirkpatrick & Lockhart LLP
The Biltmore Municipal Funds               1800 Massachusetts Avenue, N.W.
                                        Washington, D.C. 20036-1800

Counsel to the Independent Trustees        Piper & Marbury L.L.P.
                                           1200 Nineteenth Street, N.W.
                                           Washington, D.C. 20036-2430

The Biltmore Service Center                101 Greystone Boulevard
                                           SC-9215
                                           Columbia, South Carolina 29226


                              The Biltmore Funds
                         The Biltmore Municipal Funds

   January 31, 1997                                          G01689-01-IS (1/97)
822-28 (1/97)






                              THE BILTMORE FUNDS
                         THE BILTMORE MUNICIPAL FUNDS

                              CLASS A SHARES
                               ALL PORTFOLIOS
                              CLASS Y SHARES
                               ALL PORTFOLIOS
                              CLASS B SHARES
                           BILTMORE EQUITY FUND
                     BILTMORE QUANTITATIVE EQUITY FUND
                          BILTMORE BALANCED FUND
                        BILTMORE FIXED INCOME FUND

                    STATEMENT OF ADDITIONAL INFORMATION

   THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ WITH THE PROSPECTUSES OF THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS (INDIVIDUALLY REFERRED TO AS THE "TRUST" OR COLLECTIVELY AS THE ``TRUSTS'), DATED JANUARY 31, 1997. THIS STATEMENT IS NOT A PROSPECTUS ITSELF. TO RECEIVE A COPY OF THE PROSPECTUSES, CALL THE BILTMORE SERVICE CENTER TOLL-FREE AT 1-800-994-4414.

   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
                       Statement dated January 31, 1997
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS1

 Portfolio Turnover                           15
 Investment Limitations                       16
THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL
FUNDS MANAGEMENT                              21

 Officers and Trustees                        21
 Fund Ownership                               22
 Trustees Compensation                        23
 Trustee Liability                            23
INVESTMENT ADVISORY SERVICES                  23

 Advisers to the Funds                        23
 Advisory and Sub-Advisory Fees               24
BROKERAGE TRANSACTIONS                        24

OTHER SERVICES                                26

 Administration                               26
 Custodian                                    26
 Transfer Agent                               26
 Legal Services                               27
 Independent Auditors                         27
DISTRIBUTION PLAN (CLASS B SHARES ONLY) AND
 SHAREHOLDER SERVICES PLAN (CLASS A AND CLASS B
 SHARES ONLY)                                 27

PURCHASING FUND SHARES                        28


 Conversion to Federal Funds                  28
 Exchanging Securities for Fund Shares        28
DETERMINING NET ASSET VALUE                   28

DETERMINING MARKET VALUE OF SECURITIES        28

REDEEMING FUND SHARES                         29

 Redemption in Kind                           29
MASSACHUSETTS BUSINESS TRUSTS                 29

TAX STATUS                                    29

 The Funds' Tax Status                        29
 Shareholders' Tax Status                     30
 Capital Gains                                30
TOTAL RETURN                                  31

YIELD                                         32

TAX-EQUIVALENT YIELD                          33

PERFORMANCE COMPARISONS                       36

FINANCIAL STATEMENTS                          39

STANDARD & POOR'S CORPORATION                 39

APPENDIX                                      40



GENERAL INFORMATION

  The Biltmore Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. The Biltmore Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Prior to June 3, 1993, The Biltmore Municipal Funds was known as `The Passageway Funds.''Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees" or the `Board'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. Capitalized terms not otherwise defined in this Statement shall have the same meaning assigned in the prospectus. The following Funds (individually referred to as the `Fund'' or collectively as the `Funds'') are portfolios of the Trusts:
  Shares of Biltmore Equity Fund (``Equity Fund'') are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.
  Shares of Biltmore Quantitative Equity Fund (``Quantitative Equity
Fund') are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.
  Shares of Biltmore Equity Index Fund (``Equity Index Fund'') are currently offered in two classes: Class A Shares and Class Y Shares.
  Shares of Biltmore Special Values Fund (``Special Values Fund'') are currently offered in two classes: Class A Shares and Class Y Shares.
  Shares of Biltmore Emerging Markets Fund (``Emerging Markets Fund'') are currently offered in two classes: Class A Shares and Class Y Shares.
  Shares of Biltmore Balanced Fund (``Balanced Fund'') are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.


  Shares of Biltmore Fixed Income Fund (``Fixed Income Fund'') are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.
  Shares of Biltmore Short-Term Fixed Income Fund (``Short-Term Fixed Income Fund') are currently offered in two classes: Class A Shares and Class Y Shares.
  Shares of Biltmore Georgia Municipal Bond Fund (``Georgia Municipal Bond Fund') are currently offered in two classes: Class A Shares and Class Y Shares
  Shares of Biltmore North Carolina Municipal Bond Fund (``North Carolina Municipal Bond Fund') are currently offered in two classes: Class A Shares and Class Y Shares
  Shares of Biltmore South Carolina Municipal Bond Fund (``South Carolina Municipal Bond Fund') are currently offered in two classes: Class A Shares and Class Y Shares.
   Prior to July 22, 1996, each Fund offered a single class of shares, which is currently designated as Class A Shares.
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS OF THE FUNDS

  The prospectuses discuss the objective of each Fund and the policies that each Fund employs to achieve its objective. The following discussion supplements the description of each Fund's investment policies.
   Each Fund's respective investment objective cannot be changed without the approval of shareholders.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
  These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.
LENDING OF PORTFOLIO SECURITIES
  The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
  The Funds require the custodian to take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' advisers to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
  The Funds may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
  When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
MONEY MARKET INSTRUMENTS
  The Funds may invest in money market instruments such as:
  instruments of domestic and foreign banks and savings and loans if they
-
  have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;
  commercial paper rated, at the time of purchase, A-1 or better by
-
  Standard & Poor's Ratings Group ("S&P") or Prime-1 or better by Moody's


  Investors Service ("Moody's") or, if unrated, are of comparable quality as determined by the Fund's investment adviser.
  time and savings deposits whose accounts are insured by the Bank
-
  Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; or bankers' acceptances.
-
  The Equity Fund, Quantitative Equity Fund, Special Values Fund and the Biltmore Municipal Funds may invest in money market instruments as temporary investments, from time to time, for defensive purposes.
FUTURES AND OPTIONS TRANSACTIONS
  The Funds (except the Biltmore Municipal Funds) may engage in futures and options transactions. As a means of reducing fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts for portfolio securities, or writing call options on futures contracts. A Fund also may write covered call options on portfolio securities to attempt to increase its current income.
  A Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on a nationally-recognized exchange which provides a secondary market for options of the same series.


   FUTURES CONTRACTS
     The Funds (except the Biltmore Municipal Funds) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Funds will not engage in futures transactions for speculative purposes.
     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.
     For example, in the fixed income securities market, prices generally move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates typically means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
   "MARGIN" IN FUTURES TRANSACTIONS
     The Funds (except the Biltmore Municipal Funds)may engage in
     `margin'' in futures transactions. Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian or the broker.. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     The Funds will comply with the following restrictions when purchasing and selling futures contracts. First, a Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of each Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, a Fund will not enter into these contracts for speculative purposes. Third, since a Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, each Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Funds will submit to the CFTC special calls for information, the Funds will not register as a commodities pool operators.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Funds (except the Biltmore Municipal Funds) may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Funds (except the Biltmore Municipal Funds) may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for with it has segregated cash in the amount of any additional consideration. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which a Fund writes and sells must be listed on a recognized options exchange. Writing of call options by a Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.
   PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Equity Fund, Quantitative Equity Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may engage in put options on financial futures contracts. A Fund may purchase listed put options on financial futures contracts. The Fund would use these options solely to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in rates.
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Equity Fund, Quantitative Equity Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may engage in call options on financial futures contracts. In addition to purchasing put options on futures, a Fund may write listed call options on financial futures contracts or over-the-counter call options on future contracts to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option.


     The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.
     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   OVER-THE-COUNTER OPTIONS
     The Equity Fund, Quantitative Equity Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' investment advisers.
     Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


   STOCK INDEX FUTURES AND OPTIONS
     The Equity Fund, Quantitative Equity Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectuses.
     A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration.
     A Fund may only: (1) buy listed put options on stock indices; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. Because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of a Fund's investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
   RISKS
     When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Funds' adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.
     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Funds' adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on a Fund's ability to effectively hedge its portfolio.
RESTRICTED AND ILLIQUID SECURITIES
  The Funds may invest in restricted and illiquid securities. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A (the "Rule") under the Securities Act of 1933. The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the


Trusts' Board. The Board considers the following criteria in determining the liquidity of certain restricted securities:
  the frequency of trades and quotes for the security;
-
  the number of dealers willing to purchase or sell the security and the
-
  number of other potential buyers;
  dealer undertakings to make a market in the security; and
-
  the nature of the security and the nature of the marketplace trades.
-
CONVERTIBLE SECURITIES
  The Funds (except the Biltmore Municipal Funds) may invest in convertible securities. Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality.


  A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determination of the issuer's profits, and the issuer's management capability and practices.
ZERO COUPON CONVERTIBLE SECURITIES
  The Funds (except the Biltmore Municipal Funds) may invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.


OBLIGATIONS OF FOREIGN ISSUERS
  The Equity Fund, Quantitative Equity Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund may invest in obligations of foreign issuers. Obligations of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and InterAmerican Development Bank.
  Obligations of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs. In addition, investments in foreign issuers may include additional risks associated with less market liquidity and political instability. The possible imposition of withholding taxes on interest income might adversely affect the payment of principal and interest on obligations of foreign issuers. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's assets and income may be affected by changes in exchange rates and regulations.
WARRANTS
  The Funds (except the Biltmore Municipal Funds) may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
CORPORATE DEBT SECURITIES
  The Equity Fund, Quantitative Equity Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may invest in corporate debt securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
  Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, limitations as are described in each issuer's prospectus.


MORTGAGE-BACKED SECURITIES
  The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may invest in mortgage-backed securities. The mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage-backed securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches in order to reduce the risk of prepayments for the other tranches.
  Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage-backed securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.


PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
  The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund may invest in privately issued mortgage-related securities. Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.
RESETS OF INTEREST RATES
  The interest rates paid on adjustable rate mortgages (``ARMs''), collateralized mortgage obligations (`CMOs''), and real estate mortgage investment conduits (`REMICs'') in which the Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.
  To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event a Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.
CAPS AND FLOORS
  The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and
(2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
  The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.
DEMAND MASTER NOTES
  The Funds (except the Biltmore Municipal Funds) may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.
VARIABLE RATE DEMAND NOTES
  The Funds (except the Biltmore Municipal Funds) may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.


DEMAND FEATURES
The Funds (except the Biltmore Municipal Funds) may acquire securities that are subject to puts and standby commitments ("demand features") which require the issuer of the demand feature to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement. U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in U.S. government obligations. The types of U.S. government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
   the full faith and credit of the U.S. Treasury;
-
   the issuer's right to borrow from the U.S. Treasury;
-
   the discretionary authority of the U.S. government to purchase certain
-
   obligations of agencies or instrumentalities; or
   the credit of the agency or instrumentality issuing the obligations.
-


Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
   Farm Credit System, including the National Bank for Cooperatives and
-
   Banks for Cooperatives;
   Federal Home Loan Banks;
-
   Federal Home Loan Mortgage Corporation;
-
   Federal National Mortgage  Association;
-
   Government National Mortgage  Association; and
-
   Student Loan Marketing Association.
-
  The Equity Fund, Quantitative Equity Fund, and Special Values Fund and The Biltmore Municipal Funds may invest in U.S. government obligations as temporary investments, from time to time, for defensive purposes.
VARIABLE RATE U.S. GOVERNMENT SECURITIES
The Funds may invest in variable rate U.S. government securities. In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S.
government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
The Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
HIGH YIELD SECURITIES
  The Special Values Fund and Emerging Markets Fund may invest in high yield securities. Generally, the lowest-rated securities in which the Fund may investare rated B by S&P or Moody's or are not rated but are determined by the Fund's investment adviser to be of comparable quality. Securities rated B are judged to have speculative elements and are high yield, high risk bonds (i.e., junk bonds), typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds and speculative grade securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds and speculative grade securities may be more difficult to dispose of or to value than high-rated, lower-yielding bonds. In circumstances where, in the judgment of the Fund's investment adviser, the investment opportunities may benefit the Fund, the Fund may invest in securities which are rated D by S&P. Debt that is rated D is in default, and payment of interest and/or repayment of principal on such debt is in arrears. The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments.
DURATION
  Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market date; and the level of market yield of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupon or shorter maturities. Duration combines these variables into a single measure.


  Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.
INVESTMENT PHILOSOPHY OF THE EMERGING MARKETS FUND

As described in the Fund's prospectus under "Investment Policies" and "Investment Process," the Fund's investment adviser manages the Fund's portfolio to attempt to capture the return opportunities presented by securities of issuers and companies located in emerging markets. In light of recent political events (for example, the fall of Communism in Europe, the opening of China to Western investment, the move toward free-market capitalism in many developing countries, etc.), conditions for investing in many emerging market economies have become attractive. A number of emerging market capitalist economies present striking market growth opportunities (stemming from the increasing number of working-class and middle-class citizens in those nations who are now demanding improved housing, infrastructure such as roads and utilities and a greater array of consumer goods). In view of the fact that approximately 75% of the world's population resides in emerging market countries, and many of these countries are still in the early or initial stages of growth and development, it is conceivable that many of these emerging market countries will exhibit economic and earnings growth that exceeds similar measurements in what have been traditionally characterized as the developed nations of Europe, Japan, and the United States. While past performance is not a guarantee of future results, this trend has been seen in recent years, as the stock markets of a number of emerging market economies have outperformed the stock markets of more developed countries. Investors should recognize that investments in emerging market countries present a number of risks, which are discussed in the Fund's prospectus. Currently, the Fund may invest in the securities of issuers located in the following countries: Argentina, Brazil, Chile, China, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Luxenbourg, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Portugal, Slovak Republic, South Korea, Taiwan, Thailand, Turkey, and Venezuela.

SOVEREIGN DEBT OBLIGATIONS
  Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Debt obligations of supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and Inter-American Development Bank.


FOREIGN CURRENCY TRANSACTIONS
CURRENCY RISKS
  The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, a Fund may not convert its holdings to U.S. dollars daily. A Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.
  Foreign currency exchange transactions are conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
  The Emerging Markets Fund may enter into forward foreign currency exchange contracts in order to protect against possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund's investment adviser believes that it is important to have the flexibility to enter into forward currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
  The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer that one year.
FOREIGN CURRENCY OPTIONS
  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
  When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
  A call option on a foreign security generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency to put a hedge against a decline in the value of the currency, the Emerging Markets Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
  Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Emerging Markets Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
  The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd market lot (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
FOREIGN CURRENCY FUTURES TRANSACTIONS
   By using foreign currency futures contracts and options on such contracts, the Emerging Markets Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
 SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.
  Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Emerging Markets Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
MUNICIPAL SECURITIES
  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund invest in municipal securities. If a security loses its rating or has its rating reduced after a Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their rating systems, the Funds will try to use comparable ratings as standards in accordance with the investment policies described in the prospectus.


   PARTICIPATION INTERESTS
     The financial institutions from which the Funds purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
   VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
     Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on a Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
   MUNICIPAL LEASES
     The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income. In determining the liquidity of municipal lease securities, a Fund's adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     owhether the lease can be terminated by the lessee;
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non- appropriation"); and
     oany credit enhancement or legal recourse provided upon an event of non- appropriation or other termination of the lease.
MUNICIPAL BOND INSURANCE

The Funds may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in a Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are due and owing at the time of sale.
  The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.
  The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. A Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-


payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.
  MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Funds reserve the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.
  Additionally, the Funds reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

  Under the Policies, municipal bond insurers unconditionally guarantee to the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by a Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of a Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax- exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the issuer of such when-issued municipal securities. In determining to insure municipal securities held by a Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of each Fund.
  If a Policy terminates as to municipal securities sold by a Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Funds generally intend to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB" by S&P or "Baa" by Moody's) that are not in default. To the extent that a Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the municipal securities that it holds.
  Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated "Aaa" by Moody's or "AAA" by S&P:
   MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of January 3, 1997, S&P has rated the claims-paying ability of MBIA "AAA."
   AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. As of January 3, 1997, S&P has rated the claims-paying ability of AMBAC "AAA."
   FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly- owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty is subject to regulation by the New York State Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is 1-800-352-0001. As of January 3, 1997, S&P has rated the claims-paying ability of Financial Guaranty "AAA."
CONCENTRATION OF INVESTMENTS
  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund generally will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be related to the industry in which such nongovernmental users engage, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Funds may invest more than 25% of their assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if a Fund's investment adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.
PORTFOLIO TURNOVER
  The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. Securities in each portfolio will be sold whenever A Fund's investment adviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. Nevertheless, transactions for a Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when an investment adviser deems it appropriate to make changes in a Fund's portfolio.



During the fiscal years ended November 30, 1996 and 1995, the Equity Fund's portfolio turnover rates were 64% and 65%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Quantitative Equity Fund's portfolio turnover rates were 44% and 63%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Equity Index Fund's portfolio turnover rates were 14% and 60%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Special Values Fund's portfolio turnover rates were 38% and 57%, respectively.
  During the fiscal years ended November 30, 1996 and for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the Emerging Markets Fund's portfolio turnover rates were 30% and 17%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Balanced Fund's portfolio turnover rates were 99% and 102%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Fixed Income Fund's portfolio turnover rates were 181% and155%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the Short-Term Fixed Income Fund's portfolio turnover rates were 145% and 147%, respectively.
  During the fiscal years ended November 30, 1996 and for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the Georgia Municipal Bond Fund's portfolio turnover rates were 14% and 14%, respectively.
  During the fiscal years ended November 30, 1996 and for the period from December 26, 1994 (date of initial public investment) to November 30, 1995,


the North Carolina Municipal Bond's portfolio turnover rates were 7% and 19%, respectively.
  During the fiscal years ended November 30, 1996 and 1995, the South Carolina Municipal Bond Fund's portfolio turnover rates were 20% and 15%, respectively.

INVESTMENT LIMITATIONS
   SELLING SHORT AND BUYING ON MARGIN
     The Equity Fund, Quanitative Equity Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.
     The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
     The Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


     The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Equity Fund and Special Values Fund will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
     The Quantitative Equity Fund and Emerging Markets Fund will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Equity Index Fund, Balanced Fund, Fixed Income Fund and Short-Term Fixed Income Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that a Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not issue senior securities, except that a Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
   PLEDGING ASSETS
     The Equity Fund, Quanitative Equity Fund, and Special Values Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothicatemassets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
     The Equity Index Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
     The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the


     Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.
     The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
   INVESTING IN REAL ESTATE
     The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
     The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Equity Fund, Quantitative Equity Fund, Equity Index Fund, Special Values Fund, and Emerging Markets Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, a Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options. TheFixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that a Fund may engage in transactions involving futures contracts and related options.
     The Balanced Fund and Short-Term Fixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that a Fund may purchase and sell futures contracts and related options.
     The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
   UNDERWRITING
     The Equity Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
     The Quanitative Equity Fund, Equity Index Fund, Emerging Markets Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
   CONCENTRATION OF INVESTMENTS
     The Funds (except Emerging Markets Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond
     Fund) will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
     The Emerging Markets Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
     The Georgia Municipal Bond Fund,and North Carolina Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreement collateralized by such U.S. government securities. Concentrating investments in one industry may subject a Fund to more risk than if it did not concentrate.
     South Carolina Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects . The Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
   LENDING CASH OR SECURITIES
     The Equity Fund and Special Values Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets.
     The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities.
     This shall not prevent the above Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.


     The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies and limitations. The Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
     The Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not lend any assets except portfolio securities. The Funds may, however, accquire publically or non-publically issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with a Fund's investment objective, policies, limitations and Declaration of Trust.
     South Carolina Municipal Bond Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.


  INVESTING IN RESTRICTED SECURITIES
     South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale, under the Securities Act of 1933.
  DEALING IN PUTS AND CALLS
     South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis.


     However, the Equity Index Fund may invest in Standard & Poor's Depository Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions. The Funds have a present intention of investing no more than 5% of their total assets in investment companies during the current fiscal year.

   INVESTING IN RESTRICTED SECURITIES.
     The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.
   INVESTING IN ILLIQUID SECURITIES
     The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.
   INVESTING IN NEW ISSUES
     The Funds (except Georgia Minicipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund) will not invest more than 5% of the value of their total assets in portfolio instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
     The Georgia Minicipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not invest more than 5% of the value of their total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
   INVESTING IN PUT OPTIONS
     The Funds (except Georgia Minicipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund ) will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions.
     The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
   WRITING COVERED CALL OPTIONS
     The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
   INVESTING IN WARRANTS
     The Funds will not invest more than 5% of net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.


   PURCHASING SECURITIES TO EXERCISE CONTROL
     The Funds will not purchase securities of a company for purposes of exercising control or management.
   ARBITRAGE TRANSACTIONS
     The Funds will not enter into transactions for the purpose of engaging in arbitrage.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be `cash items.''
The Funds do not intend to borrow money in excess of 5% of the value of their total assets during the current fiscal year

THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
  Officers and Trustees of the Trusts are listed with their principal occupations, birthdates, and present positions.. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., Wachovia Bank of South Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley*
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins*
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until
1988).


J. Berkley Ingram, Jr.*


114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.


D. Dean Kaylor*
2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).









Charles S. Way, Jr.*
200 Meeting Street
Suite 401


Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
March 23, 1960

Vice President and Assistant Treasurer
Vice President, Federated Services Company.




Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


* All Trustees are independent of the Trusts.
FUND OWNERSHIP
  Officers and Trustees own less than 1% of the Fund's outstanding shares.

TRUSTEES COMPENSATION

NAME AND                                TOTAL COMPENSATION  PAID
POSITION WITH THE                       TO THE TRUSTEES  FROM THE TRUSTS
TRUST                                   AND FUND COMPLEX*+ #


James A. Hanley,                        $24,600
Trustee

Samuel E. Hudgins,                      $24,600
Trustee


J. Berkley Ingram, Jr.,                      $22,500


Trustee

D. Dean Kaylor,                         $22,500
Trustee


Charles S. Way, Jr.,                    $22,500
Trustee


  *Information is furnished for the fiscal year ended November 30, 1996. +The total compensation is paid by The Biltmore Funds, which is comprised of twelve portfolios and The Biltmore Municipal Funds, which is comprised of three portfolios.
  # The Fund Complex is comprised of 15 portfolios.

TRUSTEE LIABILITY
  The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

ADVISERS TO THE FUNDS
  Investment decisions for The Biltmore Funds are made by Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., and investment decisions for Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund are made by Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., and


Wachovia Bank of South Carolina, N.A., respectively, (each the "Adviser" and, together, the "Advisers").
  Twin Capital Management, Inc. (``Twin Capital'') serves as the sub-adviser to the Quantitative Equity Fund under the terms of an investment sub-advisory agreement between Wachovia Asset Management and Twin Capital. Twin Capital, incorporated as a Pennsylvania corporation in 1989, is a registered investment adviser under the Investment Advisers Act of 1940.
  The Advisers shall not be liable to the Trust, a Fund or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon them by their contracts with the Trusts.
  Because of the internal controls maintained by the Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Wachovia Banks' or their affiliates' lending relationships with an issuer.
ADVISORY AND SUB-ADVISORY FEES

  For its advisory services, the investment advisers receive an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived. Twin Capital receives an annual sub-advisory fee, payable solely by Wachovia Asset Management, as described in the prospectuses.
                  Year Ended        Amount    Year Ended         Amount
                  Year Ended        Amount


  Fund Name       Nov. 30, 1996     Waived-1996        Nov. 30, 1995
                  Waived-1995       Nov. 30, 1994      Waived-1994

  Equity Fund               $1,003,098        $107,888 $754,597  $76,995
            $511,439        $73,062
  Quantitative Equity
  Fund            $984,868  $100,131 $728,298 $89,503  $439,878* $62,841
  Equity Index Fund         $616,302 $88,233  $545,415 $97,171   $503,953
            $83,992
  Special Values Fund       $324,764 $76,655  $160,840 $59,075   $117,003
            $58,501
  Emerging Markets Fund     $1,006,829        $1,057   $371,458**
            $60,903
  Balanced Fund             $1,588,214        $352,189 $1,394,516
            $316,346        $1,291,534        $274,994
  Fixed Income Fund         $1,047,666        $177,507 $957,389  $159,425
            $862,327        $143,721
  Short-Term Fixed
  Income Fund               $649,181 $211,508 $768,294 $220,989  $816,857
            $222,781
  Georgia Municipal
  Bond Fund       $84,212   $78,762  $49,436**$40,609
  North Carolina Municipal
  Bond Fund       $210,288  $176,041 $77,710**$63,053
  South Carolina Municipal
  Bond Fund       $743,153  $500,413 $639,686 $469,407 $624,986  $488,215
  * Represents the period from March 28, 1994 (date of initial public investment) to November 30, 1994.


  **Represents the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

BROKERAGE TRANSACTIONS


     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment advisers look for prompt execution of the order at a favorable price. In working with dealers, the investment advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment advisers make decisions on portfolio transactions and select brokers and dealers subject to guidelines established by the Trustees. The investment advisers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or to the investment advisers and may include: advice as to the advisability of investing in securities; security analysis and economic reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the investment advisers or their affiliates in advising a Fund and other accounts. To the extent that receipt of these services may supplant services for which the investment advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The investment advisers and their affiliates exercise reasonable business judgment in selecting brokers who offfer brokerage and research transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1996, 1995, and1994, the Equity Fund paid $252,493, $176,610, and $142,056, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1996, 1995, and for the period from March28, 1994 (date of initial public investment) to November 30, 1994, the Quantitative Equity Fund paid $165,434, $98,771, and $163,527, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1996, 1995, and 1994, the Equity Index Fund paid $15,333, $28,337, and $32,790, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1996, 1995, and 1994, the Special Values Fund paid $155,248, $57,052, and $56,762, respectively, in commissions on brokerage transactions. For the fiscal year ended November 30, 1996 and for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the Emerging Markets Fund paid $538,172, and $437,055, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1996, 1995, and 1994, the Balanced Fund paid $269,729, $140,316, and $262,992, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1996, 1995, and1994, the Fixed Income Fund, Short-Term Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund paid no commissions on brokerage transactions.
     As of November 30, 1996, the Equity Index Fund owned $6,082,960, $891,855, $403,002, $485,914, and $169,588 of securities issued by
     General Electric Co., American Express, Dean Witter Discover & Co., Merrill Lynch & Co.,Inc., and Salomon, Inc., respectively, several of its regular broker/dealers, which derive more than 15% of its gross revenues from securities-related activities.
     As of November 30, 1996, the Balanced Fund owned $2,910,544 of securities issued by General Electric Co., one of its regular broker/dealers, which derives more than 15% , of its gross revenues from securities-related activities.
     As of November 30, 1996, the Fixed Income Fund owned $5,084,348 of securities issued by Merrill Lynch, Pierce, Fenner & Smith, one of its regular broker/dealers, which derive more than 15% of its gross revenues from securities-related activities.
     As of November 30, 1996, the Short-Term Fixed Income Fund owned $2,480,050 of securities issued by Merrill Lynch & Co., one of its regular broker/dealers, which derives more than 15% of its gross revenues from securities-related activities.

  Although investment decisions for the Funds are made independently from those of the other accounts managed by the investment advisers, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the investment advisers are prepared to invest in, or desire to dispose of, the same security, available to investments or opportunities for sales will be allocated in a manner believed by an investment adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of a Fund.




OTHER SERVICES

ADMINISTRATION

  Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectuses. The following shows all fees earned by FAS and the amounts of those fees that were voluntarily waived:
                  Year Ended        Amount    Year Ended         Amount
                  Year Ended        Amount
  Fund Name       Nov. 30, 1996     Waived-1996        Nov. 30, 1995
                  Waived-1995       Nov. 30, 1994      Waived-1994
  Equity Fund               $124,288 $0       $96,714  $0        $75,000
            $2,936
  Quantitative Equity
  Fund            $121,949  $0       $93,391  $0       $59,254 * $0
  Equity Index Fund         $178,161 $0       $163,299 $0        $166,703
            $0
  Special Values Fund       $35,122  $0       $75,000  $56,955   $75,000
            $60,820
  Emerging Markets Fund     $87,231  $0       $ 75,000**         $41,860

  Balanced Fund             $196,750 $0       $178,968 $46,191   $183,610
            $44,122
  Fixed Income Fund         $151,450 $0       $143,274 $0        $142,981
            $0
  Short-Term Fixed


  Income Fund               $102,429 $0       $125,580 $0        $148,458
            $0
  Georgia Municipal
  Bond Fund       $9,732    $0       $50,000 **        $44,142
  North Carolina Municipal
  Bond Fund       $24,266   $0       $50,000 **        $40,270
  South Carolina Municipal
  Bond Fund       $86,019   $0       $76,587  $0       $101,152  $3,488
  * Represents the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
  **Represents the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
  In addition, for the fiscal years ended November 30, 1996, 1995, and 1994, FAS reimbursed the Equity Fund $0, $0, and $40,467, respectively, in other Fund operating expenses; for the fiscal years ended November 30, 1996, 1995, and 1994, FAS reimbursed the Equity Index Fund $0, $0, and $50,455, respectively, in other Fund operating expenses; for the fiscal years ended November 30, 1996, 1995, and 1994, FAS reimbursed the Balanced Fund $0, $0, and $46,191, respectively, in other Fund operating expenses; for the fiscal years ended November 30, 1996, 1995, and 1994, FAS reimbursed the Fixed Income Fund $0, $0, and $48,849, respectively, in other Fund operating expenses; for the fiscal years ended November 30, 1996, 1995, and 1994, FAS reimbursed the Short-Term Fixed Income Fund $0, $0, and $39,787, respectively, in other Fund operating expenses.

CUSTODIAN
  Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina, is custodian (the "Custodian") for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.
TRANSFER AGENT
  Federated Services Company, Pittsburgh, Pennsylvania a subsidiary of Federated Investors, is transfer agent (the "Transfer Agent") for the shares of the Funds, and dividend disbursing agent for the Funds. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.
LEGAL SERVICES
  Legal services for the Funds are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C., serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
  The independent auditors are Ernst & Young LLP, Pittsburgh,
Pennsylvania.
DISTRIBUTION PLAN (CLASS B SHARES ONLY) AND SHAREHOLDER SERVICES PLAN (CLASS A SHARES AND CLASS B SHARES ONLY)

  These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services Company, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
  By adopting Distribution Plans, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist a Fund in pursuing its investment objective. By identifying potential investors whose needs are served by a Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
  Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended November 30, 1996, payments in the amount of $979 were made pursuant to the Plan on behalf of Equity Fund. In addition, for the fiscal year the Equity Fund Class A Shares paid shareholder service fees in the amount of $112,041, all of which was waived, and Class B Shares paid $326.
  For the fiscal year ended November 30, 1996, payments in the amount of $1,652 were made pursuant to the Plan on behalf of Quantitative Equity Fund. In addition, for the fiscal year the Quanitative Equity Fund Class A


Shares paid shareholder service fees in the amount of $101,106, all of which was waived, and Class B Shares paid $551.
  For the fiscal year ended November 30, 1996, the Equity Index Fund Class A Shares paid shareholder service fees in the amount of $146,700, all of which was waived.
  For the fiscal year ended November 30, 1996, the Special Values Fund Class A Shares paid shareholder service fees in the amount of $36,749, all of which was waived.
  For the fiscal year ended November 30, 1996, the Emerging Markets Fund Class A Shares paid shareholder service fees in the amount of $82,304, all of which was waived.
  For the fiscal year ended November 30, 1996, payments in the amount of $1,822 were made pursuant to the Plan on behalf of Balanced Fund. In addition, for the fiscal year the Balanced Fund Class A Shares paid shareholder service fees in the amount of $163,749, all of which was waived, and Class B Shares paid $607.
  For the fiscal year ended November 30, 1996, payments in the amount of $195 were made pursuant to the Plan on behalf of Fixed Income Fund. In addition, for the fiscal year the Fixed Income Fund Class A Shares paid shareholder service fees in the amount of $132,440, all of which was waived, and Class B Shares paid $65.
  For the fiscal year ended November 30, 1996, the Short-Term Fixed Income Fund Class A Shares paid shareholder service fees in the amount of $85,662, all of which was waived.
  For the fiscal year ended November 30, 1996, Georgia Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $9,722 all of which was waived.


  For the fiscal year ended November 30, 1996, North Carolina Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $24,077, all of which was waived.
  For the fiscal year ended November 30, 1996, South Carolina Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $86,827, all of which was waived.

PURCHASING FUND SHARES

  Shares of a Fund are sold at net asset value plus an applicable sales charge on days on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business.
CONVERSION TO FEDERAL FUNDS
  It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. The Wachovia Banks act as the shareholders' agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES
  A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the investment adviser that the securities to be exchanged are acceptable.
  Any securities exchanged must meet the investment objective and policies of a Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in any initial investment, plus any cash, must be at least equal to the minimum investment in the Fund.


  Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
  Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
  If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor. DETERMINING NET ASSET VALUE

  Net asset value generally changes each day. The days on which net asset value is calculated by a Fund are described in the prospectuses.

  Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as a Fund is informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES

  The market values of a Fund's portfolio securities are determined as follows:

     ofor equity securities, according to the last sale price on a national securities exchange, if available;


     oin the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices; ofor unlisted equity securities, the latest bid prices;
     ofor bonds and other fixed income securities, as determined by an independent pricing service;
     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or ofor all other securities, at fair value as determined in good faith by the Trustees.
  Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
  The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary.
REDEEMING FUND SHARES

  A Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectuses under "Redeeming Shares."
REDEMPTION IN KIND
  Although eah Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.


  Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
  The Trusts have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates a Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
MASSACHUSETTS BUSINESS TRUSTS

  Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trusts. To protect shareholders, the Trusts have filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trusts. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trusts or the Trustees enter into or sign on behalf of a Fund.
  In the unlikely event a shareholder is held personally liable for a Trust's obligations on behalf of a Fund, the Trust is required by its Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, a Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the


Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUNDS' TAX STATUS
  Each Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
  Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, a Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
SHAREHOLDERS' TAX STATUS
  Shareholders of the Equity Fund, Quantitative Equity Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, and Short-Term Fixed Income Fund are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.
  No portion of any income dividend income paid by the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund is eligible for the dividends received deductions available to corporations.
CAPITAL GAINS
  Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.
  Capital gains or losses may be realized by the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
  Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.




TOTAL RETURN

  The average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.
Cumulative total return reflects a Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Funds' cumulative total returns are representative of investment activity since a Fund's effective date.

FUND NAME     CLASS A       CLASS A      CLASS A       CLASS B    CLASS Y SHARES
              SHARES        SHARES       SHARES        SHARES     CUMULATIVE
              AVERAGE       AVERAGE      AVERAGE       CUMULATIVE TOTAL RETURN
              ANNUAL        ANNUAL       ANNUAL        TOTAL     SINCE INCEPTION
              TOTAL         TOTAL RETURN TOTAL RETURN  RETURN
              RETURN        5-YEAR       SINCE         SINCE
              1-YEAR        PERIOD*      INCEPTION**   INCEPTION
              PERIOD*

Equity Fund   19.90%                     15.08%+       14.25%++    19.57%++


Quantitative  18.15%                     19.04%#       14.92%++    20.19%++
Equity Fund

Equity Index  21.48%                     17.17%+                   20.14++
Fund

Special       33.53%                     15.90%+                   15.05%++
Values Fund

Emerging      7.39%                      5.92##                    (2.10%)++
Markets Fund
Balanced Fund 13.23%                     11.93%+       9.47%++     14.69%++
Fixed Income  0.72%                      4.36%+        0.77%++     6.12%++
Fund
Short-Term    2.70%                      4.00%+                    3.00%++
Fixed Income
Fund
Georgia       0.21%                      7.09%##                   4.31%++
Municipal
Bond Fund
North         0.42%                      7.43%##                   4.55%++
Carolina
Municipal
Bond Fund
South         0.80%         6.63%        6.85%###                  4.86%++
Carolina
Municipal
Bond Fund




* For the fiscal year ended November 30, 1996.
** Start of performance
+ May 7, 1993 through November 30, 1996
++ July 23, 1996 through November 30, 1996
# March 25, 1994 through November 30, 1996
## December 23, 1994 through November 30, 1996
### January 11, 1991 through November 30, 1996

YIELD

  The yield for a Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by a Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.



  The Funds' yield for the thirty-day period ended November 30, 1996, is as follows:
FUND NAME          CLASS A SHARES    CLASS B SHARES     CLASS Y SHARES

Equity Fund        0.77%             (0.15%)            0.81%
Quantitative       1.11%             0.21%              1.17%
Equity Fund
Equity Index Fund  1.50%             1.57%              1.57%
Special Values     0.40%                                0.40%
Fund
Emerging Markets   0.00%                                0.00%
Fund
Balanced Fund      2.52%             1.68%              2.65%
Fixed Income Fund  5.21%             4.46%              5.47%
Short-Term Fixed   5.11%                                5.24%
Income Fund
Georgia Municipal  3.96%                                4.16%
Bind Fund
North Carolina     3.88%                                4.09%
Municipal Bond
Fund
South Carolina     4.40%                                4.63%
Municipal Bond
Fund






TAX-EQUIVALENT YIELD

  The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that a Fund would have had to earn to equal its actual yield, assuming that income is 100% tax-exempt.
  The Funds may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in a Fund's portfolio generally remain free from federal regular income tax*, and is often free from state and local taxes as well. As the tables below indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

Georgia Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 5.74%, assuming a 31% tax bracket.
  Georgia Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 6.03%, assuming a 31% tax bracket.



                       TAXABLE YIELD EQUIVALENT FOR 1996
                                   STATE OF GEORGIA

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%


    COMBINED
    FEDERAL
    AND STATE:21.00%  34.00%     37.00%      42.00%     45.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750
    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent

     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.53%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.16%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.80%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.43%    5.30%     5.56%      6.03%       6.43%
     4.00%     5.06%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.70%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.33%    7.58%     7.94%      8.62%       9.19%
     5.50%     6.96%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.59%    9.09%     9.52%     10.34%      11.03%
     6.50%     8.23%    9.85%    10.32%     11.21%      11.95%
     7.00%     8.86%   10.61%    11.11%     12.07%      12.87%

North Carolina Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 5.62%, assuming a 31% tax bracket.
  North Carolina Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 5.93%, assuming a 31% tax bracket.



                       TAXABLE YIELD EQUIVALENT FOR 1996
                               STATE OF NORTH CAROLINA

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED
    FEDERAL
    AND STATE 22.00%  35.00%     38.75%      43.75%     47.35%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     3.50%     4.49%    5.38%     5.71%      6.22%       6.65%


     4.00%     5.13%    6.15%     6.53%      7.11%       7.60%
     4.50%     5.77%    6.92%     7.35%      8.00%       8.55%
     5.00%     6.41%    7.69%     8.16%      8.89%       9.50%
     5.50%     7.05%    8.46%     9.98%      9.78%      10.45%
     6.00%     7.69%    9.23%     9.80%     10.67%      11.40%
     6.50%     8.33%   10.00%    10.61%     11.56%      12.35%
     7.00%     8.97%   10.77%    11.43%     12.44%      13.30%
     7.50%     9.62%   11.54%    12.24%     13.33%      14.25%
     8.00%    10.26%   12.31%    13.06%     14.22%      15.19%



  South Carolina Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 6.38%, assuming a 31% tax bracket.
  South Carolina Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1996 was 6.71%, assuming a 31% tax bracket.



                       TAXABLE YIELD EQUIVALENT FOR 1996
                            STATE OF SOUTH CAROLINA


    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED
    FEDERAL


    AND STATE 22.00%  35.00%     38.00%      43.00%     46.60%



    JOINT        $1- $40,401-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     2.50%     3.21%    3.85%     4.03%      4.39%       4.68%
     3.00%     3.85%    4.62%     4.84%      5.26%       5.62%
     3.50%     4.49%    5.38%     5.65%      6.14%       6.55%
     4.00%     5.13%    6.15%     6.45%      7.02%       7.49%
     4.50%     5.77%    6.92%     7.26%      7.89%       8.43%
     5.00%     6.41%    7.69%     8.06%      8.77%       9.36%
     5.50%     7.05%    8.46%     8.87%      9.65%      10.30%
     6.00%     7.69%    9.23%     9.68%     10.53%      11.24%
     6.50%     8.33%   10.00%    10.48%     11.40%      12.17%
     7.00%     8.97%   10.77%    11.29%     12.28%      13.11%

  Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


  The charts above are for illustrative purposes only. They are not indicators of past or future performance of the Funds.
  * Some portion of a Fund's income may be subject to the federal alternative minimum tax and state and local taxes.


PERFORMANCE COMPARISONS

     A Fund's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in the Fund's expenses;
     othe relative amount of Fund cash flow; and ovarious other factors.
  A Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price (i.e., net asset value plus any sales charge) per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
  Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return.


      Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.
     oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE
      "S&P INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.
     oRUSSELL 2000 INDEX is a broadly diversfied index consisting of approximately 2,000 small capitalization common stocks that can be ised to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oEUROPE, AUSTRALIA, AND FAR EAST ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
     oINTERNATIONAL FINANCE CORPORATION ("IFC") EMERGING MARKET INDICES are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America, and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975.
     oMORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS
      INDICES are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America, and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regards to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their assessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets;


      the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes).
     oMERRILL LYNCH COMPOSITE 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.
     oMERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.
     oSALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.
     oMERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately
      24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.
     oMERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.


     oLEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.
     oLEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association; and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.
     oMERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period.


      Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
     oMERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).
     oS&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the S&P 500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.
     oSALOMON BROTHERS AAA-AA CORPORATE index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
     oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman


      Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
     oSEI BALANCED UNIVERSE is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
     oMERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites pf ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of ine year are included.
     OLEHMAN BROTHERS STATE GENERAL OBLIGATIONS INDEX is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.
     oLEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an
      index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the
      index inception,    December 31, 1979.
     oLEHMAN BROTHERS THREE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
  Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
  Advertisements may quote performance information which does not reflect the effect of the sales load.




FINANCIAL STATEMENTS

  The financial statements for the fiscal period ended November 30, 1996, are incorporated herein by reference from the Funds' Annual Reports dated November 30, 1996 (File Nos. 33-44590 and 811-6504). A copy of an Annual Report may be obtained without charge by contacting The Biltmore Service Center at the address located on the back cover of the prospectus or by calling The Biltmore Service Center at 1-800-994-4414.
STANDARD & POOR'S CORPORATION

  Standard & Poor's Corporation ("S&P") makes no representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the S&P 500 Index (as defined in the prospectuses) to track general stock market performance. S&P's only relationship to Federated Securities Corp., the Funds' distributor (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or a Fund. S&P has no obligation to take the needs of the Licensee or the owners of a Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of a Fund.


  S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Licensee, owners of a Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
  AAA--Debt rated ``AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
  AA--Debt rated ``AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
  A--Debt rated ``A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
  BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
  BB, B, CCC, CC -- Debt rated ``BB'', `B'', ``CCC'', and `CC'' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB'' indicates the lowest degree of speculation and ``CC'' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.
  C -- The rating ``C'' is reserved for income bonds on which no interest is being paid.
  D -- Debt rated ``D'' is in default, and payment of interest and/or repayment of principal is in arrears.
  NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
  S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING
  AAA--Bonds which are rated ``AAA'' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


  AA--Bonds which are rated ``AA'' are judged to be of high quality by all standards. Together with the `AAA'' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in `AAA `securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in `AAA' securities.
  A--Bonds which are rated ``A'' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
  BAA--Bonds which are rated ``BAA'' are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
  BA--Bonds which are ``BA'' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
  B--Bonds which are rated ``B'' generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


  CAA -- Bonds which are rated ``CAA'' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
  CA--Bonds which are rated ``CA'' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
  C--Bonds which are rated ``C'' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
  NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from `AA'' through ``B'' in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
  A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
  A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
  A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
  B--Issues rated "B" are regarded as having only speculative capacity for timely payment.


  C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
  D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS
  PRIME-1--Issuers rated ``PRIME-1'' (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. `PRIME-1'' repayment capacity will normally be evidenced by many of the following characteristics:
     oLeading market positions in well-established industries;
     oHigh rates of return on funds employed;
     oConservative capitalization structure with moderate reliance on debt and ample asset protection;
     oBroad margins in earnings coverage of fixed financial charges and high internal cash generation; or
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.
  PRIME-2- Issuers rated ``PRIME-2'' (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATINGS
  AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
  AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
  A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
  BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
  BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions.
  C--The rating "C" is reversed for income bonds on which no interest is being paid.
  D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
  SP-1--Very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
  SP-2--Satisfactory capacity to pay principal and interest. SP-3--Speculative capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS
  AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.
  A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
  BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.


Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
  BA--Bonds which are ``Ba'' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
  B--Bonds which are rated ``B'' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
  CAA--Bonds which are rated ``Caa'' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
  CA--Bonds which are rated ``Ca'' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
  C--Bonds which are rated ``C'' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
  PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:


     oLeading market positions in well established industries;
     oHigh rates of return on funds employed;
     oConservative capitalization structure with moderate reliance on debt and ample asset protection;
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.
  PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
  PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
  NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
MOODY'S INVESTORS SERVICE, INC. SHORT TERM LOAN RATINGS
  MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.


  MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


3012917B (1/97)





                                  Prospectus
                               January 31, 1997


The Institutional Shares of Biltmore Prime Cash Management Fund (the "Prime Cash Management Fund"), Biltmore Tax-Free Money Market Fund (the "Tax-Free Fund"), and Biltmore U.S. Treasury Money Market Fund (the "U.S. Treasury Fund") (individually referred to as a "Fund" and collectively as the "Funds") offered by this prospectus represent interests in three separate portfolios of securities with distinct investment objectives and policies. The Funds are three of a series of investment portfolios comprising The Biltmore Funds (the "Trust"), an open-end management investment company (a mutual fund).

An investment in the Fund is neither insured nor guaranteed by the U.S.


government. The Fund attempts to maintain a stable net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so.

The investment objective of the Prime Cash Management Fund is to provide current income consistent with stability of principal and liquidity. The Prime Cash Management Fund pursues this investment objective by investing exclusively in money market instruments maturing in 397 days or less.

The investment objective of the Tax-Free Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. The Tax-Free Fund pursues this investment objective by investing in a portfolio of short-term municipal securities.

The investment objective of the U.S. Treasury Fund is to provide current income consistent with stability of principal and liquidity. The U.S. Treasury Fund seeks to achieve its objective by investing in a portfolio of short-term U.S. government securities with an average maturity of 90 days or less.

The shares offered by this prospectus are not deposits or obligations of, or endorsed or guaranteed by, Wachovia Bank Of North Carolina, N.A. or its affiliates or subsidiaries, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board, or any other government agency.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Funds. Keep this prospectus for future reference.


                     Biltmore Prime Cash Management Fund
                     Biltmore Tax-Free Money Market Fund
                   Biltmore U.S. Treasury Money Market Fund
                      (Portfolios of The Biltmore Funds)

                             Institutional Shares

Each Fund has also filed a Statement of Additional Information for Institutional Shares and Investment Shares dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statements of Additional Information is incorporated by reference into this prospectus. To request a copy of any Statement of Additional Information free of charge, obtain other information, or make inquiries about the Funds, call 1-800-994-4414 or write to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226, or contact your Wachovia Bank (as defined herein) account representative. The Statements of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

These securities have not been approved or disapproved by the securities and exchange commission nor has the securities and exchange commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a ciminal offense.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

---------------------------------------------------
BILTMORE PRIME CASH MANAGEMENT FUND
  SUMMARY OF FUND EXPENSES                                                     1
---------------------------------------------------
BILTMORE TAX-FREE MONEY MARKET FUND
  SUMMARY OF FUND EXPENSES                                                     2
---------------------------------------------------
BILTMORE U.S. TREASURY MONEY MARKET FUND
  SUMMARY OF FUND EXPENSES                                                     3
---------------------------------------------------
BILTMORE PRIME CASH MANAGEMENT FUND
  FINANCIAL HIGHLIGHTS                                                         4
---------------------------------------------------
BILTMORE TAX-FREE MONEY MARKET FUND
  FINANCIAL HIGHLIGHTS                                                         5
---------------------------------------------------
BILTMORE U.S. TREASURY MONEY MARKET FUND
  FINANCIAL HIGHLIGHTS                                                         6
---------------------------------------------------
GENERAL INFORMATION                                                            7
---------------------------------------------------
INVESTMENT INFORMATION                                                         7
Prime Cash Management Fund                                                     7
     Investment Objective                                                      7
     Investment Policies                                                       7


       Acceptable Investments                                                  7
          Bank Instruments                                                     8
          Short-Term Credit Facilities                                         8
     Investment Risks                                                          8
Tax-Free Fund                                                                  8
     Investment Objective                                                      8
     Investment Policies                                                       8
       Acceptable Investments                                                  8
     Municipal Securities                                                      9
       Participation Interests                                                 9
       Municipal Leases                                                        9
     Temporary Investments                                                     9
     Investment Risks                                                         10
U.S. Treasury Fund                                                            10
     Investment Objective                                                     10
     Investment Policies                                                      10
       Acceptable Investments                                                 10
All Funds                                                                     10
     Investing in Securities of Other
       Investment Companies                                                   10
     Repurchase Agreements                                                    10
     When-Issued and Delayed Delivery
       Transactions                                                           10

Prime Cash Management and Tax-Free Fund                                       11
  Restricted and Illiquid Securities                                          11
  Concentration of Investments                                                11
  Variable Rate Demand Notes                                                  11


  Demand Features                                                             11
  Credit Enhancement                                                          12

Prime Cash Management and
  U.S. Treasury Funds                                                         12
  Lending of Portfolio Securities                                             12
Prime Cash Management Fund                                                    12
  Investment Limitations                                                      12
Tax-Free Fund                                                                 12
  Investment Limitations                                                      12
U.S. Treasury Fund                                                            13
  Investment Limitation                                                       13
---------------------------------------------------
THE BILTMORE FUNDS INFORMATION                                                13
Management of the Trust                                                       13
  Board of Trustees                                                           13
  Investment Adviser                                                          13
     Advisory Fees                                                            13
     Adviser's Background                                                     13
Distribution of Institutional Shares                                          13
Administration of the Fund                                                    14
  Administrative Services                                                     14
---------------------------------------------------
NET ASSET VALUE                                                               14
---------------------------------------------------
INVESTING IN INSTITUTIONAL SHARES                                             14
Share Purchases                                                               14
  Through the Wachovia Banks                                                  14


  Via a Sweep Account                                                         14
Minimum Investment Required                                                   15
What Shares Cost                                                              15
Certificates and Confirmations                                                15
Dividends                                                                     15
Capital Gains                                                                 15
---------------------------------------------------
EXCHANGES                                                                     15
---------------------------------------------------
REDEEMING INSTITUTIONAL SHARES                                                16
By Telephone                                                                  16
---------------------------------------------------
SHAREHOLDER INFORMATION                                                       16
Voting Rights                                                                 16
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        17
---------------------------------------------------
TAX INFORMATION                                                               17
  Prime Cash Management and
     U.S. Treasury Funds                                                      17
  Tax-Free Fund                                                               17
  State and Local Taxes
     (Tax-Free Fund Only)                                                     18
---------------------------------------------------
PERFORMANCE INFORMATION                                                       18
---------------------------------------------------
OTHER CLASSES OF SHARES                                                       19
---------------------------------------------------


ADDRESSES                                                             BACK COVER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      BILTMORE PRIME CASH MANAGEMENT FUND
                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                            None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)                 None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                                 None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                      None
Exchange Fee                                                                                             None




                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver) (1)                                                                       0.07%
12b-1 Fees                                                                                               None
Other Expenses (after waiver) (2)                                                                       0.11%
          Total Fund Operating Expenses (after waivers) (3)                                             0.18%




(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.

(2) Other expenses would have been 0.15% absent the voluntary waivers by the administrator, portfolio accountant and transfer and dividend disbursing agent. The administrator, portfolio accountant and transfer and dividend disbursing agent can terminate these voluntary waivers at their sole discretion.


(3) The Annual Fund Operating Expenses would have been 0.45% absent the voluntary waivers described above in Notes l and 2.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Institutional Shares."



Example                                                     1 Year     3 Years    5 Years   10 Years
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period. As noted in
the table above, the Fund charges no
redemption fees.                                              $2         $6         $10        $23




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE TAX-FREE MONEY MARKET FUND
                            SUMMARY OF FUND EXPENSES

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                            None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)                 None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                                   None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                      None
Exchange Fee                                                                                             None




                 ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver) (1)                                                                       0.06%
12b-1 Fees                                                                                               None
Other Expenses                                                                                          0.18%
          Total Institutional Shares Operating Expenses (after waiver) (2)                              0.24%




(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(2) The Annual Institutional Shares Operating Expenses and the Operating Expenses absent the voluntary waiver were 0.29% and 0.72% for the fiscal year ended November 30, 1996. The Annual Institutional Shares Operating Expenses are expected to be 0.68% absent the voluntary waiver described above in Note 1.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Tax-Free Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Institutional Shares."


EXAMPLE                                                           1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges
no redemption fees for Institutional Shares.                        $2         $8         $14        $31




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    BILTMORE U.S. TREASURY MONEY MARKET FUND

                            SUMMARY OF FUND EXPENSES

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                         None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)              None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                                None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                          None




                 ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver) (1)                                                                     0.08%
12b-1 Fees                                                                                            None
Other Expenses                                                                                        0.16%
          Total Institutional Shares Operating Expenses (after waiver) (2)                            0.24%




(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(2) The Annual Institutional Shares Operating Expenses and the Operating Expenses absent the voluntary waiver were 0.30% and 0.69% for the fiscal year ended November 30, 1996. The Annual Institutional Shares Operating Expenses are expected to be 0.66%, absent the voluntary waiver described above in Note 1.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the U.S. Treasury Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Institutional Shares."


Example                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges
no redemption fees for Institutional Shares.                          $2         $8         $14        $31




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            BILTMORE PRIME CASH MANAGEMENT FUND FINANCIAL HIGHLIGHTS

                              INSTITUTIONAL SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                                           Year Ended November 30,      1996       1995       1994(a)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                                    0.05       0.06        0.04
Less distributions
  Distributions from net investment income                                (0.05)     (0.06)      (0.04)
                                                                      ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                        $    1.00  $    1.00   $    1.00
                                                                      ---------  ---------  -----------
Total Return (b)                                                           5.44%      5.95%       4.02%
Ratios to Average Net Assets
  Expenses                                                                 0.18%      0.18%       0.18%*
  Net investment income                                                    5.34%      5.80%       4.31%*
  Expense waiver/reimbursement (c)                                         0.27%      0.27%       0.28%*
Supplemental Data
  Net assets, end of period (000 omitted)                             $1,176,855  $879,603    $816,008




 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 2, 1993 (date of initial public investment) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            BILTMORE TAX-FREE MONEY MARKET FUND FINANCIAL HIGHLIGHTS

                              INSTITUTIONAL SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                         Year Ended November 30,      1996       1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                  0.03       0.04       0.02       0.02        0.01
Less distributions
  Distributions from net investment income              (0.03)     (0.04)     (0.02)     (0.02)      (0.01)
                                                    ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                      $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                    ---------  ---------  ---------  ---------  -----------
Total Return (b)                                         3.24%      3.59%      2.42%      2.30%       1.49%
Ratios to Average Net Assets
  Expenses                                               0.29%      0.32%      0.38%      0.29%       0.16%*
  Net investment income                                  3.22%      3.55%      2.41%      2.28%       2.71%*
  Expense waiver/reimbursement (c)                       0.43%      0.46%      0.45%      0.60%       0.78%*
Supplemental Data
  Net assets, end of period (000 omitted)            $118,877    $80,274    $93,867    $59,269      $61,632




 * Computed on an annualized basis.

(a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to November 30, 1992.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    BILTMORE U.S. TREASURY MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES




(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                           Year Ended November 30,      1996       1995       1994       1993       1992(a)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                    0.05       0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income                (0.05)     (0.06)     (0.04)     (0.03)      (0.02)
                                                      ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                        $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                      ---------  ---------  ---------  ---------  -----------
Total Return (b)                                           5.18%      5.66%      3.70%      2.91%       1.90%
Ratios to Average Net Assets
  Expenses                                                 0.30%      0.32%      0.36%      0.28%       0.17%*
  Net investment income                                    5.07%      5.54%      3.72%      2.87%       3.24%*
  Expense waiver/reimbursement (c)                         0.39%      0.40%      0.51%      0.63%       0.71%*
Supplemental Data
  Net assets, end of period (000 omitted)              $302,306   $214,356    $87,531    $65,353     $55,408




 * Computed on an annualized basis.

(a) Reflects operations for the period from May 7, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION

The Biltmore Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established one class of shares of the Prime Cash Management Fund: Institutional Shares, and two classes of shares of the Tax-Free Fund and the U.S. Treasury Fund: Investment Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Funds.


The Prime Cash Management Fund offers a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in 397 days or less. A minimum initial investment of $5 million is required. The Tax-Free Fund offers a convenient means of accumulating an interest in a professionally managed portfolio limited to short-term municipal securities. The U.S. Treasury Fund offers a convenient means of participating in a professionally-managed portfolio limited to short-term U.S. Treasury obligations. Investors should consult their account agreement with the Wachovia Banks for any applicable minimum investment.



Institutional Shares are offered only for purchase through the bank subsidiaries of Wachovia Corporation: Wachovia Bank of North Carolina, N.A., the Wachovia Bank of Georgia, N.A., Wachovia Bank of South Carolina, N.A. and their affiliates (collectively, the "Wachovia Banks"). Institutional Shares are offered only to accounts held by the Wachovia Banks in a fiduciary, advisory, agency, custodial, or similar capacity.


Each Fund attempts to stabilize the value of its shares at $1.00. Institutional Shares are currently sold and redeemed at that price.




The other portfolios in the Trust are Biltmore Balanced Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Emerging Markets Fund (Class A Shares and Class Y Shares), Biltmore Equity Fund (Class A Shares, Class B Shares,and Class Y Shares), Biltmore Equity Index Fund (Class A Shares and Class Y Shares), Biltmore Fixed Income Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Money Market Fund (Investment Shares and Institutional Shares), Biltmore Quantitative Equity Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Short-Term Fixed Income Fund (Class A Shares and Class Y Shares), and Biltmore Special Values Fund (Class A Shares and Class Y Shares).


--------------------------------------------------------------------------------
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                             INVESTMENT INFORMATION


While there is no assurance that the Funds will achieve their investment objectives, they endeavor to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies discussed below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.



PRIME CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE
The investment objective of the Prime Cash Management Fund is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES
The Prime Cash Management Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 397 days or less. The average maturity of money market instruments in the Prime Cash Management Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Prime Cash Management Fund invests in high quality money market instruments that are rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

 obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies and instrumentalities;

 commercial paper (including U.S. dollar denominated Eurodollar commercial paper ("Europaper");

 certificates of deposit, demand and time deposits, and bankers' acceptances ("Bank Instruments");


 corporate debt obligations, including bonds, notes, and debentures; and repurchase agreements.

The Prime Cash Management Fund invests only in instruments denominated and payable in U.S. dollars.

For further discussion of the instruments described above, consult the Prime Cash Management Fund's Statement of Additional Information.


Bank Instruments. The Prime Cash Management Fund only invests in U.S. and foreign bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") which is administered by the FDIC. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Prime Cash Management Fund will treat securities credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty as bank instruments.


Short-Term Credit Facilities. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Prime Cash Management Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Prime Cash Management Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.



INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Prime Cash Management Fund's investment adviser in selecting investments for the Prime Cash Management Fund.

TAX-FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Tax-Free Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income of the Tax-Free Fund that is exempt from federal regular income tax retains its tax-free status when distributed to the Tax-Free Fund's shareholders. The investment objective cannot be changed without approval of shareholders.



INVESTMENT POLICIES


The Tax-Free Fund pursues its investment objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The average maturity of money market instruments in the Tax-Free Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.


ACCEPTABLE INVESTMENTS. The Tax-Free Fund invests primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

 tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

 municipal commercial paper and other short-term notes;

 variable rate demand notes;

 municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

 participation, trust and partnership interests in any of the foregoing obligations.

For further discussion of the instruments described above, consult the Tax-Free Fund's Statement of Additional Information.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Participation Interests. The Tax-Free Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Tax-Free Fund to treat the income from the investment as exempt from federal income tax. The Tax-Free Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of the above.


TEMPORARY INVESTMENTS. As a matter of fundamental investment policy, which cannot be changed without approval of shareholders, the Tax-Free Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. However, from time to time when the Tax-Free Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Tax-Free Fund may invest in short-term temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as Municipal Securities purchased by the Tax-Free Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or other depository institutions which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by BIF or the Savings Association Insurance Fund (which are administered by the FDIC); repurchase agreements (arrangements in which the organization is selling the Tax-Free Fund a temporary investment and agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. and other short-term credit instruments.


Although the Tax-Free Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, the Tax-Free Fund may purchase Municipal Securities, the interest on which is subject to the federal alternative minimum tax, in an amount not to exceed 20% of the total net assets of the Tax-Free Fund.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Tax-Free Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

U.S. TREASURY FUND

INVESTMENT OBJECTIVE

The investment objective of the U.S. Treasury Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The U.S. Treasury Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States.


ACCEPTABLE INVESTMENTS. The U.S. Treasury Fund invests only in U.S. Treasury obligations maturing in 397 days or less or in repurchase agreements collateralized by U.S. government securities. The average maturity of the U.S. Treasury obligations in the U.S. Treasury Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.


ALL FUNDS




INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the securities of other investment companies, but, unless permitted otherwise by action of the Securities and Exchange Commission, they will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. The Funds will only invest in other investment companies that are money market funds having investment objectives and policies similar to their own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.


REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

As a matter of investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than 10% of each Fund's respective net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Funds' investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

PRIME CASH MANAGEMENT AND TAX-FREE FUNDS



RESTRICTED AND ILLIQUID SECURITIES. The Prime Cash Management Fund and Tax-Free Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.


The Prime Cash Management Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Prime Cash Management Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Prime Cash Management Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Prime Cash Management Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Prime Cash Management Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Prime Cash Management Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Prime Cash Management Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Prime Cash Management and Tax-Free Funds may invest more than 25% of the value of their respective total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments or, in the case of the Tax-Free Fund, Municipal Securities, that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or published interest rate. Most variable rate demand notes allow the Funds to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Funds may next tender the security for repurchase.



DEMAND FEATURES. The Prime Cash Management and Tax-Free Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds.

The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Prime Cash Management and Tax-Free Funds use these arrangements to provide liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


CREDIT ENHANCEMENT. Certain of the Prime Cash Management and Tax-Free Funds' acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Funds.


PRIME CASH MANAGEMENT AND U.S. TREASURY FUNDS



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Prime Cash Management and U.S. Treasury Funds may lend their portfolio securities, on a short-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Funds' investment adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. Treasury securities equal to at least 100% of the value of the securities loaned at all times. The Prime Cash Management and U.S. Treasury Funds will limit the amount of portfolio securities they may lend to not more than one-third of their respective total assets. There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PRIME CASH MANAGEMENT FUND

INVESTMENT LIMITATIONS

The Prime Cash Management Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; nor

 with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities).

The above investment limitations cannot be changed without shareholder approval.

TAX-FREE FUND

INVESTMENT LIMITATIONS

The Tax-Free Fund will not:

 borrow money directly or through reverse repurchase agreements except, under certain circumstances, the Tax-Free Fund may borrow up to one-third of the value of its total assets; nor with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of any one issuer (except cash, cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the Fund's investment adviser believes such a strategy is prudent.

The above investment limitations cannot be changed without shareholder approval.


The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Tax-Free Fund will not:

 invest more than 5% of the value of its total assets in industrial revenue bonds where the payment of principal and interest is the responsibility of companies (or guarantors, if applicable) that have records of less than three years of continuous operations, including the operation of any predecessor.

U.S. TREASURY FUND

INVESTMENT LIMITATION

The U.S. Treasury Fund will not borrow money directly or through reverse repurchase agreements except, under certain circumstances, the U.S. Treasury Fund may borrow up to one-third of the value of its total assets. This limitation cannot be changed without shareholder approval.

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                         THE BILTMORE FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by Wachovia Asset Management (the "Adviser"), a business unit of Wachovia Bank of North Carolina, N.A., subject to direction by the Trustees. The Adviser continually conducts investment research and supervision of investments for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Funds.

Advisory Fees. The Adviser receives an annual investment advisory fee equal to 0.30% of the Prime Cash Management Fund's average daily net assets, and 0.50% of the Tax-Free and U.S. Treasury Fund's respective average daily net assets. The investment advisory contract provides that such fees shall be accrued and paid daily. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses of the Funds but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Adviser's Background. Wachovia Bank of North Carolina, N.A., is a direct, wholly-owned subsidiary of Wachovia Corporation, a registered bank holding company headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Wachovia Bank of North Carolina, N.A. is a national banking association, which offers a broad range of financial services, including commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.


Wachovia Asset Management employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. Wachovia Bank of North Carolina, N.A., together with its affiliates, Wachovia Bank of Georgia, N.A., and Wachovia Bank of South Carolina, N.A., have been managing trust assets for over 100 years, with over $23 billion in managed assets as of December 31, 1996. Wachovia Asset Management has served as investment adviser to The Biltmore Funds since March 9, 1992. Wachovia Bank of North Carolina, N.A. also serves as investment adviser to the Biltmore North Carolina Municipal Bond Fund, a portfolio of The Biltmore Municipal Funds, another investment company. As part of their regular banking operations, the Wachovia Banks may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Wachovia Banks. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUNDS




ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with the administrative personnel and services necessary to operate the Funds. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:



                          Average Aggregate Daily Net
      Maximum             Assets of The Biltmore Funds
Administrative Fee    and of The Biltmore Municipal Funds

       0.15%               on the first $250 million
      0.125%                on the next $250 million
       0.10%                on the next $250 million
      0.075%          on assets in excess of $750 million





The administrative fee received during any fiscal year for the Funds and for each of the other portfolios of The Biltmore Funds shall aggregate at least $75,000. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Funds attempt to stabilize the net asset value of Institutional Shares at $1.00 by valuing their portfolio securities using the amortized cost method. The net asset value per share of each Fund is determined by adding the interest of the Institutional Shares in the value of all securities and other assets of that Fund, subtracting the interest of the Institutional Shares in the liabilities of that Fund and those attributable to Institutional Shares, and dividing the remainder by the total number of that Fund's Institutional Shares outstanding. The Funds, of course, cannot guarantee that their net asset values will always remain at $1.00 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES



Institutional Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Institutional Shares may be purchased by or through the Wachovia Banks. Texas residents must purchase, exchange, and redeem shares through Federated Securities Corp. at 1-800-618-8573. The Funds and the distributor reserve the right to reject any purchase request.

THROUGH THE WACHOVIA BANKS. To place an order to purchase Institutional Shares of a Fund, customers of the Wachovia Banks may telephone, send written instructions, or place the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made to the Wachovia Banks by check, federal funds, or by debiting a customer's account with the Wachovia Banks. Orders are considered received after payment by check is converted into federal funds and received by the Wachovia Banks, normally the next business day. When payment is made with federal funds, the order is considered received when federal funds are received by the Wachovia Banks or available in the customer's account. Purchase orders must be communicated to the Wachovia Banks by 11:00 a.m. (Eastern time) and payment by federal funds must be received by the Wachovia Banks before 4:00 p.m. (Eastern time) on the same day as the purchase order to earn dividends for that day. Institutional Shares cannot be purchased on days on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are not open for business.

VIA A SWEEP ACCOUNT. If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by the Wachovia Banks on your behalf pursuant to the sweep agreement you signed as part of your trust account with the Wachovia Banks.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Prime Cash Management Fund is $5 million. This amount may be waived from time to time.

Investors in the Tax-Free and the U.S. Treasury Funds should consult their account agreement with the Wachovia Banks for any applicable minimum investment. Minimum investment requirements may vary under different sweep agreements.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds.

The net asset value of each Fund is determined at 12:00 noon and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to the appropriate Fund.

Federated Services Company provides the Wachovia Banks, as shareholders of record, with detailed statements on a monthly basis that include account balances, information on each purchase or redemption, and a report of dividends paid during the month. These statements will serve as confirmations of all transactions in the shareholders' accounts for the statement period.

Investors purchasing through the Wachovia Banks will receive account statements from those institutions periodically as required by the relevant account agreement.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Institutional Shares of the Funds unless cash payments are requested by writing to the Wachovia Banks.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   EXCHANGES

A shareholder may exchange Institutional Shares of one fund for Institutional Shares of any other fund that does not assess a sales charge on the basis of their respective net asset values by calling or writing to his account officer at the Wachovia Banks. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Institutional Shares purchased by check are eligible for exchange after the purchase check has cleared, which could take up to ten calendar days. The exchange feature applies to Institutional Shares of each fund that does not assess a sales charge as of the effective offering date of each fund's Institutional Shares.

Orders to exchange Institutional Shares of one fund for Institutional Shares of any of the other Biltmore Funds that do not assess a sales charge will be executed by redeeming the Institutional Shares owned at net asset value next determined after receipt of the order and purchasing Institutional Shares of any such other Biltmore Funds at the net asset value determined after the proceeds from such redemption become available. Orders for exchanges received by a Fund after 12:00 noon but prior to 4:00 p.m. (Eastern time) on any day the Trust is open for business will be executed at the price determined at 4:00 p.m. (Eastern time) that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the price determined at 12:00 noon (Eastern time) on the next business day.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement imposed by the relevant account agreement. An exchange constitutes a sale for federal income tax purposes.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Before the exchange, a shareholder should review a prospectus of the fund for which the exchange is being made.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         REDEEMING INSTITUTIONAL SHARES

Institutional Shares are redeemed at their net asset value next determined after the Wachovia Banks receive the redemption request. Redemptions will be made on days on which the Funds compute their net asset values. Requests for redemption can be made in person, by telephone, or by writing to your account officer. If at any time the Funds shall determine it necessary to terminate or modify any of these methods of redemption, shareholders would be promptly notified.

BY TELEPHONE



A shareholder who is a customer of the Wachovia Banks may redeem Institutional Shares by telephoning his account officer. For calls received by the Wachovia Banks before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to the shareholder's account at the Wachovia Banks or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by the Wachovia Banks after 11:00 a.m. (Eastern time) proceeds will normally be wired or a check mailed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Institutional Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each fund in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of January 3, 1997, the Wachovia Banks and their various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owner of record of in excess of 25% of the outstanding Shares of the Funds, and therefore may for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Funds' operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Funds are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                TAX INFORMATION

The Funds expect to pay no federal income tax because they intend to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other Funds and other portfolios in the Trust will not be combined for tax purposes with those realized by each Fund.

PRIME CASH MANAGEMENT AND U.S. TREASURY FUNDS

Unless otherwise exempt, shareholders of the Prime Cash Management and U.S. Treasury Funds will be subject to federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of the Prime Cash Management and U.S. Treasury Funds are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends of the U. S. Treasury Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

TAX-FREE FUND


Shareholders of the Tax-Free Fund will not be subject to the federal regular income tax on any dividends received from the Tax-Free Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Tax-Free Fund may purchase all types of municipal bonds, including "private activity" bonds. Thus, while the Tax-Free Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Tax-Free Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Tax-Free Fund which represent interest on municipal bonds will be subject to the 20% corporate alternative minimum tax because the dividends are included in corporation's "adjusted current earnings." The corporate minimum tax treats 75%


of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any fund dividend, and alternative minimum taxable income does not include the portion of the Tax-Free Fund's dividend attributable to municipal bonds which are not private activity bonds, the 75% difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Tax-Free Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES (TAX-FREE FUND ONLY)

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION



From time to time, the Funds advertise their yield, effective yield, and tax-equivalent yield (for the Tax-Free Fund only) for Institutional Shares.

The yield of Institutional Shares represents the annualized rate of income earned on an investment in Institutional Shares over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment in Institutional Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield of the Tax-Free Fund's Institutional Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Tax-Free Fund's Institutional Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Yield, effective yield, and tax-equivalent yield (for the Tax-Free Fund only) will be calculated separately for Investment Shares and Institutional Shares.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares after reinvesting all distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OTHER CLASSES OF SHARES

The Tax-Free and U.S. Treasury Funds also offer another class of shares called Investment Shares. Investment Shares are sold to customers of the Wachovia Banks who are not eligible to purchase Institutional Shares and customers of Wachovia Investments, Inc. Investment Shares are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan adopted by the Trust, whereby the distributor is paid a maximum fee of 0.40% of the Investment Shares' average daily net assets. Institutional Shares are distributed without a 12b-1 Plan.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Investment Shares of the Tax-Free and the U.S. Treasury Funds will be less than those payable to Institutional Shares of the same Fund by the difference between class expenses and distribution expenses borne by shares of each respective class. The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Shares, investors may call 1-800-994-4414.

                       THIS PAGE INTENTIONALLY LEFT BLANK


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   Addresses


Biltmore Prime Cash Management Fund             Federated Investors Tower
Biltmore Tax-Free Money Market Fund             Pittsburgh, Pennsylvania 15222-3779
Biltmore U.S. Treasury Money Market Fund
     Institutional Shares

Distributor                                    Federated Securities Corp.
                                             Federated Investors Tower
                                             Pittsburgh, Pennsylvania 15222-3779

Investment Adviser                          Wachovia Asset Management
                                             301 North Main Street
                                             Winston-Salem, N.C. 27150

Custodian                                 Wachovia Bank of North Carolina, N.A.
                                             Wachovia Trust Operations
                                             301 North Main Street
                                             Winston-Salem, N.C. 27150

Transfer Agent, Dividend Disbursing Agent,      Federated Services Company
and Portfolio Recordkeeper                    Federated Investors Tower
                                             Pittsburgh, Pennsylvania 15222-3779

Counsel to The Biltmore Funds                 Kirkpatrick & Lockhart LLP
                                             1800 Massachusetts Avenue, N.W.
                                             Washington, D.C. 20036-1800


Counsel to the Independent Trustees             Piper & Marbury L.L.P.
                                             1200 Nineteenth Street, N.W.
                                             Washington, D.C. 20036-2430

Independent Auditors                             Ernst & Young LLP
                                             One Oxford Centre
                                             Pittsburgh, Pennsylvania 15219





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Biltmore Prime Cash Management Fund
                      Biltmore Tax-Free Money Market Fund
                   Biltmore U.S. Treasury Money Market Fund
                       Portfolios of The Biltmore Funds
                             Institutional Shares


                   An Open-End Management Investment Company


                                                             Cusip 090297300
                                                             Cusip 090297706
January 31, 1997                                            Cusip 090297805
822-30 (1/97)                                                  G01947-01 (1/97)





                                  Prospectus
                               January 31, 1997



The Investment Shares of Biltmore Money Market Fund (the "Money Market Fund"), Biltmore Tax-Free Money Market Fund (the "Tax-Free Fund"), and Biltmore U.S. Treasury Money Market Fund (the "U.S. Treasury Fund") (individually referred to as a "Fund" and collectively as the "Funds") offered by this prospectus represent interests in three separate portfolios of securities with distinct investment objectives and policies. The Funds are three of a series of investment portfolios comprising The Biltmore Funds (the "Trust"), an open-end management investment company (a mutual fund).



An investment in the Fund is neither insured nor guaranteed by the U.S. government. The Fund attempts to maintain a stable net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so.


The investment objective of the Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Money Market Fund pursues this investment objective by investing exclusively in money market instruments maturing in 397 days or less.


The investment objective of the Tax-Free Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. The Tax-Free Fund pursues this investment objective by investing in a portfolio of short-term municipal securities.



The investment objective of the U.S. Treasury Fund is to provide current income consistent with stability of principal and liquidity. The U.S. Treasury Fund seeks to achieve its objective by investing in a portfolio of short-term U.S. government securities with an average maturity of 90 days or less.

The shares offered by this prospectus are not deposits or obligations of, or endorsed or guaranteed by, Wachovia Bank of North Carolina, N.A. or its affiliates or subsidiaries, and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board, or any other government agency.


This prospectus contains the information you should read and know before you invest in Investment Shares of the Funds. Keep this prospectus for future reference.

                          Biltmore Money Market Fund
                     Biltmore Tax-Free Money Market Fund
                   Biltmore U.S. Treasury Money Market Fund

                      (Portfolios of The Biltmore Funds)
                              Investment Shares

Each Fund has also filed a Statement of Additional Information for Investment Shares and Institutional Shares, dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statements of Additional Information is incorporated by reference into this prospectus. You may request a copy of any of the Statements of Additional Information free of charge, obtain other information, or make inquiries about the Funds, by calling 1-800-994-4414 or writing to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226, or contacting your Wachovia Bank (as defined herein) account representative. The Statements of Additional Information, material incorporated by reference into this document and other information regarding the Funds is maintained electronically with the SEC at Internet Web Site (http://www.sec.gov).


These securities have not been approved or disapproved by the securities and exchange commission nor has the securities and exchange commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    [LOGO]

[/R]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

---------------------------------------------------
BILTMORE MONEY MARKET FUND
  SUMMARY OF FUND EXPENSES                                                     1
---------------------------------------------------


BILTMORE TAX-FREE MONEY MARKET FUND
  SUMMARY OF FUND EXPENSES                                                     2
---------------------------------------------------
BILTMORE U.S. TREASURY MONEY MARKET FUND
  SUMMARY OF FUND EXPENSES                                                     3
---------------------------------------------------
BILTMORE MONEY MARKET FUND
  FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                      5
---------------------------------------------------
BILTMORE TAX-FREE MONEY MARKET FUND
  FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                      6
---------------------------------------------------
BILTMORE U.S. TREASURY MONEY MARKET FUND
  FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                      7
---------------------------------------------------
GENERAL INFORMATION                                                            8
---------------------------------------------------
INVESTMENT INFORMATION                                                         8
Money Market Fund                                                              8
     Investment Objective                                                      8
     Investment Policies                                                       8
       Acceptable Investments                                                  8
          U.S. Government Obligations                                          9
          Bank Instruments                                                     9
          Short-Term Credit Facilities                                         9
     Investment Risks                                                          9
  Tax-Free Fund                                                               10
     Investment Objective                                                     10


     Investment Policies                                                      10
       Acceptable Investments                                                 10
     Municipal Securities                                                     10
       Participation Interests                                                10
       Municipal Leases                                                       10
     Temporary Investments                                                    11
     Investment Risks                                                         11
  U.S. Treasury Fund                                                          11
     Investment Objective                                                     11
     Investment Policies                                                      11
       Acceptable Investments                                                 11
  All Funds                                                                   11
     Investing in Securities of Other
       Investment Companies                                                   11
     Repurchase Agreements                                                    11
     When-Issued and Delayed Delivery
       Transactions                                                           12
  Money Market and Tax-Free Funds                                             12
     Restricted and Illiquid Securities                                       12
     Concentration of Investments                                             12
     Variable Rate Demand Notes                                               13
     Demand Features                                                          13
     Credit Enhancement                                                       13
  Money Market and U.S. Treasury Funds                                        13
     Lending of Portfolio Securities                                          13
  Money Market Fund                                                           13
     Investment Limitations                                                   13
  Tax-Free Fund                                                               14


     Investment Limitations                                                   14
  U.S. Treasury Fund                                                          14

     Investment Limitation                                                    14

---------------------------------------------------
THE BILTMORE FUNDS INFORMATION                                                14
  Management of the Trust                                                     14
     Board of Trustees                                                        14
     Investment Adviser                                                       14
       Advisory Fees                                                          14
       Adviser's Background                                                   14
  Distribution of Investment Shares                                           15
     Distribution Plan                                                        15
     Administrative Arrangements                                              15
  Administration of the Funds                                                 16
     Administrative Services                                                  16
---------------------------------------------------
NET ASSET VALUE                                                               16
---------------------------------------------------
INVESTING IN INVESTMENT SHARES                                                16
  Share Purchases                                                             16
     Through Wachovia Investments, Inc.                                       16
       By Mail                                                                16
     Through the Wachovia Banks or
       Other Service Organizations                                            17
  Minimum Investment Required                                                 17
  What Shares Cost                                                            17


  Certificates and Confirmations                                              17
  Dividends                                                                   18
  Capital Gains                                                               18
---------------------------------------------------
EXCHANGES                                                                     18
---------------------------------------------------
REDEEMING INVESTMENT SHARES                                                   19
  Through Wachovia Investments, Inc.                                          19
     By Telephone                                                             19
     By Mail                                                                  20
     Through the Wachovia Banks                                               20
       By Telephone                                                           20
       Via Sweep Agreement                                                    20
     Through Service Organizations                                            20
       By Telephone                                                           20
  Accounts With Low Balances                                                  21
---------------------------------------------------
SHAREHOLDER INFORMATION                                                       21
  Voting Rights                                                               21
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        21
---------------------------------------------------
TAX INFORMATION                                                               22
  Money Market and U.S. Treasury Funds                                        22
  Tax-Free Fund                                                               22
  State and Local Taxes                                                       23
---------------------------------------------------
PERFORMANCE INFORMATION                                                       23


---------------------------------------------------
OTHER CLASSES OF SHARES                                                       23
---------------------------------------------------
ADDRESSES                                                             BACK COVER




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE MONEY MARKET FUND
                            SUMMARY OF FUND EXPENSES


                               INVESTMENT SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                           None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)                                                                   None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                                                 None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                          None





                  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)



Management Fee (after waiver) (1)                                                                     0.18%
12b-1 Fees                                                                                            0.40%
Other Expenses (after waiver) (2)                                                                     0.19%
     Total Investment Shares Operating Expenses (after waiver) (3)                                    0.77%





(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.



(2) Other expenses would have been 0.20% absent the voluntary waiver by the portfolio accountant. The portfolio accountant can terminate this voluntary waiver at any time at its sole discretion.



(3) The Annual Investment Shares Operating Expenses would have been 1.09% absent the voluntary waivers described above in Notes 1 and 2.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares of the Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Investment Shares."


Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of


Securities Dealers, Inc.



Example                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges
no redemption fees for Investment Shares.                             $8         $25        $43        $95




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      BILTMORE TAX-FREE MONEY MARKET FUND
                            SUMMARY OF FUND EXPENSES



                               INVESTMENT SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                         None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                                                   None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                                                 None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                          None




                  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver) (1)                                                                     0.06%
12b-1 Fees                                                                                            0.40%
Other Expenses                                                                                        0.18%
     Total Investment Shares Operating Expenses (after waiver) (2)                                    0.64%




(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(2) The Annual Investment Shares Operating Expenses and the Operating Expenses absent the voluntary waiver were 0.69% and 112% for the fiscal year ended November 30, 1996. The Annual Investment Shares Operating Expenses are expected to be 1.08%, absent the voluntary waiver described above in Note 1.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares of the Tax-Free Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Investment Shares."


LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



Example                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges
no redemption fees for Investment Shares.                             $7         $20        $36        $80




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    BILTMORE U.S. TREASURY MONEY MARKET FUND
                            SUMMARY OF FUND EXPENSES



                               INVESTMENT SHARES
                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                          None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                  None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable) (1)                                           0.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)                                    None
Exchange Fee                                                                                           None




                  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver) (2)                                                                     0.08%
12b-1 Fees                                                                                            0.40%
Other Expenses                                                                                        0.16%
          Total Investment Shares Operating Expenses (after waiver) (3)                               0.64%





(1) Shareholders who purchase Investment Shares of the Fund through exchange of Class B Shares of another Biltmore Fund, may be charged a contingent deferred sales charge by the Trust's distributor according to the following schedule:



  YEAR OF REDEMPTION     CONTINGENT DEFERRED
    AFTER PURCHASE          SALES CHARGE
First                           5.00%
Second                          4.00%
Third                           3.00%
Fourth                          3.00%
Fifth                           2.00%
Sixth                           1.00%
Seventh and thereafter          0.00%





The contingent deferred sales charge is based upon terms and conditions applicable to redemptions of the Class B Shares of the Biltmore Fund originally purchased. See "Exchanges."

(2) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(3) The Annual Investment Shares Operating Expenses and the Operating Expenses absent the voluntary waiver were 0.70% and 109% for the fiscal year ended November 30, 1996. The Annual Investment Shares Operating Expenses are expected to be 1.06%, absent the voluntary waiver described above in Note 2.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investments Shares of the U.S. Treasury Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Investments Shares."





LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



Example                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of
each time period.                                                     $57        $52        $59        $89
You would pay the following expenses on the same investment,
assuming no redemption:                                               $7         $23        $40        $89





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                BILTMORE MONEY MARKET FUND FINANCIAL HIGHLIGHTS
                               INVESTMENT SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                            Year Ended November 30,    1996       1995       1994       1993       1992(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                   0.05       0.05       0.03       0.03        0.01
Less distributions
  Distributions from net investment income               (0.05)     (0.05)     (0.03)     (0.03)      (0.01)
                                                     ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                     ---------  ---------  ---------  ---------  -----------
Total Return (b)                                          4.83%      5.40%      3.46%      2.74%       1.48%
Ratios to Average Net Assets
  Expenses                                                0.77%      0.72%      0.68%      0.55%       0.48%*
  Net investment income                                   4.74%      5.27%      3.44%      2.70%       3.44%*
  Expense waiver/reimbursement (c)                        0.32%      0.40%      0.50%      0.66%       0.75%*
Supplemental Data
  Net assets, end of period (000 omitted)             $230,263   $165,636    $56,105     $9,842      $3,106





 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            BILTMORE TAX-FREE MONEY MARKET FUND FINANCIAL HIGHLIGHTS
                               INVESTMENT SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                         Year Ended November 30,      1996       1995       1994       1993       1992(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                  0.03       0.03       0.02       0.02        0.01
Less distributions
  Distributions from net investment income              (0.03)     (0.03)     (0.02)     (0.02)      (0.01)
                                                    ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                      $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                    ---------  ---------  ---------  ---------  -----------
Total Return (b)                                         2.83%      3.25%      2.11%      1.99%       1.29%
Ratios to Average Net Assets
  Expenses                                               0.69%      0.66%      0.68%      0.59%       0.50%*
  Net investment income                                  2.84%      3.19%      2.11%      1.98%       2.37%*
  Expense waiver/reimbursement (c)                       0.43%      0.52%      0.55%      0.70%       0.88%*
Supplemental Data
  Net assets, end of period (000 omitted)             $74,922    $55,733    $42,820    $23,976      $5,338





 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 20, 1992 (date of initial public investment) to
   November 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         BILTMORE U.S. TREASURY MONEY MARKET FUND FINANCIAL HIGHLIGHTS
                               INVESTMENT SHARES


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Funds' financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                                       Year Ended November 30,      1996       1995       1994       1993(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                                0.04       0.05       0.03        0.01
Less distributions
  Distributions from net investment income                            (0.04)     (0.05)     (0.03)      (0.01)
                                                                  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00   $    1.00
                                                                  ---------  ---------  ---------  -----------
Total Return (b)                                                       4.77%      5.30%      3.39%       1.42%
Ratios to Average Net Assets
  Expenses                                                             0.70%      0.66%      0.66%       0.65%*
  Net investment income                                                4.68%      5.21%      3.42%       2.50%*
  Expense waiver/reimbursement (c)                                     0.39%      0.46%      0.61%       0.73%*
Supplemental Data
  Net assets, end of period (000 omitted)                          $104,336    $81,739    $46,396     $16,941





 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 12, 1993 (date of initial public investment) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION

The Biltmore Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Money Market Fund, the Tax-Free Fund and the U.S. Treasury Fund: Investment Shares and Institutional Shares. This prospectus relates only to Investment Shares of the Funds.


Investment Shares of the Money Market and the U.S. Treasury Funds are designed primarily for individual investors, corporations, or partnerships as a convenient means of participating in a professionally-managed, portfolio limited to money market instruments maturing in 397 days or less. Investment Shares of the Tax-Free Fund are designed primarily for individual investors, corporations, or partnerships as a convenient means of participating in a professionally-managed, portfolio limited to short-term municipal securities.



Investment Shares of each of the Funds may be purchased through Wachovia Investments, Inc., through Wachovia Bank of North Carolina, N.A., Wachovia Bank of Georgia, N.A., Wachovia Bank of South Carolina, N.A. and their affiliates (collectively, the "Wachovia Banks"), or through other Service Organizations (as hereinafter defined). A minimum initial investment of $1,000 in Investment Shares of any of the Funds is required, except that for investors purchasing Investment Shares in any of the Funds via a sweep account program, initial investment minimums may be modified under the applicable account agreement.


Each Fund attempts to stabilize the value of its shares at $1.00. Investment Shares are currently sold and redeemed at that price.




The other portfolios in the Trust are Biltmore Equity Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Quantitative Equity Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Equity Index Fund (Class A Shares and Class Y Shares), Biltmore Special Values Fund (Class A Shares and Class Y Shares), Biltmore Emerging Markets Fund (Class A Shares and Class Y Shares), Biltmore Balanced Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Fixed Income Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Short-Term Fixed Income Fund (Class A Shares and Class Y Shares), and Biltmore Prime Cash Management Fund (Institutional Shares).


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION


While there is no assurance that the Funds will achieve their investment objectives, they endeavor to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


Unless indicated otherwise, the investment policies discussed below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effecitve.




MONEY MARKET FUND

INVESTMENT OBJECTIVE
The investment objective of the Money Market Fund is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES
The Money Market Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of money market instruments in the Money Market Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Money Market Fund invests in high quality money market instruments that are rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

 commercial paper (including Canadian Commercial Paper and Europaper); certificates of deposit, demand and time deposits, saving shares, bankers' acceptances, and other instruments of domestic and foreign banks and other deposit institutions;
 corporate debt obligations, including variable rate demand notes; obligations of the U.S. government, its agencies and instrumentalities; and


 repurchase agreements.

The Money Market Fund invests only in instruments denominated and payable in U.S. dollars.


For further discussion of the instruments described above, consult the Money Market Fund's Statement of Additional Information.


U.S. Government Obligations. The types of U.S. government obligations in which the Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:


 the full faith and credit of the U.S. Treasury;


 the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or


 the credit of the agency or instrumentality issuing the obligations.




Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association; and Student Loan Marketing Association.

Bank Instruments. The Money Market Fund only invests in U.S. and foreign bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Money Market Fund will treat securities credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty as bank instruments.

Short-Term Credit Facilities. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Money Market
Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Money Market Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Money Market Fund's investment adviser in selecting investments for the Money Market Fund.

TAX-FREE FUND

INVESTMENT OBJECTIVE
The investment objective of the Tax-Free Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income of the Tax-Free Fund that is exempt from federal regular income tax retains its tax-free status when distributed to the Tax-Free Fund's shareholders. The investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Tax-Free Fund pursues its investment objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The average maturity of money market instruments in the Tax-Free Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.


ACCEPTABLE INVESTMENTS. The Tax-Free Fund invests primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

 tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
 bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
 municipal commercial paper and other short-term notes;
 variable rate demand notes;
 municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and participation, trust and partnership interests in any of the foregoing obligations.


For further discussion of the instruments described above, consult the Tax-Free Fund's Statement of Additional Information.


MUNICIPAL SECURITIES


Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Participation Interests. The Tax-Free Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Tax-Free Fund to treat the income from the investment as exempt from federal income tax. The Tax-Free Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of the above.


Temporary Investments. As a matter of fundamental investment policy, which cannot be changed without approval of shareholders, the Tax-Free Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. However, from time to time when the Tax-Free Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Tax-Free Fund may invest in short-term temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as Municipal Securities purchased by the Tax-Free Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or other depository institutions which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by BIF or the Savings Association Insurance Fund (which are administered by the FDIC); repurchase agreements (arrangements in which the organization is selling the Tax-Free Fund a temporary investment and agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Services, Inc. and other short-term credit instruments.

Although the Tax-Free Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, the Tax-Free Fund may purchase Municipal Securities, the interest on which is subject to the federal alternative minimum tax, in an amount not to exceed 20% of the total net assets of the Tax-Free Fund.

INVESTMENT RISKS
Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Tax-Free Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

U.S. TREASURY FUND

INVESTMENT OBJECTIVE
The investment objective of the U.S. Treasury Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders.

INVESTMENT POLICIES



The U.S. Treasury Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States.



ACCEPTABLE INVESTMENTS. The U.S. Treasury Fund invests only in U.S. Treasury obligations maturing in 397 days or less or in repurchase agreements collateralized by U.S. government securities. The average maturity of the U.S. Treasury obligations in the U.S. Treasury Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.


ALL FUNDS


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the securities of other investment companies, but, unless permitted otherwise by action of the Securities and Exchange Commission, they will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. The Funds will only invest in other investment companies that are money market funds having investment objectives and policies similar to their own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.




REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.



As a matter if investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than


10% of each Fund's respective net assets.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Funds' investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

MONEY MARKET AND TAX-FREE FUNDS

RESTRICTED AND ILLIQUID SECURITIES. The Money Market and Tax-Free Funds may invest in restricted securities. Restricted securities are any securities in which the Funds may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Funds will limit investments in illiquid securities, including certain restricted securities not determined by the


Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Money Market Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Money Market Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Money Market Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Money Market and Tax-Free Funds may invest more than 25% of the value of their respective total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments or, in the case of the Tax-Free Fund, Municipal Securities, that have variable or floating interest rates and provide the Money Market Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Most variable rate demand notes allow the Money Market Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Money Market Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features" in this prospectus. The Money Market Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Money Market Fund may next tender the security for repurchase.


DEMAND FEATURES. The Money Market and Tax-Free Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Money Market and Tax-Free Funds use these arrangements to provide liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


CREDIT ENHANCEMENT. Certain of the Money Market and Tax-Free Funds' acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, or default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund.


MONEY MARKET AND U.S. TREASURY FUNDS

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Money Market and U.S. Treasury Funds may lend their portfolio securities, on a short-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Funds' investment adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. Treasury securities equal to at least 100% of the value of the securities loaned at all times. The


Money Market and U.S. Treasury Funds will limit the amount of portfolio securities they may lend to not more than one-third of their respective total assets. There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

MONEY MARKET FUND

INVESTMENT LIMITATIONS

The Money Market Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Money Market Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Money Market Fund may borrow up to one-third of the value of its total assets; nor with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities).

The above investment limitations cannot be changed without shareholder approval.



TAX-FREE FUND

INVESTMENT LIMITATIONS
The Tax-Free Fund will not:.

 borrow money directly or through reverse repurchase agreements except, under certain circumstances, the Tax-Free Fund may borrow up to one-third of the value of its total assets; nor with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of any one issuer (except cash, cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the Fund's investment adviser believes such a strategy is prudent.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Tax-Free Fund will not:

 invest more than 5% of the value of its total assets in industrial revenue bonds where the payment of principal and interest is the responsibility of companies (or guarantors, if applicable) that have records of less than three years of continuous operations, including the operation of any predecessor.


U.S. TREASURY FUND

INVESTMENT LIMITATION
The U.S. Treasury Fund will not borrow money directly or through reverse repurchase agreements except, under certain circumstances, the U.S. Treasury Fund may borrow up to one-third of the value of its total assets. This limitation cannot be changed without shareholder approval.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE BILTMORE FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by Wachovia Asset Management (the "Adviser"), a business unit of Wachovia Bank of North Carolina, N.A., subject to direction by the Trustees. The Adviser continually conducts investment research and supervision of investments for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives annual fees from the assets of the Funds.


ADVISORY FEES. The Funds' Adviser receives an annual investment advisory fee equal to 0.50 of 1% of each Fund's average daily net assets. The investment advisory contract provides that such fees shall be accrued and paid daily. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses of the Funds, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


ADVISER'S BACKGROUND. Wachovia Bank of North Carolina, N.A. is a direct, wholly-owned subsidiary of Wachovia Corporation, a registered bank holding company headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.


Wachovia Bank of North Carolina, N.A. is a national banking association, which offers a broad range of financial services, including commercial and consumer loans, corporate, institutional and personal trust services, demand and time deposit accounts, letters of credit and international financial services. Wachovia Asset Management employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. Wachovia Bank of North Carolina, N.A., together with its affiliates, Wachovia Bank of Georgia, N.A. and Wachovia Bank of South Carolina, N.A., have been managing trust assets for over 100 years, with over $23 billion in managed assets as of December 31, 1996. Wachovia Asset Management has served as investment adviser for The Biltmore Funds since March 9, 1992.



Wachovia Bank of North Carolina, N.A., also serves as investment adviser to the Biltmore North Carolina Municipal Bond Fund, a portfolio of The Biltmore Municipal Funds, another investment company. As part of their regular banking operations, the Wachovia Banks may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Wachovia Banks. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SHARES

Federated Securities Corp. is the distributor (the "Distributor") for Investment Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Funds will pay Federated Securities Corp. an amount computed at an annual rate of 0.40 of 1% of the average daily net asset value of the Investment Shares of each Fund to finance any activity which is principally intended to result in the sale of Investment Shares.

The Distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Investment Shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.


The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("Service Organizations") to provide sales and/or administrative services as agent for their clients or customers who beneficially own Investment Shares. Administrative services may include, but are not limited to, the following functions: communicating Fund account openings and closings; entering share purchase and redemption transactions; electronically transferring and receiving funds for those transactions; confirming and reconciling all such transactions and reviewing activity in Fund accounts; posting and reinvesting dividends and other distributions to Fund accounts; maintaining and distributing current copies of prospectuses, statements of additional information, and shareholder reports of the Funds; advertising and marketing assistance; responding to clients' and potential clients' questions about the Funds; and other sales and administrative support services to the Funds and their shareholders.

Service Organizations, including the Wachovia Banks, will receive fees from the Distributor based upon Investment Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the Distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.



The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the service providers.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may also pay Service Organizations a fee based upon the average net asset value of Investment Shares of their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan for administrative services, and if paid, will be reimbursed by the Adviser and not the Funds.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with the administrative personnel and services necessary to operate the Funds. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:


                         Average Aggregate Daily Net
      Maximum            Assets of The Biltmore Funds
Administrative Fee     and The Biltmore Municipal Funds

       .15 of 1%          on the first $250 million
      .125 of 1%           on the next $250 million
       .10 of 1%           on the next $250 million
      .075 of 1%     on assets in excess of $750 million




The administrative fee received during any fiscal year for the Funds and each of the other portfolios of The Biltmore Funds shall aggregate at least $75,000. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Funds attempt to stabilize the net asset value of Investment Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share of each Fund is determined by adding the interest of the Investment Shares in the value of all securities and other assets of that Fund, subtracting the interest of the Investment Shares in the liabilities of that Fund and those attributable to that Fund's Investment Shares, and dividing the remainder by the total number of that Fund's Investment Shares outstanding. The Funds, of course, cannot guarantee that their net asset values will always remain at $1.00 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         INVESTING IN INVESTMENT SHARES

SHARE PURCHASES
Investment Shares are sold on days on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business.


Investment Shares may be purchased through Wachovia Investments, Inc., the Wachovia Banks or other Service Organizations. Texas residents must purchase, exchange, and redeem shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Investment Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA INVESTMENTS, INC. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase Investment Shares by telephoning The Biltmore Service Center at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Purchase orders for the Tax-Free Fund must be communicated to Wachovia Investments, Inc. before 10:00 a.m. (Eastern time), and purchase orders for the Money Market Fund and the U.S. Treasury Fund must be communicated to Wachovia Investments, Inc. before 11:00 a.m. (Eastern time). Payment by federal funds must be received by Wachovia Investments, Inc. before 4:00 p.m. (Eastern time) on the same day as the order to earn dividends that day. Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and member of the National Association of Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc.

By Mail. To purchase Investment Shares of a Fund by mail, send a check made payable to the appropriate Fund to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. Orders by mail are considered received after payment by check is converted by Wachovia


Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.

THROUGH THE WACHOVIA BANKS OR OTHER SERVICE ORGANIZATIONS. Investors may purchase Investment Shares of the Funds through one of the Wachovia Banks or through another Service Organization, which will place share purchase orders as agent for the account of the investor. The Wachovia Banks and other Service Organizations maintain omnibus accounts with the Funds for shares of the Funds that are purchased for their clients and customers. The Wachovia Bank or other Service Organization will take all information from the investor necessary to the purchase of Investment Shares and is responsible for the prompt transmission of investor orders to the Funds.

The Wachovia Banks or other Service Organizations may assess fees to their customers for services or in connection with the accounts through which Investment Shares are purchased. This prospectus and the Combined Statements of Additional Information should be read together with any applicable account agreement with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

For investors who purchase Investment Shares of the Funds as part of a sweep account program with one of the Wachovia Banks or another Service Organization, automatic purchases and redemptions of Investment Shares will be made on behalf of the investor pursuant to the investor's sweep account agreement.

Other investors who are customers of the Wachovia Banks may place orders to purchase Investment Shares of the Funds by telephone, through written instructions, or in person with their account officer in accordance with the procedures established by the Wachovia Banks pursuant to the relevant account agreement. Unless otherwise specified by the account agreement, payment may be made to the Wachovia Banks by check, federal funds, or by debiting a customer's Wachovia Bank account. Orders are considered received after payment by check is converted into federal funds and received by the Wachovia Banks, normally the next business day. When payment is made with federal funds, the order is considered received when federal funds are received by the Wachovia Banks or available in the customer's account. Purchase orders must be communicated to the Wachovia Banks by 10:00 a.m. (Eastern time), in the case of the Tax-Free Fund, and by 11:00 a.m. (Eastern time), in the case of the Money Market and U.S. Treasury Funds. Payment by federal funds must be received by the Wachovia Banks before 4:00 p.m. (Eastern time) on the same day as the order to earn dividends for that day. Investment Shares cannot be purchased on days on which the Wachovia Banks, the New York Stock Exchange or the Federal Reserve Wire System are not open for business.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in Investment Shares in each Fund is $1,000, except that, with respect to investments made through a sweep account program with a Wachovia Bank or another Service Organization, initial investment minimums may be modified under the relevant account agreement.

WHAT SHARES COST
Investment Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds.

The net asset value is determined at 12:00 noon and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Investment Shares are tendered for redemption and no orders to purchase Investment Shares are received; or
(iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to the appropriate Fund.

Federated Services Company provides Wachovia Investments, Inc., the Wachovia Banks and other Service Organizations, as shareholders of record, with detailed statements on a monthly basis that include account balances, information on each purchase or redemption, and a report of dividends paid during the month. Wachovia Investments, Inc., the Wachovia Banks and other Service Organizations maintain omnibus accounts for beneficial owners who are their clients or customers and will provide such owners with statements on a monthly basis that reflect account activity during the month. These statements will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS
Dividends are declared daily and paid monthly. Ordinarily, dividends will be reinvested on payment dates in additional Investment Shares of the Funds unless cash payments are requested by writing to Wachovia Investments, Inc., the Wachovia Banks or other Service Organization through which the shareholder invested. Those investors who purchase Investment Shares through the Wachovia Banks or another Service Organization should consult their account agreement for any special provisions with respect to the receipt of dividends or available reinvestment options.

CAPITAL GAINS
Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   EXCHANGES

Unless otherwise limited in the shareholder's account agreement with a Wachovia Bank or the relevant Service Organization, a shareholder may exchange Investment Shares of one Fund for Investment Shares of any other Fund on the basis of their respective net asset values by calling or writing the shareholder's account representative at the Wachovia Bank or other Service Organization, by telephoning 1-800-994-4414, or by writing to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Investment Shares purchased by check are eligible for exchange after the purchase check has cleared, which can take up to ten calendar days.


The exchange feature applies to the Investment Shares of each fund that does not assess a sales charge as of the effective offering date of each fund's Investment Shares.

Orders to exchange Investment Shares of one fund for Investment Shares of any of the other Biltmore Funds that do not assess a sales charge will be executed by redeeming the Investment Shares owned at the net asset value next determined after receipt of the order, and purchasing Investment Shares of such other Fund at the net asset value determined after the proceeds from such redemption become available. Orders for exchanges received by any of the Funds after 12:00 noon (Eastern time) but prior to 4:00 p.m. (Eastern time) on any day that the Trust is open for business will be executed at the price determined at 4:00 p.m. (Eastern time) that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the price determined at 12:00 noon (Eastern time) the next business day.


In addition to the exchange privilege described above, effective July 31, 1995, participants in 401(k) Defined Contribution Plans (each a "Delaware/Wachovia 401(k) Plan" or "Plan") are, with respect to the Plan, permitted to: (1) exchange all or part of their Class A Shares of certain other Delaware Group Funds ("Eligible Delaware Funds"), as well as Eligible Biltmore Funds, at net asset value; and (2) exchange all or part of their Eligible Biltmore Fund shares into Class A shares of the Eligible Delaware Funds, at net asset value, without payment of a front-end sales charge. However, a participant in a Plan that has an aggregate investment of $1 million or less in Eligible Delaware Funds and/or Eligible Biltmore Funds who exchanges into the Eligible Delaware Funds or Eligible Biltmore Funds from the Money Market Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Market Fund shares were acquired in exchange from an Eligible Delaware Fund or Eligible Biltmore Fund subject to a front-end sales charge or by reinvestment of dividends). "Eligible Biltmore Funds" refer to the Investment Shares class of the Money Market Fund, the Biltmore Balanced Fund, the Biltmore Emerging Markets Fund, the Biltmore Equity Fund, the Biltmore Fixed Income Fund, and the Biltmore Special Values Fund.



Shareholders may exchange Class B Shares of another Biltmore Fund for Investment Shares of the Biltmore U.S. Treasury Money Market Fund. Such an exchange will not be subject to a contingent deferred sales charge. However, if the shareholder redeems the exchanged-for shares within seven years of the original purchase of Class B Shares, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase according to the following schedule and will not be affected by the exchange:



  Year of Redemption                                                                    Contingent Deferred
    After Purchase                                                                         Sales Charge
First..............................................................................                 5%
Second.............................................................................                 4%
Third..............................................................................                 3%
Fourth.............................................................................                 3%
Fifth..............................................................................                 2%
Sixth..............................................................................                 1%
Seventh and thereafter.............................................................                 0%





No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (2) Shares acquired through reinvestment of dividends and capital gains, (3) Shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of any shareholder in the account, or (5) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of any of The Biltmore Funds in a year or three in a calendar quarter.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

This exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Before the exchange, a shareholder should review a prospectus of the fund for which the exchange is being made.

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--------------------------------------------------------------------------------
                          REDEEMING INVESTMENT SHARES

THROUGH WACHOVIA INVESTMENTS, INC.
Investment Shares are redeemed at their net asset value next determined after Wachovia Investments, Inc. receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset values. Requests for redemption can be made in person, by telephone, or by writing to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. Telephone or written requests for redemption must be received in proper form by Wachovia Investments, Inc. If at any time the Funds shall determine it necessary to terminate or modify these methods of redemption, shareholders would be promptly notified.

BY TELEPHONE. A shareholder who is a customer of Wachovia Investments, Inc. may redeem Investment Shares by telephoning The Biltmore Service Center at 1-800-994-4414. Shareholders wishing to redeem by telephone will be required to complete a telephone redemption authorization form available through Wachovia Investments, Inc. For calls received by Wachovia Investments, Inc. before 10:00 a.m. (Eastern time), for the Tax-Free Fund, and 11:00 a.m. (Eastern time), for the Money Market Fund and U.S. Treasury Fund, proceeds will normally be credited the same day to the shareholder's brokerage account at Wachovia Investments, Inc. Those Investment Shares will not be entitled to the dividend declared that day. For calls received by Wachovia Investments, Inc. after 10:00 a.m. (Eastern time), in the case of the Tax-Free Money Market Fund, and 11:00 a.m. (Eastern


time) in the case of the Money Market Fund and the U.S. Treasury Fund, proceeds will normally be credited to the brokerage account the following business day. Those Investment Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be credited or paid more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. A shareholder who is a customer of Wachovia Investments, Inc. may redeem Investment Shares by sending a written request to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. The written request should include the shareholder's name, the Fund name and class of shares, the brokerage account number, and the share or dollar amount requested. Shareholders should call Wachovia Investments, Inc. (at 1-800-994-4414) for assistance in redeeming by mail.

THROUGH THE WACHOVIA BANKS
The Funds redeem Investment Shares at their net asset value next determined after the Wachovia Banks receive the redemption request. Redemptions will be made on days on which the Funds compute their net asset values. Requests for redemption can be made in person, by telephone or by writing to the shareholder's account officer. If at any time the Funds shall deem it necessary to terminate or modify these methods of redemption, shareholders would be promptly notified.

BY TELEPHONE. A shareholder who is a customer of the Wachovia Banks and whose account agreement with the Wachovia Banks permits telephone redemption may redeem Investment Shares by telephoning the shareholder's account officer. For calls received by the Wachovia Banks before 10:00 a.m. (Eastern time), for the Tax-Free Fund, and 11:00 a.m. (Eastern time), for the Money Market Fund and U.S. Treasury Fund, proceeds will normally be wired the same day to the shareholder's account at the Wachovia Banks or a check will be sent to the address of record. Those Investment Shares will not be entitled to the dividend declared that day. For calls received by the Wachovia Banks after 10:00 a.m. (Eastern time), in the case of the Tax-Free Fund, and 11:00 a.m. (Eastern time), in the case of the Money Market Fund and the U.S. Treasury Fund, proceeds will normally be wired or a check mailed the following business day. Those Investment Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

An authorization permitting the Wachovia Banks to accept telephone requests is included as part of the shareholder's account agreement. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


VIA SWEEP AGREEMENT. Redemptions of Investment Shares held through a sweep program will be effected through, and in accordance with, the related account agreement.

THROUGH SERVICE ORGANIZATIONS
The Funds redeem Investment Shares at their net asset value next determined after the Funds receive the redemption request from the Service Organization. Redemptions will be made on days on which the Funds compute their net asset value. Requests for redemption can be made in person, by telephone or by writing to the customer's account representative who, in turn, will place share redemption orders as agent for the account of the customer, through the relevant Service Organization. Service Organizations may charge their customers for their services. Therefore, this prospectus and the Combined Statements of Additional Information should be read together with any applicable account agreement with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. If at any time, the Funds shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

BY TELEPHONE. Shareholders who are customers of Service Organizations, and whose account agreement with the Service Organization permits telephone redemption, may redeem shares of the Funds by telephoning their account representative. The account representative will, in turn, contact the Funds. The Service Organization is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Funds. Redemption requests received by a Service Organization before 10:00 a.m. (Eastern time), in the case of the Tax-Free Fund, and 11:00 a.m. (Eastern time), in the case of the Money


Market Fund and U.S. Treasury Fund, will normally be paid the same day but will not earn that day's dividend. Redemption requests received by a Service Organization after 10:00 a.m. (Eastern time), in the case of the Tax-Free Fund, and 11:00 a.m. (Eastern time), in the case of the Money Market Fund and U.S. Treasury Fund, will receive that day's dividend but the monies will not be credited to the shareholder's account until the following day. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Funds may redeem Investment Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION


VOTING RIGHTS




Each Investment Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each fund in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of January 10, 1997, the Wachovia Banks and their various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owner of record of in excess of 25% of the outstanding shares of each of the Funds, and therefore may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Funds' operations and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Wachovia Asset Management, and its affiliate banks, are subject to such banking laws and regulations.

The Wachovia Banks believe, based on the advice of their counsel, that they may perform the services for the Fund contemplated by their advisory and custody agreements with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or the Fund. If the Wachovia Banks were prohibited from engaging in these customer-related activities, the Trustees would consider alternative service providers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                TAX INFORMATION

The Funds expect to pay no federal income tax because they intend to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other Funds and other portfolios in the Trust will not be combined for tax purposes with those realized by each Fund.

Dividends of the Funds representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

MONEY MARKET AND U.S. TREASURY FUNDS

Unless otherwise exempt, shareholders of the Money Market and U.S. Treasury Funds will be subject to federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of the Money Market and U.S. Treasury Funds are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

TAX-FREE FUND

Shareholders of the Tax-Free Fund will not be subject to the federal regular income tax on any dividends received from the Tax-Free Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Tax-Free Fund may purchase all types of municipal bonds, including "private activity" bonds. Thus, while the Tax-Free Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Tax-Free Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Tax-Free Fund which represent interest on municipal bonds will be subject to the 20% corporate alternative minimum tax because the dividends are included in corporation's "adjusted current earnings." The corporate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any fund dividend, and alternative minimum taxable income does not include the portion of the Tax-Free Fund's dividend attributable to municipal bonds which are not private activity bonds, the 75% difference will be included in the calculation of the corporation's alternative minimum tax.

STATE AND LOCAL TAXES (TAX-FREE FUND ONLY)
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Funds advertise their yield, effective yield and tax-equivalent yield (for the Tax-Free Fund only) for Investment Shares.



The yield of Investment Shares represents the annualized rate of income earned on an investment in Investment Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield of the Tax-Free Fund's Investment Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Tax-Free Fund's Investment Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Investment Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares after reinvesting all distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield, and tax-equivalent yield (for the Tax-Free Fund only) will be calculated separately for Investment Shares and Institutional Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are offered only to accounts held by the Wachovia Banks in a fiduciary, agency, custodial, or similar capacity and are subject to a minimum initial investment as provided in the Wachovia Banks' customer's relevant account agreement. Institutional Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Institutional Shares of a Fund will be greater than those payable to Investment Shares of the same Fund by the difference between class expenses and distribution expenses borne by shares of each respective class. The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call their Wachovia trust account officer.


                       THIS PAGE INTENTIONALLY LEFT BLANK



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--------------------------------------------------------------------------------

                                   Addresses

Biltmore Money Market Fund
     Investment Shares
Biltmore Tax-Free Money Market Fund      Federated Investors Tower
     Investment Shares            Pittsburgh, Pennsylvania 15222-3779

Biltmore U.S. Treasury Money Market Fund
     Investment Shares

Distributor                             Federated Securities Corp.
                                   Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779

Investment Adviser                       Wachovia Asset Management
                                      301 North Main Street
                                      Winston-Salem, N.C. 27150

Custodian                          Wachovia Bank of North Carolina, N.A.
                                      Wachovia Trust Operations
                                      301 North Main Street


                                      Winston-Salem, N.C. 27150

Transfer Agent, Dividend Disbursing      Federated Services Company
Agent, and Portfolio Accounting Services Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Counsel to The Biltmore Funds          Kirkpatrick & Lockhart LLP
                                      1800 Massachusetts Avenue, N.W.
                                      Washington, D.C. 20036-1800

Counsel to the Independent Trustees      Piper & Marbury L.L.P.
                                          1200 Nineteenth Street, N.W.
                                      Washington, D.C. 20036-2430

Independent Auditors                      Ernst & Young LLP
                                      One Oxford Centre
                                      Pittsburgh, Pennsylvania 15219


                          Biltmore Money Market Fund
                      Biltmore Tax-Free Money Market Fund
                   Biltmore U.S. Treasury Money Market Fund

                       Portfolios of The Biltmore Funds
                               Investment Shares

                   An Open-End Management Investment Company


                                                          Cusip 090297201
                                                          Cusip 090297409
                                                          Cusip 090297888

January 31, 1997                                            3042106A (1/97)
822-21 (1/97)


                                  Prospectus




                               January 31, 1997

The Institutional Shares of Biltmore Money Market Fund (the "Fund") offered by this prospectus represent interests in a portfolio of securities, which is one of a series of investment portfolios in The Biltmore Funds (the "Trust"), an open-end management investment company (a mutual fund).


An investment in the Fund is neither insured nor guaranteed by the U.S. government. The Fund attempts to maintain a stable net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so.

The Fund is a money market fund which invests in money market instruments to provide current income consistent with stability of principal and liquidity. The Fund pursues this investment objective by investing exclusively in money market instruments maturing in 397 days or less.

The shares offered by this prospectus are not deposits or obligations of, or endorsed or guaranteed by, Wachovia Bank of North Carolina, N.A. or its affiliates or subsidiaries, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board, or any other government agency.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

                                   Biltmore
                              Money Market Fund
                     (A Portfolio of The Biltmore Funds)
                             Institutional Shares


The Fund has also filed a Statement of Additional Information for Institutional Shares and Investment Shares, dated January 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, purchase Institutional Shares or obtain other information about the Fund by writing to the Fund or by calling your Wachovia Bank (as defined herein) account officer. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

These securities have not been approved or disapproved by the securities and exchange commission nor has the securities and exchange commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                                       WACHOVIA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

---------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
---------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
---------------------------------------------------
GENERAL INFORMATION                                                            3
---------------------------------------------------
INVESTMENT INFORMATION                                                         3
Investment Objective                                                           3
Investment Policies                                                            3
  Acceptable Investments                                                       3
     U.S. Government Obligations                                               4
     Variable Rate Demand Notes                                                4
     Bank Instruments                                                          4
     Short-Term Credit Facilities                                              4
  Repurchase Agreements                                                        4
  Credit Enhancement                                                           5
  Demand Features                                                              5
  Restricted and Illiquid Securities                                           5
  When-Issued and Delayed Delivery
     Transactions                                                              5
  Investing in Securities of Other
     Investment Companies                                                      5
  Concentration of Investments                                                 6
  Lending of Portfolio Securities                                              6
Investment Risks                                                               6
Investment Limitations                                                         6
---------------------------------------------------
THE BILTMORE FUNDS INFORMATION                                                 6
Management of the Trust                                                        6
  Board of Trustees                                                            6
  Investment Adviser                                                           6
  Advisory Fees                                                                7

  Adviser's Background                                                         7
Distribution of Institutional Shares                                           7
Administration of the Fund                                                     7
  Administrative Services                                                      7
---------------------------------------------------
NET ASSET VALUE                                                                8
---------------------------------------------------
INVESTING IN INSTITUTIONAL SHARES                                              8
Share Purchases                                                                8
  Through the Wachovia Banks                                                   8
  Via a Sweep Account                                                          8
Minimum Investment Required                                                    8
What Shares Cost                                                               8
Certificates and Confirmations                                                 9
Dividends                                                                      9
Capital Gains                                                                  9
---------------------------------------------------
EXCHANGES                                                                      9
---------------------------------------------------
REDEEMING INSTITUTIONAL SHARES                                                 9
By Telephone                                                                  10
---------------------------------------------------
SHAREHOLDER INFORMATION                                                       10
Voting Rights                                                                 10
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        10
---------------------------------------------------
TAX INFORMATION                                                               11
---------------------------------------------------
PERFORMANCE INFORMATION                                                       11
---------------------------------------------------
OTHER CLASSES OF SHARES                                                       12
---------------------------------------------------
ADDRESSES                                                             BACK COVER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                            None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)                                                                    None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                                                  None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                    None
Exchange Fee                                                                                           None
                 ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1)                                                                     0.18%
12b-1 Fees                                                                                             None
Other Expenses (after waiver) (2)                                                                     0.19%
          Total Institutional Shares Operating Expenses (after waivers)(3)                            0.37%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) Other expenses would have been 0.20% absent the voluntary waiver by the portfolio accountant. The portfolio accountant can terminate this voluntary waiver at any time at its sole discretion.

(3) The Annual Institutional Shares Operating Expenses would have been 0.69.% absent the voluntary waiver described above in Notes 1 and 2.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Money Market Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in Institutional Shares."

Example                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges
no redemption fees for Institutional Shares.                          $4         $12        $21        $47



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                BILTMORE MONEY MARKET FUND FINANCIAL HIGHLIGHTS
                              INSTITUTIONAL SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 17, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Fund's Annual Report to shareholders dated November 30, 1996, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                            Year Ended November 30,    1996       1995       1994       1993       1992(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from investment operations
  Net investment income                                   0.05       0.06       0.04       0.03        0.02
Less distributions
  Distributions from net investment income               (0.05)     (0.06)     (0.04)     (0.03)      (0.02)
                                                     ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                     ---------  ---------  ---------  ---------  -----------
Total Return (b)                                          5.25%      5.75%      3.77%      3.05%       1.71%
Ratios to Average Net Assets
  Expenses                                                0.37%      0.38%      0.38%      0.25%       0.14%*
  Net investment income                                   5.14%      5.61%      3.74%      3.00%       3.38%*
  Expense waiver/reimbursement (c)                        0.32%      0.34%      0.40%      0.56%       0.65%*
Supplemental Data
  Net assets, end of period (000 omitted)             $135,748   $126,042   $129,233   $177,090     $84,698



  * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1992 (date of initial public investment) to November 30, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended Novmber 30, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION

The Biltmore Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of Biltmore Money Market Fund, Institutional Shares and Investment Shares. This prospectus relates only to the Institutional Shares of the Fund.


Institutional Shares are offered only for purchase through the bank subsidiaries of Wachovia Corporation: Wachovia Bank of North Carolina, N.A., Wachovia Bank of Georgia, N.A., Wachovia Bank of South Carolina, N.A. and their affiliates (collectively, the "Wachovia Banks"). Institutional Shares are offered only to accounts held by the Wachovia Banks in a fiduciary, advisory agency, custodial, or similar capacity. The Fund offers a convenient means of accumulating an interest in a professionally-managed portfolio limited to money market instruments maturing in 397 days or less. Investors should consult their account agreement with the Wachovia Banks for any applicable minimum investment.


The Fund attempts to stabilize the value of a share at $1.00. Institutional Shares are currently sold and redeemed at that price.


The other portfolios in the Trust are Biltmore Equity Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Quantitative Equity Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Equity Index Fund (Class A Shares and Class Y Shares), Biltmore Special Values Fund (Class A Shares and Class Y Shares), Biltmore Emerging Markets Fund (Class A Shares and Class Y Shares), Biltmore Balanced Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Fixed Income Fund (Class A Shares, Class B Shares, and Class Y Shares), Biltmore Short-Term Fixed Income Fund (Class A Shares and Class Y Shares), Biltmore Prime Cash Management Fund (Institutional Shares), Biltmore Tax-Free Money Market Fund (Institutional Shares and Investment Shares), and Biltmore U.S. Treasury Money Market Fund (Institutional Shares and Investment Shares).


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES
The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

 commercial paper (including Canadian Commercial Paper and Europaper);

 certificates of deposit, demand and time deposits, saving shares, bankers' acceptances, and other instruments of domestic and foreign banks and other deposit institutions;
 corporate debt obligations, including variable rate demand notes;

 obligations of the U.S. government, its agencies and instrumentalities; and

 repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S. dollars.


For further discussion of the instruments described above and rating categories, consult the Fund's Statement of Additional Information.


U.S. Government Obligations. The types of U.S. government obligations in which the Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

 the full faith and credit of the U.S. Treasury;

 the issuer's right to borrow from the U.S. Treasury;

 the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

 the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:


 Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association; and Student Loan Marketing Association.


Variable Rate Demand Notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

Bank Instruments. The Fund only invests in U.S. and foreign bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty as bank instruments.

Short-Term Credit Facilities. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but, unless permitted otherwise by action of the Securities and Exchange Commission, it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will only invest in other investment companies that are money market funds having investment objectives and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.


CONCENTRATION OF INVESTMENTS. The Fund may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's investment adviser has determined are creditworthy under guidelines established by the Trustees, where loaned securities are marked to market daily and where the Fund receives collateral equal to at least 100% of the value of the securities loaned. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's investment adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; nor with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities).


The above investment limitations cannot be changed without shareholder approval. For additional information regarding the Fund's investment limitations, please refer to the Statement of Additional Information.

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                         THE BILTMORE FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Wachovia Asset Management (the "Adviser"), a business unit of Wachovia Bank of North Carolina, N.A., subject to direction by the Trustees. The Adviser continually conducts investment research and supervision of investments for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.


ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to
0.50 of 1% of the Fund's average aggregate daily net assets. The investment advisory contract provides that such fee shall be accrued and paid daily. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


ADVISER'S BACKGROUND. Wachovia Bank of North Carolina, N.A., is a direct, wholly-owned subsidiary of Wachovia Corporation, a registered bank holding company headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Wachovia Bank of North Carolina, N.A. is a national banking association, which offers a broad range of financial services, including commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.


Wachovia Asset Management employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. Wachovia Bank of North Carolina, N.A., together with its affiliates, Wachovia Bank of Georgia, N.A. and Wachovia Bank of South Carolina, N.A., have been managing trust assets for over 100 years, with over $23 billion in managed assets as of December 31, 1996. Wachovia Asset Management has served as investment adviser for The Biltmore Funds since March 9, 1992. Wachovia Bank of North Carolina, N.A. also serves as investment adviser to the Biltmore North Carolina Municipal Bond Fund, a portfolio of The Biltmore Municipal Funds, another investment company. As part of their regular banking operations, the Wachovia Banks may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Wachovia Banks. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:

                            Average Aggregate Daily Net
      Maximum               Assets of The Biltmore Funds
Administrative Fee      and of The Biltmore Municipal Funds

     .15 of 1%               on the first $250 million
    .125 of 1%                on the next $250 million
     .10 of 1%                on the next $250 million
    .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year for the Fund and for each of the other portfolios of The Biltmore Funds shall aggregate at least $75,000. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.

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                                NET ASSET VALUE

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of the Institutional Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Institutional Shares in the liabilities of the Fund and those attributable to Institutional Shares, and dividing the remainder by the total number of Institutional Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.

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                       INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES


Institutional Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Institutional Shares may be purchased by or through the Wachovia Banks. Texas residents must purchase, exchange, and redeem shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Fund shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund and the distributor reserve the right to reject any purchase request.


THROUGH THE WACHOVIA BANKS. To place an order to purchase Institutional Shares of the Fund, customers of the Wachovia Banks may telephone, send written instructions, or place the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made to the Wachovia Banks by check, federal funds, or by debiting a customer's account with the Wachovia Banks. Orders are considered received after payment by check is converted into federal funds and received by the Wachovia Banks, normally the next business day. When payment is made with federal funds, the order is considered received when federal funds are received by the Wachovia Banks or available in the customer's account. Purchase orders must be communicated to the Wachovia Banks by 11:00 a.m. (Eastern time) and payment by federal funds must be received by the Wachovia Banks before 4:00 p.m. (Eastern time) on the same day as the order to earn dividends for that day. Shares cannot be purchased on days on which the Wachovia Banks, the New York Stock Exchange, and the Federal Reserve Wire System are not open for business.

VIA A SWEEP ACCOUNT. If you are investing in the Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by the Wachovia Banks on your behalf pursuant to the sweep agreement you signed as part of your trust account with the Wachovia Banks.

MINIMUM INVESTMENT REQUIRED

Investors should consult their account agreement with the Wachovia Banks in order to determine any applicable minimum investment. Minimum investment requirements may vary under different sweep agreements.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at 12:00 noon and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to the Fund.

Federated Services Company provides the Wachovia Banks, as shareholders of record, with detailed statements on a monthly basis that include account balances, information on each purchase or redemption, and a report of dividends paid during the month. These statements will serve as confirmations of all transactions in the shareholders' accounts for the statement period.

Investors purchasing through the Wachovia Banks will receive account statements from those institutions periodically as required by the relevant account agreement.
DIVIDENDS
Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Institutional Shares of the Fund unless cash payments are requested by writing to the Wachovia Banks.

CAPITAL GAINS
Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

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                                   EXCHANGES

A shareholder may exchange Institutional Shares of one fund for Institutional Shares of any other fund that does not assess a sales charge on the basis of their respective net asset values by calling or writing to his account officer at the Wachovia Banks. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Institutional Shares purchased by check are eligible for exchange after the purchase check has cleared, which could take up to ten calendar days. The exchange feature applies to Institutional Shares of each fund that does not assess a sales charge as of the effective offering date of each fund's Institutional Shares.

Orders to exchange Institutional Shares of one fund for Institutional Shares of any of the other Biltmore Funds that do not assess a sales charge will be executed by redeeming the Institutional Shares owned at net asset value next determined after receipt of the order and purchasing Institutional Shares of any such other Biltmore Funds at the net asset value determined after the proceeds from such redemption become available. Orders for exchanges received by the Fund after 12:00 noon but prior to 4:00 p.m. (Eastern time) on any day the Trust is open for business will be executed at the price determined at 4:00 p.m. (Eastern time) that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the price determined at 12:00 noon (Eastern time) on the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement imposed by the relevant account agreement. An exchange constitutes a sale for federal income tax purposes.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Before the exchange, a shareholder should review a prospectus of the fund for which the exchange is being made.

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                         REDEEMING INSTITUTIONAL SHARES

The Fund redeems shares at their net asset value next determined after the Wachovia Banks receive the redemption request. Redemptions will be made on days on which the Fund computes its net asset value.

Requests for redemption can be made in person, by telephone, or by writing to your account officer. If at any time the Fund shall determine it necessary to terminate or modify any of these methods of redemption, shareholders would be promptly notified.
BY TELEPHONE
A shareholder who is a customer of the Wachovia Banks may redeem Institutional Shares of the Fund by telephoning his account officer. For calls received by the Wachovia Banks before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to the shareholder's account at the Wachovia Banks or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by the Wachovia Banks after 11:00 a.m. (Eastern time) proceeds will normally be wired or a check mailed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

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                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Institutional Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each fund in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of January 10, 1997, the Wachovia Banks and their various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owner of record of in excess of 25% of the outstanding shares of the Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

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                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Wachovia Asset Management, and its affiliate banks, are subject to such banking laws and regulations.

The Wachovia Banks believe, based on the advice of their counsel, that they may perform the services for the Fund contemplated by their advisory and custody agreements with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or the Fund. If the Wachovia Banks were prohibited from engaging in these customer-related activities, the Trustees would consider alternative service providers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

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                                TAX INFORMATION
The Fund expects to pay no federal income tax because it will meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

Unless otherwise exempt, shareholders will be subject to federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

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                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield and effective yield for Institutional Shares.

The yield of Institutional Shares represents the annualized rate of income earned on an investment in Institutional Shares over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment in Institutional Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares after reinvesting all distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Institutional Shares and Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

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                            OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Investment Shares. Investment Shares are sold to customers of the Wachovia Banks who are not eligible to purchase Institutional Shares and customers of Wachovia Investments, Inc. Investment Shares are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan adopted by the Trust, whereby the distributor is paid a maximum fee of 0.40 of 1% of the Investment Shares' average daily net assets. Institutional Shares are distributed without a Rule 12b-1 Plan.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Investment Shares will be less than those payable to Institutional Shares by the difference between class expenses and distribution expenses borne by shares of each respective class. The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investments Shares, investors may call 1-800-994-4414.

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                                  ADDRESSES

Biltmore Money Market Fund                 Federated Investors Tower
   Institutional Shares                    Pittsburgh, Pennsylvania 15222-3779

Distributor                                Federated Securities Corp.
                                           Federated Investors Tower
                                           Pittsburgh, Pennsylvania 15222-3779

Investment Adviser                         Wachovia Asset Management
                                           301 North Main Street
                                           Winston-Salem, North Carolina 27150

Custodian                                  Wachovia Bank of North Carolina, N.A.
                                           Wachovia Trust Operations
                                           301 North Main Street
                                           Winston-Salem, North Carolina 27150

Transfer Agent, Dividend Disbursing Agent, Federated Services Company
and Portfolio Recordkeeper                 Federated Investors Tower
                                           Pittsburgh, Pennsylvania 15222-3779

Counsel to The Biltmore Funds              Kirkpatrick & Lockhart LLP
                                           1800 Massachusetts Avenue, N.W.
                                           Washington, D.C. 20036-1800

Counsel to the Independent Trustees        Piper & Marbury L.L.P.
                                           1200 Nineteenth Street, N.W.
                                           Washington, D.C. 20036-2430

Independent Auditors                       Ernst & Young LLP
                                           One Oxford Centre
                                           Pittsburgh, Pennsylvania 15219


                    Biltmore Money Market Fund Prospectus
                             Institutional Shares
                      A Portfolio of The Biltmore Funds
                  An Open-End Management Investment Company

                                                                 Cusip 090297102
January 31, 1997                                          2020203A-IS (1/97)
822-16 (1/97)







                          BILTMORE MONEY MARKET FUND
                     (A PORTFOLIO OF THE BILTMORE FUNDS)
                             INSTITUTIONAL SHARES
                              INVESTMENT SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Investment Shares of Biltmore Money Market Fund (the ``Fund'), a portfolio in The Biltmore Funds (the ``Trust'), dated January 31, 1997 This Statement is not a prospectus itself. To receive a copy of either prospectus, write to the Fund, call The Biltmore Service Center toll-free at 1-800-994-4414, or contact your Wachovia Bank account officer.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                       Statement dated January 31, 1997

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Ratings                                       2
 When-Issued and Delayed
  Delivery Transactions                        2
 Reverse Repurchase Agreements                 2
 Credit Enhancement                            2
 Investment Limitations                        2
 Regulatory Compliance                         4
THE BILTMORE FUNDS MANAGEMENT                  4

 Officers and Trustees                         4
 Fund Ownership                                6
 Trustees Compensation                         6
 Trustee Liability                             6
INVESTMENT ADVISORY SERVICES                   6

 Adviser to the Fund                           6
 Advisory Fees                                 7
BROKERAGE TRANSACTIONS                         7

OTHER SERVICES                                 7

 Fund Administration                           7
 Custodian and Portfolio Recordkeeper          7
 Transfer Agent                                8
 Legal Services                                8
 Independent Auditors                          8
PURCHASING SHARES                              8

 Distribution Plan (Investment Shares Only)    8


 Conversion to Federal Funds                   8
EXCHANGING SECURITIES FOR FUND SHARES          8

DETERMINING NET ASSET VALUE                    9

 Use of the Amortized Cost Method              9
REDEEMING SHARES                              10

 Redemption in Kind                           10
MASSACHUSETTS BUSINESS TRUSTS                 10

TAX STATUS                                    10

 The Fund's Tax Status                        10
 Shareholders' Tax Status                     11
YIELD                                         11

EFFECTIVE YIELD                               11

PERFORMANCE COMPARISONS                       11

FINANCIAL STATEMENTS                          12


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991.
Shares of the Fund are offered in two classes, Institutional Shares and Investment Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to both classes of the above-mentioned Shares. Capitalized terms not otherwise defined in this Statement shall have the same meaning assigned in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests exclusively in money market instruments which mature in 397 days or less and which include, but are not limited to, high quality commercial paper and variable amount master demand notes, bank instruments, and U.S. government obligations.
The instruments of banks whose deposits are insured by the Bank Insurance Fund (`BIF''), which is administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by that organization.
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
       the full faith and credit of the U.S. Treasury;
     -


       the issuer's right to borrow from the U.S. Treasury;
     -
       the discretionary authority of the U.S. government to purchase
     -
       certain obligations of agencies or instrumentalities; or
       the credit of the agency or instrumentality issuing the
     -
       obligations.
     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
       Farm Credit System, including the National Bank for Cooperatives,
     -
       Farm Credit Banks, and Banks for Cooperatives;
       Federal Home Loan Banks;
     -
       Federal Home Loan Mortgage Corporation;
     -

     -
       Fannie Mae;
     -

     -
       Government National Mortgage Association; and
     -
       Student Loan Marketing Association.
     -
   BANK INSTRUMENTS
     In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
       Eurodollar Certificates of Deposit issued by foreign branches of
     -
       U.S. or foreign banks;
       Eurodollar Time Deposits, which are U.S. dollar-denominated
     -
       deposits in foreign branches of U.S. or foreign banks; and
       Yankee Certificates of Deposit, which are U.S. dollar-denominated
     -
       certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by


Standard & Poor's Ratings Group (`S&P'')or Prime-1 by Moody's Investors Service, Inc. (`Moody's''), are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
INVESTMENT LIMITATIONS
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, and limitations or Declaration of Trust.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry. The Fund may invest 25% or more of the value of its total assets in cash or certain money market instruments, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Except as noted, the above limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of `senior securities'' within the meaning of the investment limitation set forth above. The following investment limitations, however, may be changed by the Board of Trustees (the `Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions in resale under federal securities law, except for Section 4(2) commercial paper and other restricted securities determined to be liquid under criteria established by the Trustees.
   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed income time deposits with maturities over seven days, and restricted securities which have not been determined to be liquid under criteria established by the Trustees.
   INVESTING IN NEW ISSUES
     The Fund will not invest in more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
The Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment , to be `cash items.''
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE BILTMORE FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their principal occupations, birthdates, and present positions.. Each of the Trustees and Officers listed below holds an identical position with The Biltmore Municipal Funds, another investment company. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley*
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931


Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins*
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until
1988).


J. Berkley Ingram, Jr.*
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.



D. Dean Kaylor*
2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).


Charles S. Way, Jr.*
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management,


Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer
Vice President, Federated Services Company.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


*All Trustees ate independent of the Trust.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of January 3, 1997 the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Fund: Wachovia Bank of North Carolina, Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 147,333,688 Shares (100%).
As of January 3. 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund: Wachovia Investments, Inc., Winston-Salem, North Carolina, owned approximately


109,212,609 Shares (45.43%); Wachovia Bank of North Carolina, Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 82,011,134 Shares (34.12%); and Wachovia Bank of Georgia, Atlanta, Georgia, on behalf of certain underlying accounts, owned approximately 32,783,807 Shares (13.64%).
TRUSTEES COMPENSATION

NAME AND                                TOTAL COMPENSATION  PAID
POSITION WITH THE                       TO THE TRUSTEES  FROM THE TRUST
TRUST                                   AND FUND COMPLEX*+ #


James A. Hanley,                        $24,600
Trustee                                 and one other investment company in
the Complex

Samuel E. Hudgins,                      $24,600
Trustee                                 and one other investment company in
the Complex

J. Berkley Ingram, Jr.,                      $22,500
Trustee                                 and one other investment company in
the Complex

D. Dean Kaylor,                         $22,500
Trustee                                 and one other investment company in
the Complex


Charles S. Way, Jr.,                    $22,500
Trustee                                 and one other investment company in
the Complex




*Information is furnished for the fiscal year ended November 30, 1996. +The total compensation is paid by The Biltmore Funds, which is comprised of twelve portfolios and The Biltmore Municipal Funds, which is comprised of three portfolios.
# The Fund Complex is comprised of 15 portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Wachovia Asset Management (the `Adviser''). The Adviser is a business unit of Wachovia Bank of North Carolina, N.A., which is a wholly-owned subsidiary of Wachovia Corporation of North Carolina, a wholly-owned subsidiary of Wachovia Corporation.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Wachovia Banks' or their affiliates' lending relationships with an issuer.


ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectuses.

For the fiscal years ended November 30, 1996, 1995, and 1994 , the Adviser earned $1,682,976, $1,299,430, and $859,936, respectively, of which
$1,066,801, $894,267, and $587,479,  respectively, were voluntarily waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce its expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectuses.

For the fiscal years ended November 30, 1996, 1995, 1994 , the Fund incurred administrative service costs of
$291,826, $233,146, and $170,963,  respectively, of which $0, $0, and
$46,534, respectively, were voluntarily waived. In addition, for the fiscal years ended November 30, 1996, 1995, and 1994 , Federated Administrative Services reimbursed$0, $0, and $52,852, respectively, in other Fund operating expenses.

CUSTODIAN AND PORTFOLIO RECORDKEEPER
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina, is custodian (the `Custodian'') for the securities and cash of the Fund.


Under the Custodian Agreement, Wachovia Bank of North Carolina, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays Wachovia Bank of North Carolina, N.A. an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C. serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors are Ernst & Young LLP, Pittsburgh, Pennsylvania. PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing Shares is explained in the respective prospectus under `Investing in Institutional Shares''and ``Investing in Investment Shares.''
DISTRIBUTION PLAN (INVESTMENT SHARES ONLY)
With respect to the Investment Shares class of the Fund, the Trust has adopted a plan (the `Plan'') pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the 1940 Act (the `1940 Act''). The Plan provides for payment of fees to Federated
Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Investment Shares subject to the Plan. Such activities may include: the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Investment Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

For the fiscal years ended November 30, 1996, 1995, and 1994 , brokers and administrators (financial institutions) received fees in the amount of $813,049, $475,563, and $127,921, respectively, pursuant to the Plan, of which $0, $66,795, and $31,980, respectively, were voluntarily waived.



CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. The Wachovia Banks (as defined in the prospectus) act as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES

The Fund has no present intention of accepting securities in exchange for Shares. However, if the Fund should allow such exchanges, it will do so only upon the prior approval of the Fund and only upon a determination by the Fund and Adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment requirement of the Fund. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
   TAX CONSEQUENCES
     If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.


DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the respective prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as


`puts,'' the Fund does not consider them to be separate investments for the purposes of its investment policies.
   MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.
     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectus under `Redeeming Institutional Shares'' and `Redeeming Investment Shares.''
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.


The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, which obligates the Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. MASSACHUSETTS BUSINESS TRUSTS

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or the Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


  derive at least 90% of its gross income from dividends, interest, and
-
  gains from the sale of securities;
  derive less than 30% of its gross income from the sale of securities
-
  held less than three months;
  invest in securities within certain statutory limits; and
-
  distribute to its shareholders at least 90% of its net income earned
-
  during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and any short-term capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD


The Fund's yield for the seven-day period ended November 30, 1996, was 5.20% for Institutional Shares. The yield for Investment Shares was 4.80% for the same period.
The Fund calculates the yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the `base period.''This yield is computed by:
  determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one


  Share and all dividends declared on the original and any purchased
  Shares;
  dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended November 30, 1996, was 5.34% for Institutional Shares. The effective yield for
Investment Shares was 4.92% for the same period.
The Fund's effective yield for both classes of Shares is computed by compounding the unannualized base period return by:
  adding 1 to the base period return;
-
  raising the sum to the 365/7th power; and
-
  subtracting 1 from the result.
-

-
PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:
  portfolio quality;
-
  average portfolio maturity;
-
  type of instruments in which the portfolio is invested; .
-
  changes in interest rates on money market instruments;
-
  changes in the expenses of the Fund or of either class of Shares; and
-
  the relative amount of Fund cash flow.
-
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,


investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories
-
  by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``institutional money market instruments funds'' and ``money market instruments funds'' categories in advertising and sales literature.
  BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial
-
  reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
  IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds
-
  of money market funds on a weekly basis and, through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.
  MONEY, a monthly magazine, regularly ranks money market funds in various
-
  categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.


Advertisements and other sales literature for either class of Shares may quote total returns, which are calculated on standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for Biltmore Money Market Fund for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore Money Market Fund dated November 30, 1996 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.
Cusip 090297-10-2
Cusip 090297-20-1
2020203B (1/97)






                     BILTMORE PRIME CASH MANAGEMENT FUND
                     (A PORTFOLIO OF THE BILTMORE FUNDS)
                             INSTITUTIONAL SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Institutional Shares of Biltmore Prime Cash Management Fund (the ``Fund'), a portfolio in The Biltmore Funds (the ``Trust''), dated January 31, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Fund, call The Biltmore


   Service Center toll-free at 1-800-994-4414, or contact your Wachovia Bank account officer.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated January 31, 1997
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Ratings                                       2
 When-Issued and Delayed
  Delivery Transactions                        2
 Reverse Repurchase Agreements                 2
 Credit Enhancement                            2
 Investment Limitations                        2
 Regulatory Compliance                         4
THE BILTMORE FUNDS MANAGEMENT                  5

 Officers and Trustees                         5
 Fund Ownership                                6
 Trustees Compensation                         7
 Trustee Liability                             7
INVESTMENT ADVISORY SERVICES                   7

 Adviser to the Fund                           7
 Advisory Fees                                 7
BROKERAGE TRANSACTIONS                         8

OTHER SERVICES                                 8

 Fund Administration                           8
 Custodian and Portfolio Recordkeeper          8
 Transfer Agent                                8
 Legal Services                                8
 Independent Auditors                          9


PURCHASING INSTITUTIONAL SHARES                9

 Conversion to Federal Funds                   9
EXCHANGING SECURITIES FOR FUND SHARES          9

DETERMINING NET ASSET VALUE                    9

 Use of the Amortized Cost Method              9
REDEEMING INSTITUTIONAL SHARES                10

 Redemption in Kind                           10
MASSACHUSETTS BUSINESS TRUSTS                 11

TAX STATUS                                    11

 The Fund's Tax Status                        11
 Shareholders' Tax Status                     11
YIELD                                         11

EFFECTIVE YIELD                               12

PERFORMANCE COMPARISONS                       12

FINANCIAL STATEMENTS                          13


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991.
Shares of the Fund are offered in one class, Institutional Shares. This Statement of Additional Information relates to the Institutional Shares of the Fund. Capitalized terms not otherwise defined in this Statement have the same meaning assigned in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests exclusively in money market instruments which mature in 397 days or less and which include, but are not limited to, high quality obligations issued or backed by the U.S. government, its agencies or instrumentalities, commercial paper, variable amount master demand notes, and bank instruments.
The instruments of banks whose deposits are insured by the Bank Insurance Fund (`BIF''), which is administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by that organization.
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
       the full faith and credit of the U.S. Treasury;
     -
       the issuer's right to borrow from the U.S. Treasury;
     -
       the discretionary authority of the U.S. government to purchase
     -
       certain obligations of agencies or instrumentalities; or
       the credit of the agency or instrumentality issuing the
     -
       obligations.
     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
       Farm Credit System, including the National Bank for Cooperatives,
     -
       Farm Credit Banks, and Banks for Cooperatives;
       Federal Home Loan Banks;
     -
       Federal Home Loan Mortgage Corporation;
     -
       Federal National Mortgage Association;
     -
       Government National Mortgage Association; and
     -
       Student Loan Marketing Association.
     -
   BANK INSTRUMENTS
     In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
       Eurodollar Certificates of Deposit issued by foreign branches of
     -
       U.S. or foreign banks;
       Eurodollar Time Deposits, which are U.S. dollar-denominated
     -
       deposits in foreign branches of U.S. or foreign banks; and
       Yankee Certificates of Deposit, which are U.S. dollar-denominated
     -
       certificates of deposit issued by U.S. branches of foreign banks and held in the United States.


RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's Ratings Group (`S&P'') or Prime-1 by Moody's Investors Service, Inc. (`Moody's'') , are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
INVESTMENT LIMITATIONS
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, and limitations or Declaration of Trust.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry. The Fund may invest 25% or more of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
Except as noted, the above limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of `senior securities'' within the meaning of the investment limitation set forth above. The following investment limitations, however, may be changed by the Board of Trustees (the `Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for Section 4(2) commercial paper and other restricted securities determined to be liquid under criteria established by the Trustees.
   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed income time deposits with maturities over seven days, and restricted securities which have not been determined to be liquid under criteria established by the Trustees.
   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
The Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be `cash items.''
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


THE BILTMORE FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their principal occupations, birthdates, and present positions.. Each of the Trustees and Officers listed below holds an identical position with The Biltmore Municipal Funds, another investment company. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley*
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins*
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until
1988).


J. Berkley Ingram, Jr.*
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.


D. Dean Kaylor*


2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).





Charles S. Way, Jr.*
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938


President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer
Vice President, Federated Services Company.


 Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


* All Trustees are independent of the Trust.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.



As of January 3, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Fund: Wachovia Bank of North Carolina, Winston-Salem, North Carolina, owned approximately 1,153,683,563 Shares (100%).



TRUSTEES COMPENSATION

NAME AND                                TOTAL COMPENSATION  PAID
POSITION WITH THE                       TO THE TRUSTEES  FROM THE TRUST
TRUST                                   AND FUND COMPLEX*+ #


James A. Hanley,                        $24,600
Trustee                                 and one other investment company in
the Complex

Samuel E. Hudgins,                      $24,600
Trustee                                 and one other investment company in
the Complex


J. Berkley Ingram, Jr.,                      $22,500
Trustee                                 and one other investment company in
the Complex

D. Dean Kaylor,                         $22,500


Trustee                                 and one other investment company in
the Complex


Charles S. Way, Jr.,                    $22,500
Trustee                                 and one other investment company in
the Complex


*Information is furnished for the fiscal year ended November 30, 1996. +The total compensation is paid by The Biltmore Funds, which is comprised of twelve portfolios and The Biltmore Municipal Funds, which is comprised of three portfolios.
# The Fund Complex is comprised of 15 portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Wachovia Asset Management (the
`Adviser''). The Adviser is a business unit of Wachovia Bank of North Carolina, N.A., which is a wholly-owned subsidiary of Wachovia Corporation of North Carolina, a wholly-owned subsidiary of Wachovia Corporation.


The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Wachovia Banks' or their affiliates' lending relationship with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the fiscal years ended November 30, 1996, 1995, and for the period from December 2, 1993 (date of initial public investment) through November 30, 1994, the Adviser earned $3,161,728, $2,614,827 and $1,748,930, respectively, of which $2,374,109, $2,008,188 and $1,288,670, respectively, were voluntarily waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce its expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

For the fiscal years ended November 30, 1996, 1995, and for the period from December 2, 1993 (date of initial public investment) through November 30, 1994, the Fund incurred administrative service costs of $913,490, $782,722 and $556,490, respectively, of which $310,436, $346,917 and $264,629, respectively, were voluntarily waived. In addition, for the fiscal years ended November 30, 1996, 1995, and for the period from December 2, 1993 (date of initial public investment) through November 30, 1994, Federated Administrative Services reimbursed $0, $0 and $45,911, respectively, in other Fund operating expenses.

CUSTODIAN AND PORTFOLIO RECORDKEEPER
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina, is custodian (the `Custodian'') for the securities and cash of the Fund. Under the Custodian Agreement, Wachovia Bank of North Carolina, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays Wachovia Bank of North Carolina, N.A. an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C. serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors are Ernst & Young LLP, Pittsburgh, Pennsylvania. PURCHASING INSTITUTIONAL SHARES

Institutional Shares of the Fund are sold at their net asset value without a sales charge on days the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing Institutional Shares is explained in the prospectus under `Investing in Institutional Shares.''
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. The Wachovia Banks act as the shareholders' agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES

The Fund has no present intention of accepting securities in exchange for Fund shares. However, if the Fund should allow such exchanges, it will do so only upon the prior approval of the Fund and only upon a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment requirement of the Fund.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
   TAX CONSEQUENCES
     If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940 (the `1940 Act''). Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as `puts,'' the Fund does not consider them to be separate investments for the purposes of its investment policies.


   MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.
     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may,


     from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING INSTITUTIONAL SHARES

Institutional Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under `Redeeming Institutional Shares.'' REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, which obligates the Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. MASSACHUSETTS BUSINESS TRUSTS

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or the Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.


TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
  derive at least 90% of its gross income from dividends, interest, and
-
  gains from the sale of securities;
  derive less than 30% of its gross income from the sale of securities
-
  held less than three months;
  invest in securities within certain statutory limits; and
-
  distribute to its shareholders at least 90% of its net income earned
-
  during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and any short-term capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD




The Fund's yield for the seven-day period ended November 30, 1996, was 5.33%.

The Fund calculates the yield for Institutional Shares daily, based upon the seven days ending on the day of the calculation, called the `base period.''This yield is computed by:
  determining the net change in the value of a hypothetical account with a
-
  balance of one Institutional Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Institutional Shares purchased with dividends earned from the original one Institutional Share and all dividends declared on the original and any purchased Institutional Shares;
  dividing the net change in the account's value by the value of the
-
  account at the beginning of the base period to determine the base period return; and
  multiplying the base period return by 365/7.
-
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in Institutional Shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD


The Fund's effective yield for the seven-day period ended November 30, 1996, was 5.48%.

The Fund's effective yield for Institutional Shares is computed by compounding the unannualized base period return by:
  adding 1 to the base period return;
-


  raising the sum to the 365/7th power; and
-
  subtracting 1 from the result.
-
PERFORMANCE COMPARISONS

The performance of Institutional Shares depends upon such variables as:
  portfolio quality;
-
  average portfolio maturity;
-
  type of instruments in which the portfolio is invested;
-
  changes in interest rates on money market instruments;
-
  changes in the expenses of the Fund or of Institutional Shares; and
-
  the relative amount of Fund cash flow.
-
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price . The financial publications and/or indices which the Fund uses in advertising may include:
  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories
-
  by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``institutional money market instruments funds'' category in advertising and sales literature.
  BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial
-
  reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
  IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds
-
  of money market funds on a weekly basis and, through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.
  MONEY, a monthly magazine, regularly ranks money market funds in various
-
  categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
Advertisements and other sales literature for Institutional Shares may quote total returns which are calculated on standardized base periods. These total returns also represent the historic change in the value of an investment in Institutional Shares based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for Biltmore Prime Cash Management Fund for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore Prime Cash Management Fund dated November 30, 1996 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.
Cusip 090297-80-5
2051406B (1/97)







                     BILTMORE TAX-FREE MONEY MARKET FUND
                     (A PORTFOLIO OF THE BILTMORE FUNDS)
                             INSTITUTIONAL SHARES
                              INVESTMENT SHARES
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Investment Shares of Biltmore Tax-Free Money Market Fund (the ``Fund'), a portfolio in The Biltmore Funds (the ``Trust'), dated January 31, 1997. This Statement is not a prospectus itself. To receive a copy of either prospectus, write to the Fund, call The Biltmore Service Center toll-free at 1-800-994-4414, or contact your Wachovia Bank account officer.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated January 31, 1997

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND   1

INVESTMENT OBJECTIVE AND POLICIES    1

 Acceptable Investments              1
 Ratings                             1
 When-Issued and Delayed
  Delivery Transactions              2
 Reverse Repurchase Agreements       2
 Credit Enhancement                  2
 Temporary Investments               2
 Investment Risks                    3
 Investment Limitations              3
 Regulatory Compliance               5
THE BILTMORE FUNDS MANAGEMENT        5

 Officers and Trustees               5
 Fund Ownership                      7
 Trustees Compensation               7
 Trustee Liability                   7
INVESTMENT ADVISORY SERVICES         8

 Adviser to the Fund                 8
 Advisory Fees                       8
BROKERAGE TRANSACTIONS               8

OTHER SERVICES                       9

 Fund Administration                 9
 Custodian and Portfolio Recordkeeper9
 Transfer Agent                      9


 Legal Services                      9
 Independent Auditors                9
PURCHASING SHARES                    9

 Distribution Plan (Investment Shares
  Only)                              9
 Conversion to Federal Funds        10
EXCHANGING SECURITIES FOR FUND SHARES10

DETERMINING NET ASSET VALUE         10

 Use of the Amortized Cost Method   10
REDEEMING SHARES                    11

 Redemption in Kind                 11
MASSACHUSETTS BUSINESS TRUSTS       12

TAX STATUS                          12

 The Fund's Tax Status              12
YIELD                               12

TAX-EQUIVALENT YIELD                12

 Tax-Equivalency Table              13
EFFECTIVE YIELD                     13

PERFORMANCE COMPARISONS             14

FINANCIAL STATEMENTS                14


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991.
Shares of the Fund are offered in two classes, Institutional Shares and Investment Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to both classes of the above-mentioned Shares. Capitalized terms not otherwise defined in this Statement have the same meaning assigned in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
The Fund invests primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (`Municipal Securities'). The Fund invests primarily in Municipal Securities maturing in 397 days or less.
   CHARACTERISTICS
     When determining whether a Municipal Security presents minimal credit risks, the Fund's investment adviser considers the creditworthiness of
     1) the issuer of a Municipal Security, 2) the issuer of a demand feature if the Fund has the unconditional right to demand payment for the Municipal Securities, or 3) any guarantor of payment by either of those issuers.
The Fund is not required to sell a Municipal Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the security. The Board of Trustees (the `Trustees'') and the Fund's investment adviser consider this event, however, in their determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's Investors Service, Inc., (`Moody's'') or Standard & Poor's Ratings Group (``S&P'') change because of changes in those organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectuses.
   MUNICIPAL LEASES
     The Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit-enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by S&P orPrime-1 by Moody's are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
TEMPORARY INVESTMENTS
The Fund may also invest in high quality temporary investments or cash from time to time for temporary defensive purposes. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Municipal Securities and thereby reduce the Fund's yield.


   REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable Municipal Securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amounts of assets in Municipal Securities and thereby reduce the Fund's yield.
INVESTMENT RISKS
Litigation or legislation could affect the validity of certain Municipal Securities or their tax-free interest. For example, litigation challenging the validity of systems of financing public education has been initiated or adjudicated in a number of states. The Fund will not investigate such legislation or litigation unless it deems it necessary to do so. To the extent that litigation or legislation has an adverse effect on the ratings as ascribed to a particular Municipal Security, there is some protection to the Fund's shareholders from the Fund's policy of buying only highly-rated securities.
INVESTMENT LIMITATIONS
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
   INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies and instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
   CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. However, the Fund may invest, as temporary investments, more than 25% of the value of its assets in cash or certain money market instruments, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.
Except as noted, the above limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of `senior securities'' within the meaning of the investment limitation set forth above. The following investment limitations may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.


   INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.INVESTING IN ILLIQUID SECURITIES The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities which have not been determined to be liquid under criteria established by the Trustees.

   INVESTING IN NEW ISSUES
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where payment of principal and interest is the responsibility of companies (or, in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operations of any predecessor.Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
The Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S.


branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be `cash items.''

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE BILTMORE FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their principal occupations, birthdates, and present positions.. Each of the Trustees and Officers listed below holds an identical position with The Biltmore Municipal Funds, another investment company. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley*
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins*
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until
1988).


J. Berkley Ingram, Jr.*


114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.


D. Dean Kaylor*
2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).


Charles S. Way, Jr.*
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer
Vice President, Federated Services Company.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary


Senior Corporate Counsel, Federated Investors.


*All Trustees are independent of the Trust.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 3, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Fund: Wachovia Bank of North Carolina, Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 164,883,671 Shares (100%).
As of January 3, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund: Wachovia Bank of South Carolina, Columbia, South Carolina, on behalf of certain underlying accounts, owned approximately 26,347,678 Shares (30.29%); Wachovia Investments, Inc., Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 20,282,796 Shares (23.32%); Wachovia Bank of Georgia, Atlanta, Georgia, on behalf of certain underlying accounts, owned approximately 29,138,506 Shares (33.50%) and Wachovia Bank of North Carolina, Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 11,206,636 Shares (12.88%).

TRUSTEES COMPENSATION

NAME AND                                TOTAL COMPENSATION  PAID
POSITION WITH THE                       TO THE TRUSTEES  FROM THE TRUST
TRUST                                   AND FUND COMPLEX*+ #


James A. Hanley,                        $24,600


Trustee                                 and one other investment company in
the Complex

Samuel E. Hudgins,                      $24,600
Trustee                                 and one other investment company in
the Complex


J. Berkley Ingram, Jr.,                      $22,500
Trustee                                 and one other investment company in
the Complex

D. Dean Kaylor,                         $22,500
Trustee                                 and one other investment company in
the Complex


Charles S. Way, Jr.,                    $22,500
Trustee                                 and one other investment company in
the Complex


*Information is furnished for the fiscal year ended November 30, 1996. +The total compensation is paid by The Biltmore Funds, which is comprised of twelve portfolios and The Biltmore Municipal Funds, which is comprised of three portfolios.
# The Fund Complex is comprised of 15 portfolios.


TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Wachovia Asset Management (the `Adviser''). The Adviser is a business unit of Wachovia Bank of North Carolina, N.A., which is a wholly-owned subsidiary of Wachovia Corporation of North Carolina, a wholly-owned subsidiary of Wachovia Corporation.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Wachovia Banks' or their affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectuses.
For the fiscal years ended November 30, 1996, 1995, and 1994 , the Adviser earned $891,888, $713,058, and $620,752, respectively, of which $757,528,
$658,480, and $463,428,  respectively, were voluntarily waived.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce its expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectuses.
For the fiscal years ended November 30, 1996, 1995, and 1994 , the Fund incurred administrative service costs of $154,633 $128,145, and $124,799, respectively, of which $0, $0, $31,039, respectively, were voluntarily waived. In addition, for the fiscal years ended November 30, 1996, 1995, 1994 , Federated Administrative Services reimbursed $0, $0, and $57,028, respectively, in other Fund operating expenses.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina, is custodian (the `Custodian'') for the securities and cash of the Fund. Under the Custodian Agreement, Wachovia Bank of North Carolina, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays Wachovia Bank of North Carolina, N.A. an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C. serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors are Ernst & Young LLP, Pittsburgh, Pennsylvania. PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing Shares is explained in the respective prospectus under `Investing in Institutional Shares''and ``Investing in Investment Shares.''
DISTRIBUTION PLAN (INVESTMENT SHARES ONLY)
With respect to the Investment Shares class of the Fund, the Trust has adopted a plan (the `Plan'') pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the 1940 Act (the `1940 Act''). The Plan provides for payment of fees to Federated
Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Investment Shares subject to the Plan. Such activities may include: the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated


Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal years ended November 30, 1996, 1995, and 1994 , brokers and administrators (financial institutions) received fees in the amount of $287,139, $217,651, $139,886, respectively, pursuant to the Plan, of which $0, $35,392 and $34,972, respectively were voluntarily waived.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. The Wachovia Banks (as defined in the prospectus) act as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES

The Fund has no present intention of accepting securities in exchange for Shares. However, if the Fund should allow such exchanges, it will do so only upon the prior approval of the Fund and only upon a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment requirement of the Fund.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
   TAX CONSEQUENCES
     If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.


DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the respective prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as `puts,'' the Fund does not consider them to be separate investments for the purposes of its investment policies.
   MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality.
     The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


     Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.
     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectus under `Redeeming Institutional Shares'' and `Redeeming Investment Shares.''
REDEMPTION IN KIND
Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.


Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, which obligates the Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. MASSACHUSETTS BUSINESS TRUSTS

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or the Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
  derive at least 90% of its gross income from dividends, interest, and
-
  gains from the sale of securities;
  derive less than 30% of its gross income from the sale of securities
-
  held less than three months;
  invest in securities within certain statutory limits; and
-
  distribute to its shareholders at least 90% of its net income earned
-
  during the year.
YIELD

The Fund's yield for the seven-day period ended November 30, 1996, was 3.52% for Institutional Shares. The yield for Investment Shares was 3.12% for the same period.
The Fund calculates its yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the `base period.''This yield is computed by:
  determining the net change in the value of a hypothetical account with a
-
  balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one


  Share and all dividends declared on the original and any purchased
  Shares;
  dividing the net change in the account's value by the value of the
-
  account at the beginning of the base period to determine the base period return; and
  multiplying the base period return by (365/7).
-
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD

The Fund's effective yield for the seven-day period ended November 30, 1996, was 5.19% for Institutional Shares. The effective yield for Investment Shares was 4.58% for the same period.
The tax-equivalent yield for both classes of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 31% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.







Tax-Free Yield vs. Taxable Yield

                       TAXABLE YIELD EQUIVALENT FOR 1997
                              MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $41,201-   $99,601-   $151,751-     OVER
    RETURN    41,200  99,600    151,750     271,050    $271,050

    SINGLE       $1- $24,651-   $59,751-   $124,651-     OVER
    RETURN    24,650  59,750    124,650     271,050    $271,050


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%


     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended November 30, 1996, was 3.58% for Institutional Shares. The effective yield for
Investment Shares was 3.16% for the same period.
The Fund's effective yield for both classes of Shares is computed by compounding the unannualized base period return by:


  adding 1 to the base period return;
-
  raising the sum to the 365/7th power; and
-
  subtracting 1 from the result.
-
PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:
  portfolio quality;
-
  average portfolio maturity;
-
  type of instruments in which the portfolio is invested;
-
  changes in interest rates on money market instruments;
-
  changes in the expenses of the Fund of either class of Shares; and
-
  the relative amount of Fund cash flow.
-
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories
-
  by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``institutional tax exempt money market funds'' and `tax exempt money market funds'' categories in advertising and sales literature.
  SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTEs is an index of selected
-
  municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.


  SALOMON BROTHERS ONE-MONTH TAX-EXEMPT COMMERCIAL PAPER is an index of
-
  selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.
  MONEY, a monthly magazine, regularly ranks money market funds in various
-
  categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
  IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds
-
  of money market funds on a weekly basis and, through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for either class of Shares may quote total returns, which are calculated on standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for Biltmore Tax-Free Money Market Fund for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore Tax-Free Money Market Fund dated November 30, 1996 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.


Cusip 090297-30-0


Cusip 090297-40-9
2020206B (1/97)








                   BILTMORE U.S. TREASURY MONEY MARKET FUND
                     (A PORTFOLIO OF THE BILTMORE FUNDS)
                             INSTITUTIONAL SHARES
                              INVESTMENT SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the respective prospectus for the Institutional Shares and Investment Shares of Biltmore U.S. Treasury Money Market Fund (the ``Fund'), a portfolio in The Biltmore Funds (the ``Trust'), dated January 31, 1997. This Statement is not a prospectus itself. To receive a copy of either prospectus, write to the Fund, call The Biltmore Service Center toll-free at 1-800-994-4414, or contact your Wachovia Bank account officer. FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated January 31, 1997
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 When-Issued and Delayed
  Delivery Transactions                        1
 Repurchase Agreements                         1
 Reverse Repurchase Agreements                 1
 Investment Limitations                        2
 Regulatory Compliance                         3
THE BILTMORE FUNDS MANAGEMENT                  4

 Officers and Trustees                         4
 Fund Ownership                                5
 Trustees Compensation                         6
 Trustee Liability                             6
INVESTMENT ADVISORY SERVICES                   6

 Adviser to the Fund                           6
 Advisory Fees                                 7
BROKERAGE TRANSACTIONS                         7

OTHER SERVICES                                 7

 Fund Administration                           7
 Custodian and Portfolio Recordkeeper          7
 Transfer Agent                                8
 Legal Services                                8
 Independent Auditors                          8
PURCHASING SHARES                              8


 Distribution Plan (Investment Shares Only)    8
 Conversion to Federal Funds                   8
EXCHANGING SECURITIES FOR FUND SHARES          9

DETERMINING NET ASSET VALUE                    9

 Use of the Amortized Cost Method              9
REDEEMING SHARES                              10

 Redemption in Kind                           10
MASSACHUSETTS BUSINESS TRUSTS                 10

TAX STATUS                                    11

 The Fund's Tax Status                        11
 Shareholders' Tax Status                     11
YIELD                                         11

EFFECTIVE YIELD                               12

PERFORMANCE COMPARISONS                       12

FINANCIAL STATEMENTS                          13


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991.
Shares of the Fund are offered in two classes, Institutional Shares and Investment Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to both classes of the above-mentioned Shares. Capitalized terms not otherwise defined in this Statement have the same meaning assigned in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests only in short-term U.S. Treasury obligations which mature in 397 days or less.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trust's Board of Trustees (the `Trustees'').
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. INVESTMENT LIMITATIONS
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
   INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
Except as noted, the above limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of `senior securities'' within the meaning of the investment limitation set forth above. The following limitations may be changed without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.
   SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the Securities and Exchange Commission. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
The Fund does not expect to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets, or invest in securities of closed-end investment companies, during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be `cash items.''
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


THE BILTMORE FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their principal occupations, birthdates, and present positions.. Each of the Trustees and Officers listed below holds an identical position with The Biltmore Municipal Funds, another investment company. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley*
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins*
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia


Casualty & Surety Company, and Bankers Fidelity Life Insurance (until
1988).


J. Berkley Ingram, Jr.*
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.


D. Dean Kaylor*
2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).






Charles S. Way, Jr.*
200 Meeting Street


Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
March 23, 1960

Vice President and Assistant Treasurer


Vice President, Federated Services Company.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


*All Trustees re independent of the Trust.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of January 3, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Fund: Wachovia Bank of North Carolina, Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 452,539 Shares (100%).
As of January 3, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund: Wachovia Investments, Inc., Winston-Salem, North Carolina, on behalf of certain underlying accounts, owned approximately 44,197,616 Shares (40.77%); and Wachovia Bank of Georgia, Atlanta, Georgia, on behalf of certain underlying accounts, owned approximately 18,445,696 Shares (17.01%).

TRUSTEES COMPENSATION

NAME AND                                TOTAL COMPENSATION  PAID


POSITION WITH THE                       TO THE TRUSTEES  FROM THE TRUST
TRUST                                   AND FUND COMPLEX*+ #


James A. Hanley,                        $24,600
Trustee                                 and one other investment company in
the Complex

Samuel E. Hudgins,                      $24,600
Trustee                                 and one other investment company in
the Complex

J. Berkley Ingram, Jr.,                      $22,500
Trustee                                 and one other investment company in
the Complex

D. Dean Kaylor,                         $22,500
Trustee                                 and one other investment company in
the Complex


Charles S. Way, Jr.,                    $22,500
Trustee                                 and one other investment company in
the Complex


*Information is furnished for the fiscal year ended November 30, 1996.


+The total compensation is paid by The Biltmore Funds, which is comprised of twelve portfolios and The Biltmore Municipal Funds, which is comprised of three portfolios.
# The Fund Complex is comprised of 15 portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Wachovia Asset Management (the `Adviser''). The Adviser is a business unit of Wachovia Bank of North Carolina, N.A., which is a wholly-owned subsidiary of Wachovia Corporation of North Carolina, a wholly-owned subsidiary of Wachovia Corporation.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Wachovia Banks or their affiliates' lending relationships with an issuer.




ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectuses.

For the fiscal years ended November 30, 1996, 1995, and 1994 , the Adviser earned $1,754,090, $1,060,343, and $501,363, respectively, of which
$1,350,937, $845,641, and $432,458, respectively, were voluntarily waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce its expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectuses.

For the fiscal years ended November 30, 1996, 1995 and 1994, the Fund incurred administrative service costs of
$303,954, $190,189, and $98,959, respectively, of which, $0, $0, and
$25,319, respectively, were voluntarily waived. In addition, for the fiscal years ended November 30, 1996, 1995 and 1994, Federated Administrative


Services reimbursed $0, $0, and $57,893, respectively, of other Fund operating expenses.

CUSTODIAN AND PORTFOLIO RECORDKEEPER
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina, is custodian (the `Custodian'') for the securities and cash of the Fund. Under the Custodian Agreement, Wachovia Bank of North Carolina, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays Wachovia Bank of North Carolina, N.A. an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C. serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors are Ernst & Young LLP, Pittsburgh, Pennsylvania.


PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing Shares is explained in the respective prospectus under `Investing in Institutional Shares''and ``Investing in Investment Shares.''
DISTRIBUTION PLAN (INVESTMENT SHARES ONLY)
With respect to the Investment Shares class of the Fund, the Trust has adopted a plan (the `Plan'') pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the `1940 Act''). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Investment Shares subject to the Plan. Such activities may include: the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Investment Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

or the fiscal years ended November 30, 1996, 1995, and 1994 , brokers and administrators (financial institutions) received fees in the amount of $369,969, $295,596, and $104,760, respectively, of which $0, $45,636, and
$26,139 , respectively, were voluntarily waived pursuant to the Plan.

CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. The Wachovia Banks act as the shareholder's agent in depositing checks and converting them to federal funds.


EXCHANGING SECURITIES FOR FUND SHARES

The Fund has no present intention of accepting securities in exchange for Shares. However, if the Fund should allow such exchanges, it will do so only upon the prior approval of the Fund and only upon a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment requirement of the Fund.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

   TAX CONSEQUENCES
     If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the respective prospectuses.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as `puts,'' the Fund does not consider them to be separate investments for the purposes of its investment policies.
   MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.
     The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectus under `Redeeming Institutional Shares'' and `Redeeming Investment Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. MASSACHUSETTS BUSINESS TRUSTS

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or the Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


  derive at least 90% of its gross income from dividends, interest, and
-
  gains from the sale of securities;
  derive less than 30% of its gross income from the sale of securities
-
  held less than three months;
  invest in securities within certain statutory limits; and
-
  distribute to its shareholders at least 90% of its net income earned
-
  during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and any short-term capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD


The Fund's yield for the seven-day period ended November 30, 1996, was 5.19% for Institutional Shares. The yield for Investment Shares was 4.79% for the same period.

The Fund calculates its yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the `base period.''This yield is computed by:


  determining the net change in the value of a hypothetical account with a
-
  balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
  dividing the net change in the account's value by the value of the
-
  account at the beginning of the base period to determine the base period return; and
  multiplying the base period return by (365/7).
-
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.


EFFECTIVE YIELD


The Fund's effective yield for the seven-day period ended November 30, 1996, was 5.33% for Institutional Shares. The effective yield for Investment Shares was 4.91% for the same period.

The Fund's effective yield for both classes of Shares is computed by compounding the unannualized base period return by:
  adding 1 to the base period return;
-
  raising the sum to the 365/7th power; and
-
  subtracting 1 from the result.
-


PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:
  portfolio quality;
-
  average portfolio maturity;
-
  type of instruments in which the portfolio is invested;
-
  changes in interest rates on money market instruments;
-
  changes in the expenses of the Fund or of either class of Shares; and
-
  the relative amount of Fund cash flow.
-
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
  SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most
-
  representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories
-
  by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the ``institutional short-term U.S. Treasury funds'' and ``short-term U.S. Treasury funds'' categories in advertising and sales literature.
  MONEY, a monthly magazine, regularly ranks money market funds in various
-
  categories based on the latest available seven-day compound (effective)


  yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
  BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial
-
  reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
  IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds
-
  of money market funds on a weekly basis and, through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for either class of Shares may quote total returns, which are calculated on standardized base periods. Those total returns also represent the historic change in the value of an investment in either class of Shares based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS

The financial statements for Biltmore U.S. Treasury Money Market Fund for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore U.S. Treasury Money Market Fund dated November 30, 1996 (File Nos. 33-37525 and 811-
6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.
Cusip 090297-70-6
Cusip 090297-40-9
2020205B (1/97)








PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a) Financial Statements. (1-12) The Financial Statements for the fiscal period ended November 30, 1996, are incorporated herein by reference from the Funds' Annual Reports dated November 30, 1996.
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the
                    Registrant and Amendments 1-6 thereto; (12)
                (2) Copy of By-Laws of the Registrant;(1)
                    (i) Amended By-Laws of the Registrant;(2)
                (3) Not applicable;
                (4) Copy of Specimen Certificates for Shares of Beneficial
                    Interest;


                    (i) Biltmore Equity Fund Class B Shares;+
                    (ii) Biltmore Quantitative Equity Fund Class B Shares;+
                    (iii) Biltmore Balanced Fund Class B Shares;+
                    (iv) Biltmore Fixed Income Fund;+
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant and Exhibits A-I thereto;(12)
                    (i) Conformed Copy of Sub-Advisory Agreement of the Registrant; (10)
                    (ii) Conformed copy of Exhibit J to Investment
                         Advisory Contract to add Biltmore Emerging
                         Markets Fund to the present Investment Advisory Contract (13);
                (6) Conformed copy of Distributor's Contract of the
                    Registrant and Exhibits A-G thereto; (12)
                    (i) Conformed copy of Exhibit H to Distributor's Contract of the Registrant to add Biltmore Emerging Markets Fund (13);
                    (ii) Conformed copy of Exhibit I to Distributor's Contract to add Class A Shares and Class Y Shares;+
                    (iii) Conformed copy of Exhibit J to Distributor's Contract to add Class B Shares;+
                (7) Not applicable;



+  All exhibits have been electronically filed.
1




(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 18, 1991. (File Nos. 33-44590 and 811-6504)
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)
(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)



                     (8) Conformed copy of Custodian Agreement of the
                         Registrant and Exhibits A-D thereto; (12)
                     (9) Conformed copy of Portfolio Accounting and
                         Shareholder Recordkeeping Agreement of the
                         Registrant and Schedules A, and H thereto; (12)
                     (ii) Copy of Schedule I to Portfolio Accounting and
                         Shareholder Recordkeeping Agreement of the
                         Registrant; (12)
                    (iii)Conformed Copy of Exhibit F to Transfer Agency
                         and Service Agreement of the Registrant;(3)


                     (iv)Conformed Copy of Schedule G to Transfer Agency
                         and Service Agreement of the Registrant;(8)
                      (v)Conformed Copy of Sub-Transfer Agency and Service
                         Agreement;(7)
                     (vi)Conformed Copy of Administrative Services
                         Agreement of the Registrant through and including copies of exhibits A-D and Amendment 1 thereto;
                         (12)
                    (vii)Conformed copy of Amendment No. 2 to the
                         Administrative Services Agreement;(15)
                    (viii)..........Copy of Exhibit E to Administrative
                         Services Agreement of the Registrant; (12)
                    (ix) Conformed Copy of Shareholder Services
                         Plan; (7)
                     (x) Conformed Copy of Exhibit A to Shareholder
                         Services Plan of the Registrant and Amendment No.1 thereto; (12)
                     (xi)Conformed Copy of Amendment No. 2 to Exhibit A of
                         the Shareholder Services Plan of the Registrant
                         (13);
                     (xii)..........Conformed copy of Shareholder Services
                         Agreement; (8)
                    (xiii)..........Conformed copy of Exhibit A to
                         Shareholder Services Agreement of the Registrant;
                         (12)
                    (xiv)Conformed copy of Portfolio Accounting and
                         Shareholder Recordkeeping Agreement Amendment No. 2 to Schedule B;+


                    (xv) Conformed copy of Shareholder Services Agreement
                         of the Registrant;+
                    (xvi)Conformed copy of Shareholder Services Plan of
                         the Registrant;+
               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
               (11) Conformed copy of Consent of Independent Auditors; +
               (12) Not applicable;

+  All exhibits have been electronically filed.

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 12, 1992. (File Nos. 33-44590 and 811-6504).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)
(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on form N-1A filed January 11, 1994 (File Nos. 33-44590 and 811-6504)
(12)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)
(13) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)


(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)


          (13) Conformed copy of Initial Capital
     Understanding;(2)
               (14)      Not Applicable;
               (15)   (i)Conformed copy of Distribution Plan and Exhibits
                         A-B thereto; (12)
                    (ii) Copy of Dealer Agreement; (6)
                    (iii)Copy of Exhibit to Dealer Agreement;(6)
                    (iv) Copy of Rule 12b-1 Agreement;(2)
                      (v)    Copy of Exhibits A and B to 12b-1
              Agreement;(6)
                      (vi)   Copy of Exhibit C to 12b-1 Agreement;+
               (16) (i) Copy of Schedule for Computation of Fund Performance Data, Biltmore Money Market
                         Fund (5);
                    (ii) Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Prime Cash Management Fund (10);
                    (iii)Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Equity Fund (7);


+ All exhibits have been electronically filed.



(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)
(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed September 29, 1992. (File Nos. 33-44590 and 811-6504)
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

   Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

   Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)




(iv) Copy of Schedule for Computation of Fund Performance Data, Biltmore Fixed Income Fund (7);
 (v) Copy of Schedule for Computation of Fund Performance Data, Biltmore Equity Index Fund (7);
(vi) Copy of Schedule for Computation of Fund
     Performance Data, Biltmore Short-Term
     Fixed Income Fund (7);


                    (vii)     Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Special Values
                         Fund (7);
                    (viii)Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Balanced
                         Fund (7);
                      (ix) Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Quantitative
                         Equity Fund (11);
                    (xx) Copy of Schedule for Computation of Fund
                         Performance Data, Biltmore Emerging Markets Fund (14);
               (17)      Copy of Financial Data Schedules; +
               (18) Copy of The Biltmore Funds Multiple Class Plan;(15)
               (19) Conformed Copy of Power of Attorney (15);


+  All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on form N-1A filed July 29, 1993 (File Nos. 33
     44590 and 811-6504)
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed July 26, 1994. (File Nos. 33-44590 and 811-6504)
(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 under Form N-1A filed June 30, 1995. (File Nos. 33-44590 and 811-6504)
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)


Item 25.  Persons Controlled by or Under Common Control with Registrant:


          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of January 3, 1997

          Shares of beneficial interest
            (no par value)
          Biltmore Balanced Fund
          (Class A Shares)                   1,873
          (Class B Shares)                     168
          (Class Y Shares)                     426
          Biltmore Equity Fund
          (Class A Shares)                   2,675
          (Class B Shares)                     150
          (Class Y Shares)                     698
          Biltmore Equity Index Fund
          (Class A Shares)                   2,097
          (Class Y Shares)                     254
          Biltmore Emerging Markets Fund
          (Class A Shares)                   3,808
          (Class Y Shares)                   2,742
          Biltmore Fixed Income Fund
          (Class A Shares)                   1,073
          (Class B Shares)                      12
          (Class Y Shares)                     788
          Biltmore Special Values Fund


          (Class A Shares)                   1,752
          (Class Y Shares)                     272
          Biltmore Short-Term Fixed Income Fund
          (Class A Shares)                     279
          (Class Y Shares)                     177
          Biltmore Money Market Fund
           (Investment Shares)                  54
           (Institutional Shares)                3
          Biltmore Tax-Free Money Market Fund
           (Investment Shares)                   8
           (Institutional Shares)                3
          Biltmore U.S. Treasury Money Market Fund
           (Investment Shares)                   9
           (Institutional Shares)                3
          Biltmore Prime Cash Management Fund
               (Institutional Shares)           20
          Biltmore Quantitative Equity Fund
          (Class A Shares)                   2,231
          (Class B Shares)                     191
          (Class Y Shares)                     263

Item 27.  Indemnification:  (2)

Item 28.  Business and Other Connections of Investment Adviser:

(a)For a description of the other business of the investment adviser, see the section entitled "The Biltmore Funds Information
Management of the Trust" in Part A. The Officers of the investment adviser are: Chairman of the Board, L. M. Baker, Jr.;
President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice
President, Robert L. Alphin; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive
President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G.
Brookly. The business address of each of the Officers of the investment adviser is Wachovia Bank of North Carolina, N.A.,
North Main Street, Winston-Salem, N.C.  27101.

The Directors of the investment adviser are listed below with their occupations: L.M. Baker, Jr., President and Chief
Executive Officer, Wachovia Corporation, Chairman, Wachovia Bank of North Carolina, N.A.; H.C. Bissell, Chairman of the Board and Chief Executive Officer, The Bissell Companies, Inc.; Bert Collins, President and Chief Executive Officer.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)


North Carolina Mutual Life Insurance Company; Felton J Capel,
Chairman of the Board and President, Century Associates of North
Carolina; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; Estell C. Lee, Chairman of the Board and President, The Lee Company; David J. Whichard II, Chairman,
The Daily Reflector; John C. Whitaker, Jr., Chairman of the
Board and Chief Executive Officer, Inmar Enterprises, Inc.;
William Cavanaugh, III, President and Chief Operating Officer,
Carolina Power and Light Company; J. Walter McDowell, III,
President and Chief Executive Officer, Wachovia Bank of North
Carolina, N.A.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating
Officer, Parkdale Mills, Inc.; Thomas M. Belk, Jr., Senior Vice President, Belk Stores Services, Inc.; George W. Henderson
President and Chief Executive Officer, Burlington Industries, Inc.; G. George Prendergast, Executive Vice President, Wachovia
Corporation; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; and Andrew J. Schindler, President and Chief
Executive Officer, R.J. Reynolds Tobacco Company.

Item 29.  Principal Underwriters:


     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard
Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash
Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity
Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated
Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3
Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated
U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield
Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.;
Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money
Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree
Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds;
Targeted Duration Trust; Tax-Free Instruments Trust; The Monitor Funds
The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions;
Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of
Funds, Inc.; andWorld Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.-1999


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Richard B. Fisher         Director, Chairman, Chief
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

        Registrant
        The Biltmore Funds                   Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

        Federated Services Company      Federated InvestorsTower
        (Transfer Agent, Dividend            Pittsburgh, PA 15222-3779
        Disbursing Agent and Portfolio
        Recordkeeper)

        Federated Administrative Services    Federated Investors Tower
        (Administrator)                 Pittsburgh, PA 15222-3779

        Wachovia Asset Management            301 North Main Street
        (Adviser)                       Winston-Salem, NC  21750

        Twin Capital Management, Inc.        3244 Washington Road
        (Sub-Adviser to Biltmore             McMurrary, PA  15315-3153
        Quantitative Equity Fund only)

        Wachovia Bank of North Carolina      Wachovia Trust Operations
        (Custodian)                     301 North Main Street


                                        Winston-Salem, NC  21750

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.




                                                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE BILTMORE FUND certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1997.

                                                            THE BILTMORE FUNDS

               BY: /s/ Peter J. Germain
               Peter J. Germain, Secretary
               Attorney in Fact for John W. McGonigle
               January 29, 1997




   Pursuant to the requirements of the Securities Act of 1933, this mendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/Peter J. Germain
   Peter J. Germain         Attorney In Fact      January 29, 1997
   SECRETARY                For the Persons
                            Listed Below

   NAME                       TITLE

John W. McGonigle*                 President and Treasurer
                              (Chief Executive Officer
                              and Principal Financial and
                              Accounting Officer)

James A. Hanley*                   Trustee

Samuel E. Hudgins*                 Trustee

J. Berkley Ingram, Jr.*            Trustee

D. Dean Kaylor*                    Trustee

* By Power of Attorney